Document and Entity Information	3 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Trading Symbol	CGIX
Entity Registrant Name	CANCER GENETICS, INC
Entity Central Index Key	0001349929
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 216,872	$ 819,906	$ 2,417,256
Accounts receivable, net of allowance for doubtful accounts	1,124,893	850,545	688,980
Other current assets	598,631	489,278	269,269
Total current assets	1,940,396	2,159,729	3,375,505
FIXED ASSETS, net of accumulated depreciation	899,049	964,923	1,140,636
OTHER ASSETS
Security deposits	1,564	1,564	1,564
Restricted cash	250,000	250,000	200,000
Loan guarantee and financing fees, net of accumulated amortization	1,516,631	1,907,502	497,798
Patents	329,309	324,764	204,687
Deferred initial public offering costs	2,473,763	3,343,289	1,611,273
Total other assets	4,571,267	5,827,119	2,515,322
Total Assets	7,410,712	8,951,771	7,031,463
CURRENT LIABILITIES
Accounts payable and accrued expenses	4,885,145	4,578,761	4,317,121
Obligations under capital leases, current portion	20,464	17,158	36,209
Deferred revenue	676,327	468,010
Notes Payable, Current Portion	4,530,640	3,836,567	100,000
Line of credit	2,989,577	2,871,200
Total current liabilities	13,102,153	11,771,696	4,453,330
Obligations under capital leases		7,490	24,559
Deferred rent payable	165,920	164,298	156,311
Notes Payable, Long-Term	2,148,494	2,440,683	1,912,365
Line of credit	6,000,000	6,000,000	8,437,255
Warrant liability	7,518,000	12,549,000	11,113,000
Total liabilities	28,934,567	32,933,167	26,096,820
STOCKHOLDERS' DEFICIT
Common stock, value	135	135	130
Additional paid-in capital	25,067,388	24,970,255	23,220,672
Treasury stock		(17,442)	(17,442)
Accumulated deficit	(46,591,619)	(48,934,585)	(42,268,958)
Total Stockholders' Deficit	(21,523,855)	(23,981,396)	(19,065,357)
Total Liabilities and Stockholders' Deficit	7,410,712	8,951,771	7,031,463
Series A Preferred Stock
CURRENT LIABILITIES
Warrant liability			220,000
STOCKHOLDERS' DEFICIT
Preferred Stock, value	59	59	59
Series B Preferred Stock
CURRENT LIABILITIES
Warrant liability	215,000	230,000	1,160,000
STOCKHOLDERS' DEFICIT
Preferred Stock, value	$ 182	$ 182	$ 182

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts receivables	$ 36,000	$ 36,000	$ 24,050
Loan guarantee and financing fees, accumulated amortization	1,334,610	929,498	333,202
Common stock, shares authorized	100,000,000	24,000,000	24,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	1,349,936	1,349,936	1,295,026
Common stock, shares outstanding	1,349,936	1,349,936	1,295,026
Series A Preferred Stock
Preferred stock, shares authorized	588,000	588,000	588,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, purchase price liquidation preference	4,971,866	4,971,866	4,971,866
Preferred stock, shares issued	587,691	587,691	587,691
Preferred stock, shares outstanding	587,691	587,691	587,691
Series B Preferred Stock
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, purchase price liquidation preference	$ 9,108,000	$ 9,108,000	$ 9,108,000
Preferred stock, shares issued	1,821,600	1,821,600	1,821,600
Preferred stock, shares outstanding	1,821,600	1,821,600	1,821,600

Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 1,218,667	$ 834,752	$ 4,301,563	$ 3,019,407	$ 2,521,579
Cost of revenues	1,070,020	823,052	3,928,993	3,117,411	3,516,189
Gross profit	148,647	11,700	372,570	(98,004)	(994,610)
Operating expenses:
Research and development	490,577	523,511	2,111,947	2,073,661	1,166,553
General and administrative	1,570,629	936,157	4,502,424	4,439,170	3,445,998
Sales and marketing	396,554	339,568	1,398,786	1,574,088	715,966
Total operating expenses	2,457,760	1,799,236	8,013,157	8,086,919	5,328,517
Loss from operations	(2,309,113)	(1,787,536)	(7,640,587)	(8,184,923)	(6,323,127)
Other income (expense):
Interest expense	(1,293,985)	(864,981)	(4,701,028)	(1,314,234)	(792,415)
Interest income	606			117	763
Change in fair value of warrant liability	5,299,000	1,580,000	7,538,000	(10,388,000)	(2,026,000)
Loss on debt and warrant restructuring			(1,862,012)
Qualifying Therapeutic Discovery Project Grant					733,438
Total other income (expense)	4,005,621	715,019	974,960	(11,702,117)	(2,084,214)
Income (loss) before income taxes	1,696,508	(1,072,517)	(6,665,627)	(19,887,040)	(8,407,341)
Income tax provision (benefit)	(663,900)		(663,900)
Net income (loss)	$ 2,360,408	$ (1,072,517)	$ (6,665,627)	$ (19,887,040)	$ (8,407,341)
Basic net income (loss) per share	$ 1.75	$ (0.81)	$ (4.97)	$ (15.61)	$ (6.71)
Diluted net loss per share	$ (2.18)	$ (1.85)	$ (10.55)	$ (15.61)	$ (6.71)
Basic Weighted Average Shares Outstanding	1,349,936	1,329,279	1,342,174	1,274,153	1,253,231
Diluted Weighted Average Shares Outstanding	1,349,936	1,433,182	1,346,161	1,274,153	1,253,231

Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 2,360,408	$ (1,072,517)	$ (6,665,627)	$ (19,887,040)	$ (8,407,341)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	77,783	82,963	338,176	356,603	317,095
Amortization	3,807	3,807	15,229	13,048	9,723
Provision (recovery) for bad debts		48,931	(4,597)	372,680	46,356
Equity-based consulting and compensation expenses	97,133	276,867	915,361	1,093,117	476,875
Extension of warrants			144,000
Derivative warrants issued for consulting services				69,000	65,000
Deferred taxes
Change in fair value of warrant liability	(5,299,000)	(1,580,000)	(7,538,000)	10,388,000	2,026,000
Amortization of loan guarantee and financing fees	407,871	244,336	1,427,296	575,285	527,584
Accretion of discount on debt	538,911	404,150	2,212,154	480,620
Loss on debt and warrant restructuring			1,862,012
Deferred rent	1,622	1,997	7,987	25,922	42,363
Deferred initial public offering costs expensed	617,706
Change in working capital components:
Accounts receivable	(274,348)	(110,000)	(156,968)	(355,816)	(570,162)
Other current assets	10,647	(152,969)	(220,009)	551,738	(710,643)
Accounts payable, accrued expenses and deferred revenue	897,521	(1,350,859)	85,134	1,243,594	446,603
Net cash (used in) operating activities	(559,939)	(3,203,294)	(7,577,852)	(5,073,249)	(5,730,547)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(11,909)	(7,677)	(162,463)	(268,632)	(161,201)
Patent costs	(8,352)	(43,201)	(135,306)	(82,872)	(18,407)
(Increase) decrease in restricted cash		(50,000)	(50,000)	238,400	11,600
Net cash (used in) investing activities	(20,261)	(100,878)	(347,769)	(113,104)	(168,008)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on capital lease obligations	(4,184)	(10,569)	(36,120)	(42,708)	(79,848)
Proceeds from issuance of preferred stock					9,108,000
Payment of equity issuance costs		(688,969)	(1,373,000)	(182,933)	(826,837)
Proceeds from option exercises					1,600
Proceeds from warrant exercises		619,980	635,227	49,999
Proceeds from borrowings on notes payable		3,000,000	7,120,000	3,000,000
Proceeds from borrowings on line of credit				3,200,000	590,000
Payments on line of credit				(200,000)	(1,000,000)
Principal payments on notes payable	(18,650)		(17,836)		(145,000)
Net cash provided by (used in) financing activities	(22,834)	2,920,442	6,328,271	5,824,358	7,647,915
Net (decrease) in cash and cash equivalents	(603,034)	(383,730)	(1,597,350)	638,005	1,749,360
CASH AND CASH EQUIVALENTS
Beginning	819,906	2,417,256	2,417,256	1,779,251	29,891
Ending	216,872	2,033,526	819,906	2,417,256	1,779,251
SUPPLEMENTAL CASH FLOW DISCLOSURE
Cash paid for interest	128,215	241,987	1,091,377	253,996	274,356
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Fixed assets acquired through capital lease arrangement				49,600
Warrants issued with debt		940,000	6,122,000	1,970,000
Warrants issued for debt guarantee fee		1,061,000	1,583,000	831,000	415,000
Warrants issued for financing fees	47,000		1,003,000
Warrants issued for equity issuance costs					328,000
Warrant liability reclassified to equity				6,415,000
Accrued IPO costs	601,430		1,732,016	1,428,340
Accrued expenses recorded as financing fees		147,000	251,000
Payment of accrued IPO costs		162,878
Accrued expenses recorded as a discount on debt				161,000
IPO costs discounted	733,250
IPO costs reclassified to accounts receivable	120,000
Accrued expenses reclassified as derivative warrant liability	221,000		148,000
Derivative warrant settled with accrued expense			182,500
Retirement of treasury stock	$ 17,442

Consolidated Statement of Change in Stockholders' (Deficit) (USD $)	Total	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit
Balance at Dec. 31, 2009	$ (6,710,730)	$ 59		$ 123	$ 7,281,107	$ (17,442)	$ (13,974,577)
Balance (in shares) at Dec. 31, 2009		587,691		1,231,280
Shareholders Equity [Line Items]
Sale of series B Preferred Stock, net of stock issuance costs of $1,183,751	7,903,163		182		7,902,981
Sale of series B Preferred Stock, net of stock issuance costs (in shares)			1,821,600
Stock based compensation-employees	344,275				344,275
Stock based compensation-non-employees	90,600			2,000	90,600
Exercise of options	43,600			4	43,596
Exercise of options (in shares)	45,400			38,200
Net loss	(8,407,341)						(8,407,341)
Balance at Dec. 31, 2010	(6,736,433)	59	182	127	15,662,559	(17,442)	(22,381,918)
Balance (in shares) at Dec. 31, 2010		587,691	1,821,600	1,271,480
Shareholders Equity [Line Items]
Stock based compensation-employees	306,307				306,307
Stock based compensation-non-employees	636,810				636,810
Exercise of warrants	49,999			1	49,998
Exercise of warrants (in shares)				3,546
Warrant liability reclassified to equity	6,415,000				6,415,000
Issuance of common stock	150,000			2	149,998
Issuance of common stock				20,000
Net loss	(19,887,040)						(19,887,040)
Balance at Dec. 31, 2011	(19,065,357)	59	182	130	23,220,672	(17,442)	(42,268,958)
Balance (in shares) at Dec. 31, 2011		587,691	1,821,600	1,295,026
Shareholders Equity [Line Items]
Stock based compensation-employees	341,996				341,996
Stock based compensation-non-employees	573,365				573,365
Warrant extension	144,000				144,000
Exercise of warrants	690,227			5	690,222
Exercise of warrants (in shares)				54,910
Net loss	(6,665,627)						(6,665,627)
Balance at Dec. 31, 2012	$ (23,981,396)	$ 59	$ 182	$ 135	$ 24,970,255	$ (17,442)	$ (48,934,585)
Balance (in shares) at Dec. 31, 2012		587,691	1,821,600	1,349,936

Consolidated Statement of Change in Stockholders' (Deficit) (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Shareholders Equity [Line Items]
Sale of series B Preferred Stock, stock issuance costs	$ 1,183,751

Organization, Description of Business, Reverse Stock Split and Charter Amendment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Description of Business, Reverse Stock Split and Charter Amendment

Note 1. Organization, Description of Business, Reverse Stock Splits and Initial Public Offering

We were incorporated in the State of Delaware on April 8, 1999 and have offices and a laboratory located in Rutherford, New Jersey. Our wholly owned subsidiary, Cancer Genetics Italia SRL (“CGI Italia”), manufactures DNA probes. CGI Italia had approximately $251,000 and $329,000 in total assets at March 31, 2013 and December 31, 2012, respectively, and approximately $44,000 and $15,000 in total revenue for the three months ended March 31, 2013 and 2012, respectively.

We are a diagnostics company focused on developing and commercializing proprietary genomic tests and services to improve the diagnosis, prognosis and response to treatment of cancer (theranosis). Our proprietary tests target cancers where prognosis information is critical and where predicting treatment outcomes using currently available techniques is limited. These cancers include hematological, urogenital and HPV-associated cancers. We have commercially launched MatBA® -CLL and -SLL, our first proprietary microarray diagnostic tests, and seek to provide our tests and services to oncologists and pathologists at hospitals, cancer centers and physician offices, as well as to biopharmaceutical companies and clinical research organizations for their clinical trials.

Reverse Stock Splits

On February 8, 2013, we filed a charter amendment with the Secretary of State for the State of Delaware and effected a 1-for-2 reverse stock split of our common stock. On March 1, 2013, we filed another charter amendment with the Secretary of State for the State of Delaware and effected a 1-for-2.5 reverse stock split of our common stock. All shares and per share information referenced throughout the consolidated financial statements have been retroactively adjusted to reflect both reverse stock splits.

Initial Public Offering

On April 10, 2013, we sold 690,000 shares of common stock at a public offering price of $10.00 per share and completed our initial public offering (“IPO”) with gross proceeds of $6.9 million (net proceeds of $5 million) (Note 14). Upon the closing of the IPO, all shares of our then-outstanding Series A and Series B convertible preferred stock automatically converted into an aggregate of 1,287,325 shares of common stock. Concurrent with the IPO, certain derivative warrants with a fair value of $7 million were reclassified into equity due to the lapsing of anti-dilution provisions in the warrants. Also concurrent with the IPO, $9.6 million of debt converted into 963,430 shares of common stock. All references to our Series A convertible preferred stock in this quarterly report on Form 10-Q refer collectively to the Series A and Series A-1 convertible preferred shares.

Note 1. Organization, Description of Business, Reverse Stock Split and Charter Amendment

We were incorporated in the State of Delaware on April 8, 1999 and have offices and a laboratory located in Rutherford, New Jersey. Our wholly owned subsidiary, Cancer Genetics Italia SRL (“CGI Italia”), manufactures DNA probes. CGI Italia had approximately $329,000 and $236,000 in total assets at December 31, 2012 and 2011, respectively and approximately $91,000, $103,000 and $28,000 in total revenue for the years ended December 31, 2012, 2011 and 2010, respectively.

We are a diagnostics company focused on developing and commercializing proprietary genomic tests and services to improve the diagnosis, prognosis and response to treatment of cancer (theranosis). Our proprietary tests target cancers where prognosis information is critical and where predicting treatment outcomes using currently available techniques is limited. These cancers include hematological, urogenital and HPV-associated cancers. We have commercially launched MatBA® -CLL and -SLL, our first proprietary microarray diagnostic tests, and seek to provide our tests and services to oncologists and pathologists at hospitals, cancer centers and physician offices, as well as to biopharmaceutical companies and clinical research organizations for their clinical trials.

On November 27, 2012, our Board of Directors and stockholders approved a charter amendment that reduces the threshold for automatic conversion of our Series A preferred stock, our Series A-1 preferred stock and our Series B preferred stock from $25.0 million to $15.0 million upon the closing of an initial public offering (“IPO”) pursuant to an effective registration statement. If we receive gross proceeds of at least $15.0 million in an IPO, each outstanding share of our Series A preferred stock will automatically convert into 0.6 shares of common stock and each outstanding share of our Series A-1 and our Series B preferred stock will automatically convert into 0.2 shares of common stock, subject to adjustment depending upon various factors, including the price per share in an IPO.

On February 8, 2013, we filed a charter amendment with the Secretary of State for the State of Delaware and effected a 1-for-2 reverse stock split of our common stock. On March 1, 2013, we filed another charter amendment with the Secretary of State for the State of Delaware and effected a 1-for-2.5 reverse stock split of our common stock. All shares and per share information referenced throughout the consolidated financial statements have been retroactively adjusted to reflect both reverse stock splits.

Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Significant Accounting Policies

Note 2. Significant Accounting Policies

Basis of presentation: The accompanying unaudited financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions for interim reporting as they are prescribed by the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary to make the financial statements not misleading have been included. As such, the information included in this quarterly report on Form 10-Q should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2012 that are included in our prospectus filed with the SEC pursuant to Rule 424(b) under the Securities Act of 1933, as amended, on April 5, 2013 (Prospectus). The consolidated balance sheet as of December 31, 2012, included herein was derived from the audited financial statements as of that date, but does not include all disclosures including notes required by GAAP. Operating results for the three-month period ended March 31, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.

Liquidity/Going Concern: Our primary sources of liquidity have been funds generated from debt financing, the sale of shares of common and preferred stock, grants in lieu of federal income tax credits, National Institute of Health grants and sales of state NOL carryforwards. We believe our current cash resources, including proceeds from our IPO on April 10, 2013, are sufficient to satisfy our liquidity requirements at our current level of operations through August 31, 2013. We intend to attempt to raise additional financing in the third quarter of 2013, which might not be available on favorable terms, if at all. We can provide no assurances that any additional sources of financing will be available to us on favorable terms, if at all. If we are unable to secure additional financing we would scale back our general and administrative activities and certain of our research and development activities.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has suffered recurring losses from operations, has negative working capital and a net capital deficiency that raise substantial doubt about its ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Refer to the section entitled “Capital Resources and Expenditure Requirements” in Item 2. “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in the Form 10-Q of which these financial statements are a part.

Principles of consolidation: The accompanying consolidated financial statements include the accounts of Cancer Genetics, Inc. and our wholly owned subsidiary, Cancer Genetics Italia SRL. All significant intercompany account balances and transactions have been eliminated in consolidation.

Use of estimates and assumptions: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates made by management include, among others, realization of amounts billed, realization of long-lived assets, realization of intangible assets, accruals for registration payments and assumptions used to value stock options and warrants. Actual results could differ from those estimates.

Risks and uncertainties: We operate in an industry that is subject to intense competition, government regulation and rapid technological change. Our operations are subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including the potential risk of business failure.

Cash and cash equivalents: Highly liquid investments with original maturities of three months or less when purchased are considered to be cash equivalents. Financial instruments which potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents. We maintain cash and cash equivalents with high-credit quality financial institutions. At times, such amounts may exceed insured limits. We have not experienced any losses in such accounts and believe we are not exposed to any significant credit risk on our cash and cash equivalents.

Revenue recognition: Revenue is recognized in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 605, Revenue Recognition, and ASC 954-605 Health Care Entities, Revenue Recognition which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence that an arrangement exists; (2) delivery has occurred and title and the risks and rewards of ownership have been transferred to the customer or services have been rendered; (3) the price is fixed or determinable; and (4) collectability is reasonably assured. In determining whether the price is fixed or determinable, we consider payment limits imposed by insurance carriers and Medicare and the amount of revenue recorded takes into account the historical percentage of revenue we have collected for each type of test for each payor category. Periodically, an adjustment is made to revenue to record differences between our anticipated cash receipts from insurance carriers and Medicare and actual receipts from such payors. For the periods presented, such adjustments were not significant. For direct bill customers (including clinical trials customers), revenue is recorded based upon the contractually agreed upon fee schedule. When assessing collectability, we consider whether we have sufficient payment history to reliably estimate a payor’s individual payment patterns. For new tests where there is no evidence of payment history at the time the tests are completed, we only recognize revenues once reimbursement experience can be established. We then recognize revenue equal to the amount of cash received. Sales of probes are recorded on the shipping date. We do not bill customers for shipping and handling fees and do not collect any sales or other taxes.

Revenues from grants to support product development are recognized when costs and expenses under the terms of the grant have been incurred and payments under the grants become contractually due.

Accounts receivable: Accounts receivable are carried at original invoice amount less an estimate for contractual adjustments and doubtful receivables, the amounts of which are determined by an analysis of individual accounts. Our policy for assessing the collectability of receivables is dependent upon the major payor source of the underlying revenue. For direct bill clients, an assessment of credit worthiness is performed prior to initial engagement and is reassessed periodically. If deemed necessary, an allowance is established on receivables from direct bill clients. For insurance carriers where there is not an established pattern of collection, revenue is not recorded until cash is received. For receivables where insurance carriers have made payments to patients instead of directing payments to the Company, an allowance is established for a portion of such receivables. After reasonable collection efforts are exhausted, amounts deemed to be uncollectible are written off against the allowance for doubtful accounts. Since the Company only recognizes revenue to the extent it expects to collect such amounts, bad debt expense related to receivables from patient service revenue is recorded in general and administrative expense in the consolidated statement of operations. Recoveries of accounts receivable previously written off are recorded when received.

Deferred IPO costs: Deferred IPO costs represent legal, accounting and other direct costs related to our effort to raise capital through an IPO. Future costs related to our IPO activities will be deferred until the completion of the IPO, at which time they will be reclassified to additional paid-in capital as a reduction of the IPO proceeds. During the three months ended March 31, 2013, $617,706 in deferred IPO costs were expensed. Additionally, $733,250 in deferred IPO costs were reduced due to discounts given by vendors associated with that offering, and $120,000 expected to be refunded was reclassified to other current assets.

Warrant liability: We have issued certain warrants which contain an exercise price adjustment feature in the event we issue additional equity instruments at a price lower than the exercise price of the warrant. The warrants are described herein as derivative warrants. We account for these derivative warrants as liabilities. These common stock purchase warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants using the binomial lattice valuation pricing model with the assumptions as follows: The risk-free interest rate for periods within the contractual life of the warrant is based on the U.S. Treasury yield curve. The expected life of the warrants is based upon the contractual life of the warrants. Volatility is estimated based on an average of the historical volatilities of the common stock of four entities with characteristics similar to those of the Company. The measurement date fair value of the underlying common shares is based upon an external valuation of our shares. (See Notes 8 and 9).

We compute the fair value of the warrant liability at each reporting period and the change in the fair value is recorded as non-cash expense or non-cash income. The key component in the value of the warrant liability is our stock price, which is subject to significant fluctuation and is not under our control. The resulting effect on our net income (loss) is therefore subject to significant fluctuation and will continue to be so until the warrants are exercised, amended or expire. Assuming all other fair value inputs remain constant, we will record non-cash expense when the stock price increases and non-cash income when the stock price decreases.

Income taxes: Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due plus deferred income taxes. Deferred income taxes are recognized for temporary differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. Deferred income taxes are also recognized for net operating loss carryforwards that are available to offset future taxable income and research and development credits. On January 22, 2013, we sold certain state net operating loss carryforwards. The proceeds of $663,900 are included in our income tax benefit for the three months ended March 31, 2013.

Registration payment arrangements: We account for our obligations under registration payment arrangements in accordance with ASC 825-20, Registration Payment Arrangements. ASC 825-20 requires us to record a liability if we determine a registration payment is probable and if it can reasonably be estimated. As of March 31, 2013 and December 31, 2012, we have an accrued liability of $300,000 and $541,000, respectively, related to the issuance of Series B preferred stock and certain notes payable.

Stock-based compensation: Stock-based compensation is accounted for in accordance with the provisions of ASC 718, Compensation-Stock Compensation, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. We estimate the fair value of stock-based awards on the date of grant using the Black-Scholes option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straight-line method. See additional information in Note 7.

All issuances of stock options or other issuances of equity instruments to employees as the consideration for services received by us are accounted for based on the fair value of the equity instrument issued.

We account for stock-based compensation awards to non-employees in accordance with ASC 505-50, Equity Based Payments to Non-Employees. Under ASC 505-50, we determine the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Stock-based compensation awards issued to non-employees are recorded in expense and additional paid-in capital in stockholders’ deficit over the applicable service periods based on the fair value of the awards or consideration received at the vesting date.

Subsequent events: We have evaluated potential subsequent events through May 15, 2013, which is the date the financial statements were issued.

Earnings (loss) per share: Basic earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares assumed to be outstanding during the period of computation. Diluted earnings per share is computed similar to basic earnings per share except that the numerator is adjusted for the change in fair value of the warrant liability (only if dilutive) and the denominator is increased to include the number of dilutive potential common shares outstanding during the period using the treasury stock method.

Basic net income (loss) and diluted net loss per share data were computed as follows:

	Three Months Ended March 31,
	2013	2012
Numerator:
Net income (loss) for basic earnings per share	$2,360,408	$(1,072,517)
Less change in fair value of warrant liability	5,299,000	1,580,000

Net (loss) for diluted earnings per share	$(2,938,592)	$(2,652,517)

Denominator:
Weighted-average basic common shares outstanding	1,349,936	1,329,279
Assumed conversion of dilutive securities:
Common stock purchase warrants	—	103,903

Potentially dilutive common shares	—	103,903

Denominator for diluted earnings per share—adjusted weighted-average shares	1,349,936	1,433,182

Basic net income (loss) per share	$1.75	$(0.81)

Diluted net loss per share	$(2.18)	$(1.85)

The following table summarizes potentially dilutive adjustments to the weighted average number of common shares which were excluded from the calculation:

	At March 31,
	2013	2012
Common stock purchase warrants	1,111,588	925,612
Stock options	548,007	559,840
Common shares issuable upon conversion of Series A Preferred Stock	352,614	352,614
Common shares issuable upon conversion of Series B Preferred Stock	364,320	364,320

	2,376,529	2,202,386

Note 2. Significant Accounting Policies

Basis of presentation: We prepare our financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America. Revenues are recognized in the period in which they are earned. Expenses are recognized in the period in which the related liability is incurred.

Segment Reporting: Operating segments are defined as components of an enterprise about which separate discrete information is used by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. We view our operations and manage our business in one operating segment, which is the business of developing and selling diagnostic tests.

Liquidity/Going Concern: Our primary sources of liquidity have been funds generated from debt financing, the sale of shares of common and preferred stock, grants in lieu of federal income tax credits, National Institute of Health grants and sales of state NOL carryforwards. We believe our current cash resources, including $663,900 received on January 22, 2013 from the sale of certain state NOL carryforwards, are sufficient to satisfy our liquidity requirements at our current level of operations through March 31, 2013.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As discussed in Note 18, the Company has suffered recurring losses from operations, has negative working capital and a net capital deficiency that raise substantial doubt about its ability to continue as a going concern. Management’s plans in regard to these matters are also described in Note 18. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Principles of consolidation: The accompanying consolidated financial statements include the accounts of Cancer Genetics, Inc. and our wholly owned subsidiary, Cancer Genetics Italia SRL. All significant intercompany account balances and transactions have been eliminated in consolidation.

Use of estimates and assumptions: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates made by management include, among others, realization of amounts billed, realization of long-lived assets, realization of intangible assets, accruals for litigation and registration payments and assumptions used to value stock options and warrants. Actual results could differ from those estimates.

Risks and uncertainties: We operate in an industry that is subject to intense competition, government regulation and rapid technological change. Our operations are subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including the potential risk of business failure.

Cash and cash equivalents: Highly liquid investments with original maturities of three months or less when purchased are considered to be cash equivalents. Financial instruments which potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents. We maintain cash and cash equivalents with high-credit quality financial institutions. At times, such amounts may exceed insured limits. We have not experienced any losses in such accounts and believe we are not exposed to any significant credit risk on our cash and cash equivalents.

Revenue recognition: Revenue is recognized in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 605, Revenue Recognition, and ASC 954-605 Health Care Entities, Revenue Recognition which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence that an arrangement exists; (2) delivery has occurred and title and the risks and rewards of ownership have been transferred to the customer or services have been rendered; (3) the price is fixed or determinable; and (4) collectability is reasonably assured. In determining whether the price is fixed or determinable, we consider payment limits imposed by insurance carriers and Medicare and the amount of revenue recorded takes into account the historical percentage of revenue we have collected for each type of test for each payor category. Periodically, an adjustment is made to revenue to record differences between our anticipated cash receipts from insurance carriers and Medicare and actual receipts from such payors. For the periods presented, such adjustments were not significant. For direct bill customers (including clinical trials customers), revenue is recorded based upon the contractually agreed upon fee schedule. When assessing collectability, we consider whether we have sufficient payment history to reliably estimate a payor’s individual payment patterns. For new tests where there is no evidence of payment history at the time the tests are completed, we only recognize revenues once reimbursement experience can be established. We then recognize revenue equal to the amount of cash received. Sales of probes are recorded on the shipping date. We do not bill customers for shipping and handling fees and do not collect any sales or other taxes.

Revenues from grants to support product development are recognized when costs and expenses under the terms of the grant have been incurred and payments under the grants become contractually due. In 2010, we were awarded a federal grant in the amount of $733,438 under the Qualifying Therapeutic Discovery Project which funded research targeted at new therapies to treat areas of unmet medical need or prevent, detect or treat chronic or acute diseases and conditions, reduce the long-term growth of health care costs in the U.S. or significantly advance the goal of curing cancer within 30 years. The qualifying expenditures were incurred in 2009 and 2010 and we have presented this grant in other income.

Accounts receivable: Accounts receivable are carried at original invoice amount less an estimate for contractual adjustments and doubtful receivables, the amounts of which are determined by an analysis of individual accounts. Our policy for assessing the collectability of receivables is dependent upon the major payor source of the underlying revenue. For direct bill clients, an assessment of credit worthiness is performed prior to initial engagement and is reassessed periodically. If deemed necessary, an allowance is established on receivables from direct bill clients. For insurance carriers where there is not an established pattern of collection, revenue is not recorded until cash is received. For receivables where insurance carriers have made payments to patients instead of directing payments to the Company, an allowance is established for a portion of such receivables. After reasonable collection efforts are exhausted, amounts deemed to be uncollectible are written off against the allowance for doubtful accounts. Since the Company only recognizes revenue to the extent it expects to collect such amounts, bad debt expense related to receivables from patient service revenue is recorded in general and administrative expense in the consolidated statement of operations. Recoveries of accounts receivable previously written off are recorded when received. The increase in the allowance from December 31, 2011 to December 31, 2012 was based upon the individual analysis of accounts receivable as described above.

Deferred revenue: Payments received in advance of services rendered are recorded as deferred revenue and are subsequently recognized as revenue in the period in which the services are performed.

Fixed assets: Fixed assets consist of diagnostic equipment, furniture and fixtures and leasehold improvements. Fixed assets are carried at cost and are depreciated over the estimated useful lives of the assets, which generally range from five to seven years. Leasehold improvements are amortized over the lesser of the lease term or the estimated useful lives of the improvements. The straight-line method is used for depreciation and amortization. Repairs and maintenance are charged to expense as incurred while improvements are capitalized. Upon sale, retirement or disposal of fixed assets, the accounts are relieved of the cost and the related accumulated depreciation or amortization with any gain or loss recorded to the consolidated statement of operations.

Fixed assets are reviewed for impairment whenever changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These computations utilize judgments and assumptions inherent in our estimate of future cash flows to determine recoverability of these assets. If our assumptions about these assets were to change as a result of events or circumstances, we may be required to record an impairment loss.

Loan guarantee fee: Loan guarantee fees are amortized on a straight-line basis over the term of the guarantee.

Deferred IPO costs: Deferred IPO costs represent legal, accounting and other direct costs related to our effort to raise capital through an IPO. Future costs related to our IPO activities will be deferred until the completion of the IPO, at which time they will be reclassified to additional paid-in capital as a reduction of the IPO proceeds. If we terminate our plan for an IPO, any deferred costs would be expensed at that time.

Warrant liability: We have issued certain warrants which contain an exercise price adjustment feature in the event we issue additional equity instruments at a price lower than the exercise price of the warrant. The warrants are described herein as derivative warrants. We account for these derivative warrants as liabilities. These common stock purchase warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants using the binomial lattice valuation pricing model with the assumptions as follows: The risk-free interest rate for periods within the contractual life of the warrant is based on the U.S. Treasury yield curve. The expected life of the warrants is based upon the contractual life of the warrants. Volatility is estimated based on an average of the historical volatilities of the common stock of four entities with characteristics similar to those of the Company. The measurement date fair value of the underlying common shares is based upon an external valuation of our shares. (See Notes 12 and 13).

We compute the fair value of the warrant liability at each reporting period and the change in the fair value is recorded as non-cash expense or non-cash income. The key component in the value of the warrant liability is our stock price, which is subject to significant fluctuation and is not under our control. The resulting effect on our net loss is therefore subject to significant fluctuation and will continue to be so until the warrants are exercised, amended or expire. Assuming all other fair value inputs remain constant, we will record non-cash expense when the stock price increases and non-cash income when the stock price decreases.

Income taxes: Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due plus deferred income taxes. Deferred income taxes are recognized for temporary differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. Deferred income taxes are also recognized for net operating loss carryforwards that are available to offset future taxable income and research and development credits.

Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. We have established a full valuation allowance on our deferred tax assets as of December 31, 2012 and 2011, therefore we have not recognized any tax benefit or expense in the periods presented.

ASC 740, Income Taxes, clarifies the accounting for uncertainty in income taxes recognized in the financial statements. ASC 740 provides that a tax benefit from uncertain tax positions may be recognized when it is more-likely-than-not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions must meet a more-likely-than-not recognition threshold to be recognized. ASC 740 also provides guidance on measurement, derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. See Note 9 for a discussion of uncertain tax positions.

Our policy is to recognize interest and/or penalties related to income tax matters in income tax expense. There is no accrual for interest or penalties on our consolidated balance sheets at December 31, 2012 or 2011, and we have not recognized interest and/or penalties in the consolidated statements of operations for the years ended December 31, 2012, 2011 or 2010.

Patents: We account for intangible assets under ASC 350, Goodwill and Other Intangibles—30 General Intangibles Other than Goodwill. Patents consist of legal fees incurred and are recorded at cost and amortized over the useful lives of the assets, using the straight-line method. Certain patents are in the legal application process and therefore are not currently being amortized. We review the carrying value of patents at the end of each reporting period. Based upon our review, there were no intangible asset impairments in 2012, 2011 or 2010. Accumulated amortization of patents as of December 31, 2012 and 2011 was approximately $41,000 and $24,000, respectively. Future amortization expense for legally approved patents is estimated at $15,200 per year through 2018 and approximately $12,000, $5,500, and $2,800 for 2019, 2020, and 2021, respectively.

Research and development: Research and development costs associated with service and product development include direct costs of payroll, employee benefits, stock-based compensation and supplies and an allocation of indirect costs including rent, utilities, depreciation and repairs and maintenance. All research and development costs are expensed as they are incurred.

Registration payment arrangements: We account for our obligations under registration payment arrangements in accordance with ASC 825-20, Registration Payment Arrangements. ASC 825-20 requires us to record a liability if we determine a registration payment is probable and if it can reasonably be estimated. As of December 31, 2012 and 2011, we have an accrued liability of $541,000 and $150,000, respectively, related to the issuance of Series B preferred stock and certain notes payable.

Stock-based compensation: Stock-based compensation is accounted for in accordance with the provisions of ASC 718, Compensation-Stock Compensation, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. We estimate the fair value of stock-based awards on the date of grant using the Black-Scholes option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straight-line method. See additional information in Note 11.

All issuances of stock options or other issuances of equity instruments to employees as the consideration for services received by us are accounted for based on the fair value of the equity instrument issued.

We account for stock-based compensation awards to non-employees in accordance with ASC 505-50, Equity Based Payments to Non-Employees. Under ASC 505-50, we determine the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Stock-based compensation awards issued to non-employees are recorded in expense and additional paid-in capital in stockholders’ deficit over the applicable service periods based on the fair value of the awards or consideration received at the vesting date.

Fair value of financial instruments: The carrying amount of cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued expenses, and capital leases approximate their estimated fair values due to the short-term maturities of those financial instruments. These financial instruments are considered Level 1 measurement under the fair value hierarchy, except for capital leases which are considered level 2. Due to the unique terms of our notes payable and lines of credit and the financial condition of the company, the fair value of the debt is not determinable. The fair value of warrants recorded as derivative liabilities is described in Note 13.

Subsequent events: We have evaluated potential subsequent events through March 4, 2013, which is the date the financial statements were issued.

Earnings (loss) per share: Basic earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares assumed to be outstanding during the period of computation. Diluted earnings per share is computed similar to basic earnings per share except that the numerator is adjusted for the change in fair value of the warrant liability (only if dilutive) and the denominator is increased to include the number of dilutive potential common shares outstanding during the period using the treasury stock method.

Basic net loss and diluted net loss per share data were computed as follows:

	2012	2011	2010
Numerator:
Net (loss) for basic earnings per share	$(6,665,627)	$(19,887,040)	$(8,407,341)
Less change in fair value of warrant liability	7,538,000	—	—

Net (loss) for diluted earnings per share	$(14,203,627)	$(19,887,040)	$(8,407,341)

Denominator:
Weighted-average basic common shares outstanding	1,342,174	1,274,153	1,253,231
Assumed conversion of dilutive securities:
Common stock purchase warrants	3,987	—	—

Potentially dilutive common shares	3,987	—	—

Denominator for diluted earnings per share—adjusted weighted-average shares	1,346,161	1,274,153	1,253,231

Basic net loss per share	$(4.97)	$(15.61)	$(6.71)

Diluted net loss per share	$(10.55)	$(15.61)	$(6.71)

The following table summarizes potentially dilutive adjustments to the weighted average number of common shares which were excluded from the calculation:

	2012	2011	2010
Common stock purchase warrants	1,102,176	888,739	745,732
Stock options	553,340	559,990	511,660
Common shares issuable upon conversion of Series A Preferred Stock	352,614	352,614	352,614
Common shares issuable upon conversion of Series B Preferred Stock	364,320	364,320	364,320
Common shares issuable upon conversion of note payable to shareholder	—	—	9,288

	2,372,450	2,165,663	1,983,614

Revenue and Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Revenue and Accounts Receivable

Note 3. Revenue and Accounts Receivable

Revenue by payor type for the three months ended March 31, 2013 and 2012 is comprised of the following:

	Three Months Ended March 31,
	2013	2012
Medicare	$257,063	$138,767
Direct bill (including clinical trials)	511,347	340,132
Grants and royalty	—	10,500
Insurance carrier and all others	450,257	345,353

	$1,218,667	$834,752

Accounts receivable by payor type at March 31, 2013 and December 31, 2012 consists of the following:

	March 31, 2013	December 31, 2012
Medicare	$347,773	$193,024
Direct bill (including clinical trials)	270,454	339,763
Insurance carrier and all others	542,666	353,758
Allowance for doubtful accounts	(36,000)	(36,000)

	$1,124,893	$850,545

We have historically derived a significant portion of our revenue from a limited number of test ordering sites. The test ordering sites are largely hospitals, cancer centers, reference laboratories, physician offices and clinical trial clients. Oncologists and pathologists at these sites order the tests on behalf of the needs of their oncology patients or as part of a clinical trial sponsored by a biopharmaceutical company in which the patient is being enrolled. The top five test ordering sites during the three months ended March 31, 2013 and 2012 accounted for 58% and 62% respectively, of our clinical testing volumes, with 30% and 43% respectively, of the volume coming from community hospitals. During the three months ended March 31, 2013, there were three sites which each accounted for approximately 10% or more of our revenue. A clinical trial client accounted for approximately 21%, a university teaching center accounted for approximately 12%, and a community oncology practice accounted for approximately 12%. During the three months ended March 31, 2012, there were two sites which each accounted for more than 10% of our clinical revenue: a community hospital and a clinical trial client accounted for approximately 15% and 13% of revenue, respectively. We generally do not enter into formal written agreements with such testing sites and, as a result, we may lose these significant test ordering sites at any time.

Note 3. Revenue and Accounts Receivable

Revenue by payor type for each of the years ended December 31 is comprised of the following:

	2012	2011	2010
Medicare	$753,248	$717,661	$605,776
Direct bill (including clinical trials)	1,594,509	350,290	408,356
Grants and royalty	556,940	315,195	110,000
Insurance carrier and all others	1,396,866	1,636,261	1,397,447

	$4,301,563	$3,019,407	$2,521,579

Accounts receivable by payor type at December 31, 2012 and 2011 consists of the following:

	2012	2011
Medicare	$193,024	$152,186
Direct bill	339,763	64,183
Insurance carrier and all others	353,758	496,661
Allowance for doubtful accounts	(36,000)	(24,050)

	$850,545	$688,980

We have historically derived a significant portion of our revenue from a limited number of test ordering sites. The test ordering sites are largely hospitals, cancer centers, reference laboratories, physician offices and clinical trial clients. Oncologists and pathologists at these sites order the tests on behalf of the needs of their oncology patients or as part of a clinical trial sponsored by a biopharmaceutical company in which the patient is being enrolled. The top five test ordering sites during 2012, 2011 and 2010 accounted for 58%, 63% and 60% respectively, of our clinical testing volumes, with 46%, 29% and 15% respectively, of the volume coming from community hospitals. In particular, during 2012, there were three sites which each accounted for approximately 10% or more of our revenue. A university teaching center accounting for approximately 11%, a clinical trial client accounted for approximately 13%, and a community hospital accounted for approximately 10%. During 2011, there were two sites which accounted for more than 10% of our revenue: a community hospital accounted for approximately 18% and a community oncology practice accounted for approximately 11%. In 2010 there were three sites which each accounted for more than 10% of our revenue: one community hospital accounted for approximately 12% of the company’s revenue; a regional reference laboratory accounted for 11% and a community oncology practice accounted for another 11%. We generally do not enter into formal written agreements with such testing sites and, as a result, we may lose these significant test ordering sites at any time.

Notes Payable and Lines of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes Payable and Lines of Credit

Note 4. Notes Payable and Lines of Credit

Below is a summary of our short-term and long-term debt obligations as of March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012

December 2011 Financing Transaction	$4,000,000	$4,000,000
2012 Convertible Debt Financing Transaction	3,000,000	$—
Secured Note Payable, short-term	83,515	79,867
Unamortized debt discount	(2,552,875)	(243,300)

Notes Payable, Current Portion	$4,530,640	$3,836,567

Line of Credit, Principal Balance	$3,000,000	$3,000,000
Unamortized Debt Discount	(10,423)	(128,800)

Line of Credit, Current Portion	$2,989,577	$2,871,200

December 2011 Financing Transaction	$2,000,000	$2,000,000
2012 Convertible Debt Financing Transaction	—	3,000,000
December 2012 Bridge Financing Transaction	1,000,000	1,000,000
Other Note Payable	100,000	100,000
Secured Note Payable	—	22,298
Unamortized debt discount	(951,506)	(3,681,615)

Notes Payable, Long-Term	$2,148,494	$2,440,683

Lines of Credit, Long-Term	$6,000,000	$6,000,000

December 2011 Financing Transaction

As of March 31, 2013 and December 31, 2012, we had $6 million outstanding under a Credit Agreement dated as of December 21, 2011, as amended and restated as of February 13, 2012. The Credit Agreement is with John Pappajohn and Andrew Pecora (indirectly through an investment company), both members of our board of directors, and NNJCA Capital, LLC (“NNJCA”), a limited liability company of which Dr. Pecora is a member. Mr. Pappajohn provided $4.0 million of financing, NNJCA provided $1.5 million of financing and Dr. Pecora provided $500,000 of financing under the Credit Agreement.

The loan bears an annual interest rate equal to the prime rate plus 6.25% (9.50% at March 31, 2013) with $2.0 million maturing April 1, 2014 and $4.0 million maturing August 15, 2013. We have accrued a fee due to Pecora and NNJCA of $130,000 which will be paid upon repayment or conversion of the notes. The lenders may require that the loan be repaid within 30 days should we complete our IPO and receive gross proceeds of at least $15 million. In the event that any lender requires payment upon completion of our IPO and certain other maturity events, and we fail to make payment, the annual interest rate on any unpaid balance shall increase to 12%. The loan is secured by all of our assets, including our intellectual property, subject to prior first and second liens in favor of Wells Fargo Bank and DAM Holdings, LLC (“DAM”). Pursuant to an intercreditor agreement, the lenders have agreed that all amounts due to DAM are to be paid prior to payment to the lenders under this Credit Agreement, but that as between such lenders, following an event of default, all of the security granted by us is to be applied first to repay obligations due to Pecora and NNJCA, and then to Mr. Pappajohn after they have been paid in full. As Mr. Pappajohn has guaranteed the Wells Fargo debt, in essence under the intercreditor agreement, NNJCA and Pecora will be junior only to DAM.

Mr. Pappajohn and NNJCA agreed to convert $4.5 million of the outstanding principal due to them to common stock at the IPO price upon consummation of our offering. The conversion price of the notes and the exercise price of the warrants are subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like. The conversion price of the notes and the exercise price of the warrants equal the lesser of (i) $42.50 per share or (ii) the IPO price per share ($10.00).

2012 Convertible Debt Financing Transaction

As of March 31, 2013 and December 31, 2012, we had $3 million outstanding under a Restated Credit Agreement, ($1,750,000 provided by Mr. Pappajohn and $1,250,000 provided by Mr. Oman) which requires interest at the prime rate plus 6.25% (9.50% at March 31, 2013) and matures on February 26, 2014. The Restated Credit Agreement requires the lenders to convert the principal amount of the loan as of the closing of an IPO into shares of our common stock at a conversion price equal to the lesser of $42.50 or our IPO price and as a result all debt was converted on April 10, 2013 at the IPO price of $10 per share.

In February 2013, the lenders received ten-year warrants to purchase an aggregate of 7,059 shares of our common stock (issued in proportion to their respective funding amounts) with an exercise price equal to the lesser of (i) $42.50 per share or (ii) the IPO price per share. The warrant exercise price is subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like and a share and price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price prior to the completion of our IPO. The warrants are also subject to anti-dilution adjustment if the IPO price per share is less than $42.50 per share.

December 2012 Bridge Financing Transaction

As of March 31, 2013 and December 31, 2012, we had $1 million outstanding under a credit agreement with Mr. Pappajohn, a stockholder, bearing interest at the prime rate plus 6.25% (9.50% at March 31, 2013) maturing June 7, 2014. The credit agreement requires Mr. Pappajohn to convert the outstanding principal balance into shares of our common stock at a conversion price equal to the lesser of $42.50 or our IPO price and as a result all debt was converted on April 10, 2013 at the IPO price of $10 per share. In March 2013, Mr. Pappajohn received ten-year warrants to purchase an aggregate of 2,353 shares of our common stock with an exercise price equal to the lesser of (i) $42.50 per share or (ii) the IPO or merger price per share because we did not consummate our IPO by March 7, 2013. The warrant exercise price is subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like and a share and price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price at or prior to the completion of our IPO.

Business Lines of Credit

At March 31, 2013 and December 31, 2012, we have fully utilized a line of credit with Wells Fargo Bank which provides for maximum borrowings of $6 million. Interest on the line of credit is due monthly equal to 1.75% above the Daily One Month LIBOR rate (1.95% at March 31, 2013). The line of credit requires the repayment of principal, and any unpaid interest, in a single payment due upon maturity. The line of credit matures April 1, 2014, is guaranteed by Mr. Pappajohn, and is collateralized by a first lien on all of our assets including the assignment of our approved and pending patent applications.

At March 31, 2013 and December 31, 2012, $3 million was outstanding under a line of credit agreement with DAM. Pursuant to an intercreditor agreement between Mr. Pappajohn and DAM (the “Intercreditor Agreement”), we were required to use the proceeds from our IPO to repay the full amount outstanding under the DAM Loan Agreement before any proceeds can be used to repay any debt outstanding under the Wells Fargo Line of Credit. On March 19, 2013, $2 million of the DAM debt was extended to mature on August 15, 2013. The DAM debt bears an annual interest rate of 10% payable in equal monthly installments and expires upon the earlier of the following: (i) $1 million on April 1, 2013 and $2 million on August 15, 2013, (ii) the occurrence of an IPO of our equity securities in which we receive gross proceeds in the amount of $10 million or more, or (iii) the consummation of a transaction in which we either merge with a reporting company under the Securities Exchange Act of 1934, as amended, or a public company acquires all or substantially all of our Company, and the survivor of such merger of the public company receives gross proceeds from the sale of the survivors securities or the public company’s securities in the amount of $10 million or more. If certain maturity events do occur prior to April 1, 2013 for $1 million and August 15, 2013 for $2 million and the line of credit is not repaid on the date of the maturity event, then the interest rate will increase to 18% per annum. On February 13, 2013, DAM agreed to convert $1.0 million due April 1, 2013 of outstanding indebtedness into shares of common stock at the IPO price per share, effective upon the consummation of our IPO. We have accrued a fee due to DAM of $52,500 which will be paid upon repayment or conversion of the line of credit.

Secured Note Payable

On September 25, 2012, we entered into a note payable secured by lab equipment due March 25, 2014. The note requires monthly payments of principal and interest at 18% per annum. At March 31, 2013, $83,515 was outstanding under the note. At December 31, 2012, $102,165 was outstanding under the note.

Other Note Payable

At March 31, 2013, notes payable included a $100,000 note payable to Dr. Chaganti, our Chairman of the Board. The note is due on April 1, 2014 and bears interest at 8.5% per annum. Accrued interest at March 31, 2013 and December 31, 2012 was approximately $34,300. On February 13, 2013, Dr. Chaganti agreed to convert the total amount of principal and interest owed to him into shares of common stock at the IPO price per share, effective upon the consummation of our IPO.

Subsequent Events

On April 10, 2013, we completed our IPO. In connection with the conversion of debt into common stock in April 2013, we expensed the applicable remaining debt discounts of $3.5 million, financing fees of $419,000 and a contingently recognizable beneficial conversion feature in the converted debt of $3 million and converted the following indebtedness into shares of common stock at the IPO price of $10.00 per share:

	Converted Amount	Common Shares
December 2011 Financing Transaction	$4,500,000	450,000
2012 Convertible Debt Financing Transaction	3,000,000	300,000
December 2012 Bridge Financing Transaction	1,000,000	100,000
Business Lines of Credit (DAM)	1,000,000	100,000
Other Note Payable and accrued interest	134,300	13,430

	$9,634,300	963,430

After conversion of the above debt, we have indebtedness of $6,000,000 outstanding under a line of credit with Wells Fargo, $2,000,000 outstanding under a line of credit with DAM, $1,500,000 outstanding under a note agreement with NNJCA, and $83,515 outstanding under the secured note payable.

Note 6. Notes Payable and Lines of Credit

Below is a summary of our short-term and long-term debt obligations as of December 31, 2012 and 2011:

	2012	2011
December 2011 Financing Transaction	$4,000,000	$—
Secured Note Payable, short-term	79,867	—
Other Note Payable	—	100,000
Unamortized debt discount	(243,300)	—

Notes Payable, Current Portion	$3,836,567	$100,000

Line of Credit, Principal Balance	$3,000,000	$—
Unamortized Debt Discount	(128,800)	—

Line of Credit, Current Portion	$2,871,200	$—

December 2011 Financing Transaction	$2,000,000	$3,000,000
2012 Convertible Debt Financing Transaction	3,000,000	—
December 2012 Bridge Financing Transaction	1,000,000	—
Other Note Payable	100,000
Secured Note Payable	22,298	—
Unamortized debt discount	(3,681,615)	(1,087,635)

Notes Payable, Long-Term	$2,440,683	$1,912,365

Lines of Credit, Principal Balances	$6,000,000	$9,000,000
Unamortized Debt Discount	—	(562,745)

Lines of Credit, Long-Term	$6,000,000	$8,437,255

December 2011 Financing Transaction

As of December 31, 2012, we had $6 million outstanding under a Credit Agreement dated as of December 21, 2011, as amended and restated as of February 13, 2012. The Credit Agreement is with John Pappajohn and Andrew Pecora (indirectly through an investment company), both members of our board of directors, and NNJCA Capital, LLC (“NNJCA”), a limited liability company of which Dr. Pecora is a member. Mr. Pappajohn provided $4.0 million of financing, NNJCA provided $1.5 million of financing and Dr. Pecora provided $500,000 of financing under the Credit Agreement.

The loan bears an annual interest rate equal to the prime rate plus 6.25% (9.50% at December 31, 2012) with $2.0 million maturing April 1, 2014 and $4.0 million maturing August 13, 2013. The term loan due to Pecora and NNJCA has a prepayment penalty in the aggregate amount of $320,000, less interest previously paid, if we prepay the loan prior to February 12, 2013. The lenders may require that the loan be repaid within 30 days should we complete our IPO and receive gross proceeds of at least $15 million. In the event that any lender requires payment upon completion of our IPO and certain other maturity events, and we fail to make payment, the annual interest rate on any unpaid balance shall increase to 12%. The loan is secured by all of our assets, including our intellectual property, subject to prior first and second liens in favor of Wells Fargo Bank and DAM Holdings, LLC (“DAM”). Pursuant to an intercreditor agreement, the lenders have agreed that all amounts due to DAM are to be paid prior to payment to the lenders under this Credit Agreement, but that as between such lenders, following an event of default, all of the security granted by us is to be applied first to repay obligations due to Pecora and NNJCA, and then to Mr. Pappajohn after they have been paid in full. As Mr. Pappajohn has guaranteed the Wells Fargo debt, in essence under the intercreditor agreement, NNJCA and Pecora will be junior only to DAM.

The lenders received five-year warrants to purchase an aggregate of 84,705 shares of our common stock at an exercise price equal to the lesser of (i) $42.50 per share and (ii) a 20% discount to the IPO or merger price if the IPO or merger price is less than $53.13 per share, with 42,352 warrants issued to Mr. Pappajohn upon his fully funding $3.0 million on December 22, 2011 and an additional 42,352 warrants being issued proportionately to Mr. Pappajohn, Pecora and NNJCA upon their funding $1.0 million, $0.5 million and $1.5 million, respectively, on February 13, 2012. The lenders received an aggregate of 28,235 additional warrants on the same terms, with the warrants being issued proportionately to Mr. Pappajohn, Dr. Pecora and NNJCA because we did not consummate our IPO within 181 days of funding. The warrant exercise price is subject to a price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price prior to the completion of our IPO. The lenders may elect to net exercise their warrants. Mr. Pappajohn agreed to convert $2.0 million of the outstanding principal due to him to common stock at the IPO price upon consummation of this offering and to eliminate the conversion feature of the remaining $2.0 million in debt effective upon consummation of this offering. The conversion price of the notes and the exercise price of the warrants are subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like.

We determined the fair value of the warrants issued in connection with the notes to be approximately $2,052,000 which was recorded as a discount to the notes on the inception date and is being amortized to interest expense over the term of the notes using the effective interest method.

We determined the fair value of the warrants issued as a consequence of not consummating our IPO within 180 days of funding to be approximately $421,000 which was recorded as a financing fee asset and is being amortized to interest expense over the term of the notes.

On October 15, 2012, Dr. Pecora and NNJCA agreed to surrender warrants to purchase an aggregate of 37,646 shares of our common stock issued in connection with this transaction in exchange for an amendment to increase the pre-payment penalties by $130,000, resulting in a gain on warrant restructuring of $328,000.

On October 23, 2012, the 75,294 warrants issued to Mr. Pappajohn in connection with the December 2011 Financing Transaction were amended to provide that the exercise price shall equal the lesser of (i) $42.50 per share or (ii) our IPO or merger price per share. In exchange, we issued to Mr. Pappajohn additional warrants to purchase an aggregate of 20,669 shares of our common stock at an exercise price equal to the lesser of (i) $42.50 per share and (ii) the IPO or merger price per share. The warrant exercise price is subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and a share and price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price prior to the completion of our IPO (and in the event the IPO price is less than $42.50 or the consideration per share in a merger transaction is less than $42.50 per share). This amendment resulted in a loss on warrant restructuring of $545,000.

On October 23, 2012, Mr. Pappajohn agreed to extend $2.0 million, which is held by his spouse, of the $4.0 million of notes payable to him, to April 1, 2014. Because of the extension provided by Mr. Pappajohn, we have classified $2.0 million of the December 2011 Financing Transaction as long-term. In exchange for this extension, we issued to Mr. Pappajohn additional warrants to purchase an aggregate of 9,412 shares of our common stock at an exercise price equal to the lesser of (i) $42.50 per share and (ii) the IPO or merger price per share. The warrant exercise price is subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like and a share and price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price prior to the completion of our IPO (and in the event the IPO price is less than $42.50 or the consideration per share in a merger transaction is less than $42.50 per share). We determined the fair value of the warrants issued in connection with this extension to be approximately $267,000 which was recorded as a financing fee asset and is being amortized to interest expense over the term of the notes.

2012 Convertible Debt Financing Transaction

On August 27, 2012, we entered into a credit agreement with Mr. Pappajohn and Mr. Oman, who each provided $1 million of financing. The loan required interest at the prime rate plus 6.25% (9.50% at December 31, 2012) and matures on February 26, 2014. The Credit Agreement required the lenders to convert the principal amount of the loan as of the closing of an IPO into shares of our common stock at a conversion price equal to the lesser of $42.50 or at a 20% discount to our IPO price.

The lenders received five-year warrants to purchase an aggregate of 28,235 shares of our common stock at an exercise price equal to the lesser of (i) $42.50 per share or (ii) a 20% discount to the IPO or merger price if the IPO or merger price is less than $53.13 per share. The warrant exercise price was subject to a share and price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price prior to the completion of our IPO. The lenders were permitted to elect to net exercise their warrants.

We determined that the fair value of the warrants issued in connection with the notes to be approximately $1,108,000 which was recorded as a discount to the notes on the inception date and was being amortized to interest expense over the term of the notes using the effective interest method.

On October 17, 2012, we entered into a Restated Credit Agreement with Mr. Pappajohn and Mr. Oman under which we received an additional $750,000 from Mr. Pappajohn and $250,000 from Mr. Oman. The Restated Credit Agreement required the lenders to convert the principal amount of the loan as of the closing of an IPO into shares of our common stock at a conversion price equal to the lesser of $42.50 or our IPO price. Pursuant to the terms of the Restated Credit Agreement, the 28,235 warrants issued under the Credit Agreement were cancelled and the lenders received ten-year warrants to purchase an aggregate of 114,510 shares of our common stock (which were issued in proportion to their respective funding amounts) in each case with an exercise price equal to the lesser of (i) $42.50 per share or (ii) the IPO or merger price per share. The lenders received additional ten-year warrants to purchase an aggregate of 7,059 shares of our common stock (issued in proportion to their respective funding amounts) on the same terms because we did not consummate our IPO by November 27, 2012 and an additional 7,059 shares on the same terms because we did not consummate our IPO by February 22, 2013. The warrant exercise price is subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like and a share and price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price prior to the completion of our IPO. The warrants are also subject to anti-dilution adjustment if the initial public offering price per share is less than $42.50 per share.

We determined the fair value of the warrants issued in connection with the Restated Credit Agreement notes, including the additional warrants because we did not consummate our IPO by November 27, 2012, to be approximately $3,097,000, of which $1,506,512 was recorded as a loss on debt restructuring, and $1,642,490 was recorded as an additional discount on the notes on the restatement date and is being amortized to interest expense over the term of the notes using the effective interest method.

As of December 31, 2012, we had $3 million outstanding under the Restated Credit Agreement with Mr. Pappajohn, who provided $1.75 million, and Mr. Oman, who provided $1.25 million, of financing. The loan bears an annual interest rate equal to the prime rate plus 6.25% (9.50% at December 31, 2012) and matures on February 26, 2014. The Restated Credit Agreement requires the lenders to convert the principal amount of the loan as of the closing of an IPO into shares of our common stock at a conversion price equal to the lesser of $42.50 or the IPO price.

Shares that the lenders receive are subject to a lock-up agreement for 180 days after the consummation of an IPO on the same terms as other lock-up agreements in favor of the underwriters of an offering, but otherwise have registration rights pursuant to a registration rights agreement entered into simultaneously with the Restated Credit Agreement.

December 2012 Bridge Financing Transaction

As of December 31, 2012, we had $1 million outstanding under a credit agreement with Mr. Pappajohn, a stockholder, bearing interest at the prime rate plus 6.25% (9.50% at December 31, 2012) maturing June 7, 2014. The credit agreement requires Mr. Pappajohn to convert the outstanding principal balance into shares of our common stock at a conversion price equal to the lesser of $42.50 or our IPO price. In connection with this transaction, we issued to Mr. Pappajohn ten-year warrants to purchase 23,529 shares of our common stock at with an exercise price equal to the lesser of (i) $42.50 per share or (ii) the IPO or merger price per share. Mr. Pappajohn will receive additional ten-year warrants to purchase an aggregate of 2,353 shares of our common stock on the same terms in the event we do not consummate our IPO by each of the following dates: March 7, 2013 and June 7, 2013. The warrant exercise price is subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like and a share and price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price at or prior to the completion of our IPO.

We determined that the fair value of the warrants issued in connection with this credit agreement to be approximately $839,000 which was recorded as a discount to the note on the inception date and is being amortized to interest expense over the term of the notes using the effective interest method.

Business Lines of Credit

At December 31, 2012 and 2011, we have fully utilized a line of credit with Wells Fargo Bank which provides for maximum borrowings of $6,000,000. Interest on the line of credit is due monthly equal to 1.75% above the Daily One Month LIBOR rate (1.96% at December 31, 2012). The line of credit requires the repayment of principal, and any unpaid interest, in a single payment due upon maturity. The line of credit matures April 1, 2014, is guaranteed by Mr. Pappajohn, and is collateralized by a first lien on all of our assets including the assignment of our approved and pending patent applications.

On October 17, 2012, the 37,000 warrants issued to Mr. Pappajohn in connection with his guarantee were amended to provide that the exercise price shall equal the lesser of (i) $42.50 per share or (ii) our IPO or merger price per share. In exchange, we issued to Mr. Pappajohn additional warrants to purchase an aggregate of 10,157 shares of our common stock at an exercise price equal to the lesser of (i) $42.50 per share and (ii) the IPO or merger price per share. The warrant exercise price is subject to standard anti-dilution protection in the event of stock splits, stock dividends, stock combinations, reclassifications and the like and a share and price adjustment feature in the event of issuances of more than $5 million of securities at prices below the exercise price prior to the completion of our IPO (and in the event the IPO price is less than $42.50 or the consideration per share in a merger transaction is less than $42.50 per share). This amendment resulted in a loss on warrant restructuring of $268,000.

On March 23, 2011, we entered into a line of credit agreement with DAM in which we received proceeds of $3 million. Pursuant to an intercreditor agreement between Mr. Pappajohn and DAM (the “Intercreditor Agreement”), we are required to use the proceeds from our IPO to repay the full amount outstanding under the DAM Loan Agreement before any proceeds can be used to repay any debt outstanding under the Wells Fargo Line of Credit. The DAM debt bears an annual interest rate of 10% payable in equal monthly installments and expires upon the earlier of the following: (i) April 1, 2013, (ii) the occurrence of an IPO of our equity securities in which we receive gross proceeds in the amount of $10 million or more, or (iii) the consummation of a transaction in which we either merge with a reporting company under the Securities Exchange Act of 1934, as amended, or a public company acquires all or substantially all of our Company, and the survivor of such merger of the public company receives gross proceeds from the sale of the survivors securities or the public company’s securities in the amount of $10 million or more. If certain maturity events do occur prior to April 1, 2013 and the line of credit is not repaid on the date of the maturity event, then the interest rate will increase to 18% per annum.

In connection with the acquisition of the line of credit, we issued 60,000 warrants to DAM with an exercise price of $12.50 per share expiring March 2016. We determined the fair value of the warrants issued in connection with the line of credit to be approximately $1,019,000 which was recorded as a debt discount on the inception date of the line of credit and is being amortized to interest expense over the term of the facility using the effective interest method.

In March 2012, in consideration for the lender extending the maturity date of the loan to April 1, 2013, we granted DAM warrants to purchase 15,000 shares of our common stock with an initial estimated fair value of $306,000 recorded as a financing fee asset and amortized over the extension period to interest expense using the effective interest method. On October 16, 2012, DAM agreed to surrender these warrants in exchange for a cash interest payment of $52,500 at the maturity date, resulting in a gain on warrant restructuring of $129,500.

Subsequent Events

On February 13, 2013, Mr. Pappajohn (on behalf of his spouse), NNJCA and DAM, agreed to convert $2.0 million, $500,000 and $1.0 million, respectively, or an aggregate of $3.5 million of outstanding indebtedness, into shares of common stock at the initial public offering price per share, effective upon the consummation of our IPO.

Secured Note Payable

On September 25, 2012, we entered into a note payable secured by lab equipment due March 25, 2014. The note requires monthly payments of principal and interest at 18% per annum. At December 31, 2012, $102,165 was outstanding under the note.

Other Note Payable

At December 31, 2012 and 2011, notes payable included a $100,000 note payable to Dr. Chaganti, our Chairman of the Board. The note is due on April 1, 2014 and bears interest at 8.5% per annum. Accrued interest at December 31, 2012 and 2011 was approximately $34,000 and $36,000, respectively.

Subsequent Events

On February 13, 2013, Dr. Chaganti agreed to convert the total amount of principal and interest owed to him into shares of common stock at the IPO price per share, effective upon the consummation of our IPO.

Loss on Debt and Warrant Restructuring

As noted above, we entered into a Restated Credit Agreement with Mr. Pappajohn and Mr. Oman in October 2012 to provide for additional borrowing of $1,000,000 and to remove the conversion price adjustment of a 20% discount to the IPO or merger price if the IPO or merger price is less than $53.12 per share. We evaluated the application of ASC 470-50, Modifications and Extinguishments and ASC 470-60, Troubled Debt Restructurings by Debtors and concluded that the revised terms constituted a debt extinguishment, rather than a debt modification or troubled debt restructuring.

Also as noted above, we cancelled certain warrants with an exercise price adjustment of a 20% discount to the IPO or merger price if the IPO or merger price is less than $53.13 per share and issued warrants without an exercise price adjustment to a 20% discount to the IPO or merger price if the IPO or merger price is less than $53.13 per share as compensation. In connection with these transactions, we recognized a loss on debt and warrant restructuring as presented below:

Restated 2012 convertible debt financing transaction	$1,506,512
Amend warrants granted for guarantee of business line of credit	268,000
Amend warrants granted for 2011 convertible debt financing transaction	545,000
Settle warrants granted for guarantee of business line of credit	(129,500)
Settle warrants granted for 2011 convertible debt financing transaction	(328,000)

Loss on debt and warrant restructuring	$1,862,012

Letter of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Letter of Credit

Note 5. Letter of Credit

In connection with the facility lease, the lessor required the establishment of a stand-by letter of credit in the amount of $450,000 to use as a guarantee for a security deposit. In February 2011, we allowed the letter of credit to expire. On April 6, 2012, we reached an agreement with the landlord which requires us to provide a letter of credit in the amount of $250,000 and in exchange, the landlord agreed to forebear taking action to enforce our obligation to maintain the $450,000 letter of credit. The landlord also agreed to reduce our security deposit requirement to a $300,000 letter of credit upon a capital raise of at least $5.0 million by April 30, 2013. On April 10, 2013, we completed an IPO sufficient to meet this requirement.

Note 7. Letter of Credit

In connection with the facility lease, the lessor required the establishment of a stand-by letter of credit in the amount of $450,000 to use as a guarantee for a security deposit. The amount of the letter of credit was reduced by $54,800 during the year ended December 31, 2011. In February 2011, we allowed the letter of credit to expire. On April 6, 2012, we reached an agreement with the landlord which requires us to provide a letter of credit in the amount of $250,000 and in exchange, the landlord agreed to forebear taking action to enforce our obligation to maintain the $450,000 letter of credit. The landlord also agreed to reduce our security deposit requirement to a $250,000 letter of credit upon a capital raise of at least $20 million by July 31, 2012. The landlord has verbally agreed to extend the time to complete a capital raise and has allowed us to continue to lease the property with a reduced security deposit of $250,000.

Capital Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Capital Stock

Note 6. Capital Stock

We were authorized to issue 588,000 shares of Series A Convertible Preferred Stock (“Series A”) and 2,000,000 shares of Series B Convertible Preferred Stock (“Series B”). The holders of the Series A and Series B shares were entitled to participate in any dividend declared by the Board of Directors on the Common Stock on a pro-rata basis with holders of the Common Stock. The Series A holders had a liquidation preference equal to the original Series A purchase price of $8.46 per share (or $4,971,866) and the Series B holders had a liquidation preference equal to the Series B original purchase price of $5.00 per share (or $9,108,000) subject to adjustment for stock splits, stock dividends and combinations and similar adjustments to capitalization. Alternatively, the preferred stockholders could have elected to convert the Series A and Series B into Common Stock and participate ratably with holders of Common Stock in the distribution of assets upon liquidation of the Company. The holders of Series A and Series B had the right to convert their shares into Common Stock at any time. The initial conversion rate was the original purchase price of the Series A or Series B shares divided by the conversion price in effect at the time of conversion. The initial conversion price equaled the original purchase price paid by the holder for a share of Series A or series B, as applicable.

The conversion price was subject to adjustment in the event of stock dividends, stock splits, combinations and similar adjustments to capitalization. The prices of each series of preferred stock were also subject to a price adjustment feature in the event that we issued additional equity securities at a per share price less than the applicable conversion price for each such series of preferred stock. The conversion price in effect at the time of the IPO for the Series A was $14.10 and for the Series B was $25.00. Accordingly, since the Series A and B were to convert to common stock at the time the IPO was completed at $10.00 per share, Series A shares converted into 376,525 shares of common stock and Series B shares converted into 910,800 shares of common stock. All references to the Company’s Series A preferred stock in these financial statements refer collectively to the Series A and Series A-1 preferred shares. The Company issued the Series A-1 preferred stock in exchange for the Series A to cure possible technical deficiencies with respect to the original issuance of the Series A preferred stock, but five holders of Series A did not respond to requests to exchange their shares, which represent approximately 9.01% of the Series A and A-1 that is outstanding.

The Series B purchase agreement provides for the payment of a semiannual cash penalty payable to each holder of Series B if we fail to complete a merger with a corporation whose shares were registered for issuance pursuant to the Securities Act of 1933, as amended (the “Securities Act”), within 9 months of the closing of the Series B offering (or August 19, 2011) (the “Merger Period”). The penalty shall be equal to 1% of the original purchase price for a share of Series B for the first 30 day period following the expiration of the Merger Period if a merger shall not have been consummated and an additional 2% of the original purchase price for a share of Series B for each successive 30 day period following the first penalty period, pro-rated daily up to a maximum penalty of 11% of the original purchase price for a share of Series B per annum. The maximum potential consideration to be transferred under the terms of the purchase agreement is unlimited. In September 2011, we solicited holders of the Series B to execute an amendment and waiver to the Series B purchase agreement, which provided for (i) a waiver of the cash penalties and (ii) an amendment extending the Merger Period to March 31, 2012 and providing for (A) the tolling of the Merger Period if we file a registration statement with the Securities and Exchange Commission with respect to an IPO and (B) elimination of penalties if we consummate the IPO. As of March 31, 2013, holders of 1,522,600 shares of Series B Convertible Preferred Stock have agreed to the waiver.

On February 8, 2013, we filed a charter amendment with the Secretary of State for the State of Delaware and effected a 1-for-2 reverse stock split of our common stock and increased the authorized shares of common stock to 100,000,000. On March 1, 2013, we filed another charter amendment with the Secretary of State for the State of Delaware and effected a 1-for-2.5 reverse stock split of our common stock. All shares and per share information referenced throughout the consolidated financial statements have been retroactively adjusted to reflect both reverse stock splits.

Subsequent Events

On April 10, 2013, we completed our IPO in which we issued and sold 690,000 shares of common stock (including the underwriter’s overallotment of 90,000 shares) at a public offering price of $10.00 per share. In connection with the offering, all outstanding shares of Series A preferred stock were converted into 376,525 shares of common stock, and all outstanding shares of Series B preferred stock were converted into 910,800 shares of common stock.

Concurrent with the IPO, we issued 2,000 shares of common stock to Cleveland Clinic pursuant to our license agreement with Cleveland Clinic.

Note 10. Capital Stock

On February 8, 2013, we filed a charter amendment with the Secretary of State for the State of Delaware and effected a 1-for-2 reverse stock split of our common stock, as approved by the Board of Directors and shareholders. On March 1, 2013, we filed another charter amendment with the Secretary of State for the State of Delaware and effected a 1-for-2.5 reverse stock split of our common stock. All shares and per share information referenced throughout the consolidated financial statements have been retroactively adjusted to reflect both reverse stock splits.

We are authorized to issue 588,000 shares of Series A Convertible Preferred Stock (“Series A”) and 2,000,000 shares of Series B Convertible Preferred Stock (“Series B”). The holders of the Series A and Series B shares are entitled to participate in any dividend declared by the Board of Directors on the Common Stock on a pro-rata basis with holders of the Common Stock. The Series A holders have a liquidation preference equal to the original Series A purchase price of $8.46 per share (or $4,971,866) and the Series B holders have a liquidation preference equal to the Series B original purchase price of $5.00 per share (or $9,108,000) subject to adjustment for stock splits, stock dividends and combinations and similar adjustments to capitalization. Alternatively, the preferred stockholders can elect to convert the Series A and Series B into Common Stock and participate ratably with holders of Common Stock in the distribution of assets upon liquidation of the Company. The holders of Series A and Series B have the right to convert their shares into Common Stock at any time. The initial conversion rate is the original purchase price of the Series A or Series B shares divided by the conversion price in effect at the time of conversion. The initial conversion price equals the original purchase price paid by the holder for a share of Series A or series B, as applicable. Upon the consummation of an IPO at a price that exceeds the initial conversion prices as set forth in the subsequent paragraph, the Series A shares will automatically convert into 352,614 shares of common stock and the Series B shares will automatically convert into 364,320 shares of common stock upon the closing of an underwritten public offering pursuant to an effective registration statement in connection with an IPO with gross proceeds of $15,000,000 or more and under certain other circumstances.

The conversion price is subject to adjustment in the event of stock dividends, stock splits, combinations and similar adjustments to capitalization. The prices of each series of preferred stock are also subject to a price adjustment feature in the event that we issue additional equity securities at a per share price less than the applicable conversion price for each such series of preferred stock. The current conversion price for the Series A is $14.10 and for the Series B is $25.00. For example, if the Series A and B were to convert to common stock in an IPO completed at $10.00 per share, Series A shares would convert into 376,550 shares of common stock and Series B shares would convert into 910,800 shares of common stock. All references to the Company’s Series A preferred stock in these financial statements refer collectively to the Series A and Series A-1 preferred shares. The Company issued the Series A-1 preferred stock in exchange for the Series A to cure possible technical deficiencies with respect to the original issuance of the Series A preferred stock, but five holders of Series A have not responded to requests to exchange their shares, which represent approximately 9.01% of the two Series A and A-1 that is outstanding.

The Series B purchase agreement provides for the payment of a semiannual cash penalty payable to each holder of Series B if we fail to complete a merger with a corporation whose shares were registered for issuance pursuant to the Securities Act of 1933, as amended (the “Securities Act”), within 9 months of the closing of the Series B offering (or August 19, 2011) (the “Merger Period”). The penalty shall be equal to 1% of the original purchase price for a share of Series B for the first 30 day period following the expiration of the Merger Period if a merger shall not have been consummated and an additional 2% of the original purchase price for a share of Series B for each successive 30 day period following the first penalty period, pro-rated daily up to a maximum penalty of 11% of the original purchase price for a share of Series B per annum. The maximum potential consideration to be transferred under the terms of the purchase agreement is unlimited. In September 2011, we solicited holders of the Series B to execute an amendment and waiver to the Series B purchase agreement, which provided for (i) a waiver of the cash penalties and (ii) an amendment extending the Merger Period to March 31, 2012 and providing for (A) the tolling of the Merger Period if we file a registration statement with the Securities and Exchange Commission with respect to an lPO and (B) elimination of penalties if we consummate the lPO. As of December 31, 2012, holders of 1,522,600 shares of Series B Convertible Preferred Stock have agreed to the waiver.

Stock Option Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock Option Plans

Note 7. Stock Option Plans

We have two equity incentive plans: the 2008 Stock Option Plan (the “2008 Plan”) and the 2011 Equity Incentive Plan (the “2011 Plan”, and together with the 2008 Plan, the “Stock Option Plans”). The 2011 Plan was approved by the Board of Directors on June 30, 2011 and was subsequently ratified by stockholders. The 2011 Plan authorizes the issuance of up to 350,000 shares of common stock under several types of equity awards including stock options, stock appreciation rights, restricted stock awards and other awards defined in the 2011 Plan. There have been no awards under the 2011 Plan.

The Board of Directors adopted the 2008 Plan on April 29, 2008 and reserved 251,475 shares of common stock for issuance under the plan. On April 1, 2010, the stockholders voted to increase the number of shares reserved by the plan to 550,000. The 2008 Plan is meant to provide additional incentive to officers, employees and consultants to remain in our employment. We are authorized to issue incentive stock options or non-statutory stock options to eligible participants. Options granted are generally exercisable for up to 10 years.

At March 31, 2013, 81,993 shares remain available for future awards under the 2008 Plan and 350,000 shares remain available for future awards under the 2011 Plan.

Additionally, of the shares available for future awards at March 31, 2013, 53,500 shares have been approved to be issued at an exercise price equal to the offering price of our common stock in an IPO. Recognition of compensation expense related to these options will begin at the IPO date when the exercise price is set and employees begin to benefit from, or be adversely affected by, changes in the Company’s stock price.

As of March 31, 2013, no stock appreciation rights, restricted stock, or awards other than stock options had been awarded under the Stock Option Plans.

We have also issued 80,000 options outside of the Stock Option Plans.

The Board of Directors authorized an offer to certain employee options holders on the following terms: those employees holding stock options with a strike price of $25.00 or more had the opportunity to exchange their options for 60% of the number of options currently held with an exercise price equal to our initial public offering price, and those employees holding stock options with a strike price of $12.50 have the opportunity to exchange their options for 80% of the number of options currently held with an exercise price equal to our initial public offering price. At March 31, 2013, 137,517 options were outstanding with a strike price of $25.00 or more and 201,650 options were outstanding with a strike price of $12.50. The employees had until the effective date of our initial public offering to accept the exchange offer. On April 10, 2013, our initial public offering became effective and 336,300 options with exercise prices ranging from $12.50 to $33.80 were exchanged for 242,070 options with an exercise price of $10.00. No adjustment in the number of options or the weighted average exercise price of our outstanding options has been made in these financial statements to reflect the acceptance of the exchange by the option holders. In addition, 53,500 options which were approved to be issued and priced at the IPO price were issued to employees with an exercise price of $10.00 per share.

On April 17, 2013, the Board of Directors approved the issuance of 5,850 options to employees with an exercise price equal to the fair market value of the common stock at the grant date.

On October 12, 2012, the Board of Directors also voted to amend the 2011 Plan. The amendment increases the number of shares available for grant under the 2011 Plan from 150,000 to 350,000 shares. This amendment has been ratified by our stockholders.

A summary of employee and nonemployee stock option activity for year ended December 31, 2012 and the three months ended March 31, 2013 is as follows:

	Options Outstanding		Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
	Number of Shares	Weighted- Average Exercise Price
Outstanding January 1, 2012	559,990	$12.85	8.10	$11,737,710
Granted	2,400	33.80
Cancelled or expired	(9,050)	23.43

Outstanding December 31, 2012	553,340	$12.76	7.13	$1,142,432
Cancelled or expired	(5,333)	33.80

Outstanding March 31, 2013	548,007	$12.56	6.87	$1,163,316

Exercisable, March 31, 2013	420,068	$11.44	6.74	$1,109,460

Aggregate intrinsic value represents the difference between the estimated fair value of our common stock and the exercise price of outstanding, in-the-money options. The estimated fair value of our common stock was $9.70 and $9.60 as of March 31, 2013 and December 31, 2012, respectively. No options were exercised during the three months ended March 31, 2013 and 2012.

As of March 31, 2013 and December 31, 2012, total unrecognized compensation cost related to nonvested stock options granted to employees was $657,121 and $846,810, respectively, which we expect to recognize over the next 2.48 and 2.61 years, respectively.

As of March 31, 2013 and December 31, 2012, total unrecognized compensation cost related to nonvested stock options granted to non-employees was $54,700 and $190,500, respectively, which we expect to recognize over the next 0.25 and 0.50 years, respectively. The estimate of unrecognized nonemployee compensation is based on the fair value of the nonvested options as of March 31, 2013 and December 31, 2012.

The following table summarizes information about outstanding and vested stock options granted to employees and non-employees as of March 31, 2013 as follows:

	Options Outstanding			Options Vested and Exercisable		Pro Forma Options Outstanding(1)
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price
4.00	175,000	6.08	$4.00	175,000	$4.00	175,000	$4.00
4.80	33,840	6.80	4.80	22,849	4.80	33,840	4.80
10.00	—	—	—	—	—	295,570	10.00
12.50	201,650	7.02	12.50	127,499	12.50	200	12.50
25.00	130,200	7.60	25.00	90,896	25.00	—	—
31.65	2,250	8.51	31.65	637	31.65	—	—
33.80	5,067	8.80	33.80	3,187	33.80	2,667	33.80

Total	548,007	6.87	$12.56	420,068	$11.44	507,277	$7.71

(1) Upon consummation of the IPO, 336,300 options with exercise prices ranging from $12.50 – $33.80 were exchanged for 242,070 options with an exercise price of $10.00 per share. 53,500 additional options were issued in conjunction with the IPO with an exercise price equal to the IPO price of $10.00 per share.

The fair value of options granted to employees is estimated on the grant date using the Black-Scholes option valuation model. This valuation model for stock-based compensation expense requires us to make assumptions and judgments about the variables used in the calculation, including the fair value of our common stock (see Note 9), the expected term (the period of time that the options granted are expected to be outstanding), the volatility of our common stock, a risk-free interest rate, and expected dividends. We also estimate forfeitures of unvested stock options. To the extent actual forfeitures differ from the estimates, the difference will be recorded as a cumulative adjustment in the period estimates are revised. No compensation cost is recorded for options that do not vest. We use the simplified calculation of expected life described in the SEC’s Staff Accounting Bulletin No. 107, Share-Based Payment, and volatility is based on an average of the historical volatilities of the common stock of four entities with characteristics similar to those of the Company. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option. We use an expected dividend yield of zero, as we do not anticipate paying any dividends in the foreseeable future. Expected forfeitures are assumed to be zero due to the small number of plan participants and the plan design which has monthly vesting after an initial cliff vesting period.

The following table presents the weighted-average assumptions used to estimate the fair value of options granted to employees during the periods presented:

Three Months Ended March 31,
2012
Volatility	77.39%
Risk free interest rate	1.43%
Dividend yield	0.00%
Term (years)	6.50
Weighted-average fair value of options granted during the period	$23.35

In 2010, we issued an aggregate of 80,000 options to non-employees with an exercise price of $25.00. The following table presents the weighted-average assumptions used to estimate the fair value of options reaching their measurement date for non-employees during the periods presented:

	Three Months Ended March 31,
	2013	2012
Volatility	75.86%	74.87%
Risk free interest rate	1.25%	1.46%
Dividend yield	0.00%	0.00%
Term (years)	7.71	8.60

The following table presents the effects of stock-based compensation related to stock option awards to employees and nonemployees on our Statement of Operations during the periods presented:

	Three Months Ended March 31,
	2013	2012
Cost of revenues	$2,212	$3,240
Research and development	34,836	139,575
General and administrative	58,153	74,410
Sales and marketing	1,932	59,642

Total stock-based compensation	$97,133	$276,867

Note 11. Stock Option Plans

We have two equity incentive plans: the 2008 Stock Option Plan (the “2008 Plan”) and the 2011 Equity Incentive Plan (the “2011 Plan”, and together with the 2008 Plan, the “Stock Option Plans”). The 2011 Plan was approved by the Board of Directors on June 30, 2011 and was subsequently ratified by stockholders. The 2011 Plan authorizes the issuance of up to 350,000 shares of common stock under several types of equity awards including stock options, stock appreciation rights, restricted stock awards and other awards defined in the 2011 Plan. There have been no awards under the 2011 Plan.

The Board of Directors adopted the 2008 Plan on April 29, 2008 and reserved 251,475 shares of common stock for issuance under the plan. On April 1, 2010, the stockholders voted to increase the number of shares reserved by the plan to 550,000. The 2008 Plan is meant to provide additional incentive to officers, employees and consultants to remain in our employment. We are authorized to issue incentive stock options or non-statutory stock options to eligible participants. Options granted are generally exercisable for up to 10 years.

At December 31, 2012, 76,660 shares remain available for future awards under the 2008 Plan and 350,000 shares remain available for future awards under the 2011 Plan.

Additionally, of the shares available for future awards at December 31, 2012, 49,100 shares have been approved to be issued at an exercise price equal to the offering price of our common stock in an IPO. Recognition of compensation expense related to these options will begin at the IPO date when the exercise price is set and employees begin to benefit from, or be adversely affected by, changes in the Company’s stock price.

As of December 31, 2012, no stock appreciation rights had been awarded under the Stock Option Plans.

We have also issued 80,000 options outside of the Stock Option Plans.

During 2011, 35,650 options were amended to increase the exercise price from $4.00 to $4.80 based upon a retrospective valuation of our common stock as of the date of grant. The increase in the exercise price of the options did not result in the recognition of incremental compensation cost.

The Board of Directors authorized an offer to certain employee options holders on the following terms: those employees holding stock options with a strike price of $25.00 or more have the opportunity to exchange their options for 60% of the number of options currently held with an exercise price equal to our initial public offering price, and those employees holding stock options with a strike price of $12.50 have the opportunity to exchange their options for 80% of the number of options currently held with an exercise price equal to our initial public offering price. There are currently 142,850 outstanding options with a strike price of $25.00 or more and 201,650 outstanding options with a strike price of $12.50. The employees have until the effective date of our initial public offering to accept the exchange offer. No adjustment in the number of options or the weighted average exercise price of our outstanding options has been made in these financial statements to reflect the potential acceptance of the exchange by one or more option holders.

On October 12, 2012, the Board of Directors also voted to amend the 2011 Plan. The amendment increases the number of shares available for grant under the 2011 Plan from 150,000 to 350,000 shares. This amendment has been ratified by our stockholders.

A summary of employee and nonemployee stock option activity for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Options Outstanding		Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
	Number of Shares	Weighted- Average Exercise Price
Outstanding January 1, 2010	220,000	$4.00	9.13	$176,400
Granted	340,660	14.35
Exercised	(45,400)	4.00
Cancelled or expired	(3,600)	4.00

Outstanding December 31, 2010	511,660	$10.90	8.97	$1,693,760
Granted	67,615	26.73
Cancelled or expired	(19,285)	11.78

Outstanding December 31, 2011	559,990	$12.85	8.10	$11,737,710
Granted	2,400	33.80
Cancelled or expired	(9,050)	23.43

Outstanding December 31, 2012	553,340	$12.76	7.13	$1,142,432

Exercisable, December 31, 2012	401,458	$11.15	6.97	$1,082,482

Aggregate intrinsic value represents the difference between the estimated fair value of our common stock and the exercise price of outstanding, in-the-money options. The estimated fair value of our common stock was $9.60, $33.80, and $11.90 as of December 31, 2012, 2011 and 2010, respectively. During the year ended December 31, 2010, we received $1,600 from the exercise of options. The options exercised in 2010 had a total intrinsic value of $293,350. Options were not exercised in 2012 or 2011. During the year ended December 31, 2010, 7,200 shares were surrendered as part of a net-issue exercise.

As of December 31, 2012 and 2011, total unrecognized compensation cost related to nonvested stock options granted to employees was $846,810 and $1,262,246, respectively, which we expect to recognize over the next 2.61 and 3.61 years, respectively.

As of December 31, 2012 and 2011, total unrecognized compensation cost related to nonvested stock options granted to non-employees was $190,500 and $1,061,270, respectively, which we expect to recognize over the next 0.50 and 1.40 years, respectively. The estimate of unrecognized nonemployee compensation is based on the fair value of the nonvested options as of December 31, 2012 and 2011.

The following table summarizes information about outstanding and vested stock options granted to employees and non-employees as of December 31, 2012 as follows:

	Options Outstanding			Options Vested and Exercisable
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price
4.00	175,000	6.33	$4.00	175,000	$4.00
4.80	33,840	7.05	4.80	21,350	4.80
12.50	201,650	7.27	12.50	118,430	12.50
25.00	130,200	7.85	25.00	83,486	25.00
31.65	2,250	8.76	31.65	525	31.65
33.80	10,400	9.02	33.80	2,667	33.80

Total	553,340	7.13	$12.76	401,458	$11.15

The fair value of options granted to employees is estimated on the grant date using the Black-Scholes option valuation model. This valuation model for stock-based compensation expense requires us to make assumptions and judgments about the variables used in the calculation, including the fair value of our common stock (see Note 13), the expected term (the period of time that the options granted are expected to be outstanding), the volatility of our common stock, a risk-free interest rate, and expected dividends. We also estimate forfeitures of unvested stock options. To the extent actual forfeitures differ from the estimates, the difference will be recorded as a cumulative adjustment in the period estimates are revised. No compensation cost is recorded for options that do not vest. We use the simplified calculation of expected life described in the SEC’s Staff Accounting Bulletin No. 107, Share-Based Payment, and volatility is based on an average of the historical volatilities of the common stock of four entities with characteristics similar to those of the Company. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option. We use an expected dividend yield of zero, as we do not anticipate paying any dividends in the foreseeable future. Expected forfeitures are assumed to be zero due to the small number of plan participants and the plan design which has monthly vesting after an initial cliff vesting period.

The following table presents the weighted-average assumptions used to estimate the fair value of options granted to employees during the periods presented:

	Year Ended December 31,
	2012	2011	2010
Volatility	77.39%	76.13%	78.02%
Risk free interest rate	1.43%	2.67%	3.20%
Dividend yield	—	—	—
Term (years)	6.50	6.44	6.47
Weighted-average fair value of options granted during the period	$23.35	$10.60	$4.60

In 2010, we issued an aggregate of 80,000 options to non-employees with an exercise price of $25.00. The following table presents the weighted-average assumptions used to estimate the fair value of options reaching their measurement date for non-employees during the periods presented:

	Year Ended December 31,
	2012	2011	2010
Volatility	75.01%	75.45%	77.89%
Risk free interest rate	1.26%	2.85%	2.76%
Dividend yield	—	—	—
Term (years)	8.28	9.23	9.86

The following table presents the effects of stock-based compensation related to stock option awards to employees and nonemployees on our Statement of Operations during the periods presented:

Employee and Non Employee Compensation Expense

	Year Ended December 31,
	2012	2011	2010
Cost of revenues	$11,753	$9,603	$17,748
Research and development	460,321	423,950	64,038
General and administrative	297,175	263,693	323,380
Sales and marketing	146,112	245,871	50,809

Total stock-based compensation	$915,361	$943,117	$455,975

Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Warrants

Note 8. Warrants

We have issued certain warrants which contain an exercise price adjustment feature in the event we issue additional equity instruments at a price lower than the exercise price of the warrant. The warrants are described herein as derivative warrants. For all derivative warrants, in the event equity instruments are issued at a price lower than the exercise price of the warrant, the exercise price is adjusted to the price of the new equity instruments issued (price adjustment feature). For certain of these warrants, the number of shares underlying the warrant is also adjusted to an amount computed by dividing the proceeds of the warrant under its original terms by the revised exercise price (share adjustment feature). These warrants are initially recorded as a warrant liability at fair value with a corresponding entry to the loan guarantee fee asset, debt discount, additional paid-in capital or expense dependent upon the service provided in exchange for the warrant grant. Subsequently, any change in fair value is recognized in earnings until such time as the warrants are exercised, amended or expire.

In connection with the 2012 Convertible Debt Financing Transaction, we granted 4,118 warrants to Mr. Pappajohn and 2,941 warrants to Mr. Oman on February 22, 2013. The warrants have a ten-year term and an exercise price equal to the lesser of (i) $42.50 per share or (ii) the IPO or merger price per share. These warrants were initially recorded at fair value as a financing fee asset and will be amortized over the period of the note to interest expense. The issue date fair value of these warrants was $221,000.

In connection with the December 2012 Bridge Financing Transaction, we granted 2,353 ten-year warrants with an exercise price equal to the lesser of (i) $42.50 per share or (ii) the IPO or merger price per share to Mr. Pappajohn on March 7, 2013. These warrants were initially recorded at fair value as a financing fee asset and will be amortized over the period of the note to interest expense. The issue date fair value of these warrants was $47,000.

On February 11, 2013, John Pappajohn agreed to limit certain anti-dilution rights in his warrants to purchase shares of the Company’s common stock. Subject to the consummation of an IPO prior to April 13, 2013, Mr. Pappajohn agreed that if the final IPO price is below $15.00, the exercise price of the warrants held by him would adjust to $15.00 and the number of shares underlying the warrants would be adjusted as if the IPO price were $15.00 and then there would be no further adjustment to the price or number of shares covered by warrants held by him. In February 2013, certain warrant holders agreed to waive the price and share adjustment provisions of their warrants, except for the anti-dilution provisions related to stock splits, subdivisions and combinations, with respect to an aggregate of 114,030 shares of common stock underlying such warrants, effective immediately following the consummation of our IPO.

The following table summarizes the warrant activity for the three months ended March 31, 2013:

Issued With / For	Exercise Price		Warrants Outstanding January 1, 2013	2013 Warrants Issued	Warrants Outstanding March 31, 2013	Pro Forma(E)

						Exercise Price	Warrants Outstanding

Debt Guarantee	$4.00		228,288	—	228,288	$4.00	228,288
Series A Pref. Stock	14.10		65,329	—	65,329	14.10	65,329

	6.25		293,617	—	293,617	6.25	293,617

Financing	25.00	B	60,000	—	60,000	10.00	60,000
Financing	42.50	BCD	75,294	—	75,294	15.00	75,294
Financing	42.50	AD	54,314	2,941	57,255	10.00	243,334
Financing	42.50	ACD	120,865	6,471	127,336	15.00	360,786
Debt Guarantee	25.00	AC	212,000	—	212,000	15.00	353,333
Debt Guarantee	25.00	AD	100,000	—	100,000	10.00	250,000
Debt Guarantee	32.45	AC	40,000	—	40,000	15.00	86,533
Debt Guarantee	42.50	ACD	38,392	—	38,392	15.00	108,779
Debt Guarantee	42.50	BCD	37,000	—	37,000	15.00	37,000
Series B Pref. Stock	25.00	B	52,464	—	52,464	10.00	52,464
Consulting	12.50	AD	4,030	—	4,030	10.00	5,037
Consulting	14.10	AD	10,000	—	10,000	10.00	14,100
Consulting	25.00	B	200	—	200	10.00	200
Consulting	25.00	A	4,000	—	4,000	10.00	10,000

	32.34		808,559	9,412	817,971	13.08	1,656,860

	$25.45		1,102,176	9,412	1,111,588	$12.05	1,950,477

A	These warrants are subject to fair value accounting and contain exercise price and number of share adjustment features. See Note 9.
B	These warrants are subject to fair value accounting and contain an exercise price adjustment feature. See Note 9.
C	On February 11, 2013, these warrants held by John Pappajohn were amended to limit the adjustment feature(s) to $15.00 per share in an initial public offering (totaling 530,022 warrants).
D	The exercise price and/or number of share adjustment features of these warrants expire and will no longer be subject to fair value accounting after an initial public offering.
E	On April 10, 2013 the Company completed the IPO at $10.00 per share. The shares of common stock issuable upon the exercise of warrants outstanding as of March 31, 2013 increased to 1,950,477 shares and the exercise prices of 1,656,860 warrants were adjusted as a result of the share and exercise price adjustment features described above.

Subsequent Event

On April 10, 2013, the Company completed an equity offering at $10.00 per share. The shares of common stock issuable upon the exercise of warrants outstanding as of March 31, 2013 increased to 1,950,477 shares and the exercise prices of 1,656,860 warrants were adjusted as a result of the share and exercise price adjustment features described above, so that the 1,950,477 warrants outstanding had a weighted average exercise price of $12.05 per share on April 10, 2013.

On April 29, 2013, the Company received $96,000 from shareholders who exercised warrants to purchase 24,000 shares of common stock at $4.00 per share.

Note 12. Warrants

In connection with financing obtained on January 22, 2007, we issued a warrant to purchase 8,865 shares of common stock at an exercise price of $14.10 per share expiring January 22, 2012. This warrant was recorded at estimated fair value using a Black-Scholes valuation model as a $12,854 discount on debt and was subsequently amortized to interest expense.

In connection with the issuance of Series A Preferred Stock on November 14, 2007, we issued to placement agents warrants to purchase 30,000 shares of common stock at an exercise price of $10.75 per share expiring December 31, 2011. We also issued to the same placement agents warrants to purchase 18,616 shares of common stock at an exercise price of $14.10 per share expiring December 31, 2011, subsequently extended to January 2012. These warrants were recorded at an estimated fair value using a Black-Scholes valuation model of $53,685 in additional paid-in capital.

In connection with financing obtained on January 31, 2008, we issued a warrant to purchase 3,546 shares of common stock at an exercise price of $14.10 per share expiring January 22, 2012. This warrant was recorded at estimated fair value using a Black-Scholes valuation model as a $3,191 discount on debt which was subsequently amortized to interest expense. The warrant was exercised during 2011 and we received $49,999 of cash proceeds.

In connection with the issuance of Series A Preferred Stock on February 4, 2008, we issued to placement agents warrants to purchase 56,829 shares of common stock at an exercise price of $14.10 per share expiring September 10, 2012. The expiration date for 52,439 of the 56,829 warrants was extended by one year to September 30, 2013. These warrants were recorded at an estimated fair value using a Black-Scholes valuation model of $59,671 in additional paid-in capital.

In connection with the issuance of Series A Preferred Stock on May 7, 2008, we issued to placement agents warrants to purchase 13,768 shares of common stock at an exercise price of $14.10 per share expiring September 10, 2012. The expiration date for 12,934 of the 13,768 warrants was extended by one year to September 30, 2013. These warrants were recorded at an estimated fair value using a Black-Scholes valuation model of $13,769 in additional paid-in capital.

Derivative Warrants

We have issued certain warrants which contain an exercise price adjustment feature in the event we issue additional equity instruments at a price lower than the exercise price of the warrant. The warrants are described herein as derivative warrants. For all derivative warrants, in the event equity instruments are issued at a price lower than the exercise price of the warrant, the exercise price is adjusted to the price of the new equity instruments issued (price adjustment feature). For certain of these warrants, the number of shares underlying the warrant is also adjusted to an amount computed by dividing the proceeds of the warrant under its original terms by the revised exercise price (share adjustment feature). These warrants are initially recorded as a warrant liability at fair value with a corresponding entry to the loan guarantee fee asset, debt discount, additional paid-in capital or expense dependent upon the service provided in exchange for the warrant grant. Subsequently, any change in fair value is recognized in earnings until such time as the warrants are exercised, amended or expire.

In connection with consulting agreements dated April 1, 2010, we issued to consultants warrants to purchase 4,030 and 10,000 shares of common stock at an exercise price of $12.50 per share and $14.10 per share, respectively. These warrants expire on April 1, 2015. These warrants were recorded as an increase to the warrant liability and consulting expense at the estimated fair value on the grant date of $65,000.

In connection with the issuance of Series B Preferred Stock on November 18, 2010, we issued warrants to purchase 52,464 shares of common stock at an exercise price of $25.00 per share expiring November 18, 2015. These warrants were recorded at estimated fair value of $328,000 as a reduction of additional paid-in capital and an increase to the warrant liability.

In connection with debt guarantees and extensions, we issued 1,051,506 warrants to Mr. Pappajohn, a member of our Board of Directors and stockholder, at various dates (see Note 17). These warrants are initially recorded at fair value as a loan guarantee fee amortized over the period of the guarantee to interest expense. The aggregate issue date fair value of the debt guarantee warrants was $1,555,000 in 2012, $831,000 in 2011, and $415,000 in 2010.

In connection with the acquisition of a line of credit, we issued 60,000 warrants to DAM in March 2011 with an initial estimated fair value of $1,019,000. In March 2012 in exchange for an extension of that line we issued 15,000 warrants with an initial estimated fair value of $306,000. See Note 6.

We issued 200 warrants to a consultant for services provided in February and March 2011 and 4,000 warrants to a member of our Board of Directors in connection with the March 2011 line of credit agreement with DAM. These warrants were recorded as consulting expense at an initial estimated fair value of $69,000 and expire in March 2016.

On September 30, 2011, certain holders of derivative warrants to purchase 228,288 shares of common stock with an exercise price of $4.00 agreed to an amendment to their warrants to remove the exercise price adjustment feature. As of September 30, 2011, the fair value of these warrants of $6,415,000 was reclassified from the warrant liability to equity.

In connection with the December 2011 Financing Transaction we granted a total of 112,940 warrants at various dates to Mr. Pappajohn, Dr. Pecora and NNJCA. The aggregate issue date fair value of these financing fee warrants was $1,522,000 in 2012 and $951,000 in 2011. In October 2012, 37,646 of these warrants were surrendered in exchange for an increase to the prepayment penalty, and 75,294 were amended in exchange for 20,669 additional warrants with an initial estimated fair value of $606,000. Also in October 2012, Mr. Pappajohn agreed to extend a portion of the debt’s maturity date and in exchange we issued 9,412 additional warrants with an initial estimated fair value of $267,000. See Note 6.

In connection with the 2012 Convertible Debt Financing Transaction, we granted a total of 28,235 warrants to Mr. Pappajohn and Mr. Oman with an initial estimated fair value of $1,107,000. In October 2012, these warrants were surrendered in exchange for additional financing and 114,510 new warrants with an initial estimated fair value of $4,090,000. See Note 6.

On September 6, 2012, we extended the maturity date of warrants to purchase 70,598 shares of our common stock which were due to expire on September 10, 2012 to September 28, 2012. On September 27, 2012, we extended the maturity date of 65,328 of these warrants to September 10, 2013. In exchange, the warrants are now subject to a lock-up agreement for 180 days after the consummation of an IPO on the same terms as other lock-up agreements in favor of the underwriters of an offering. We determined the fair value of the warrant extensions to be approximately $144,000, which was recorded as general and administrative expense.

On October 22, 2012, in exchange for amending warrants issued in connection with his guarantee of the Wells Fargo debt, we issued warrants to purchase 10,157 shares of our common stock to Mr. Pappajohn with an exercise price equal to the lesser of (i) $42.50 per share and (ii) the IPO or merger price per share. These warrants were recorded as a financing fee expense at an estimated fair value of $298,000.

In connection with the December 2012 Bridge Financing transaction, we granted 23,529 warrants to Mr. Pappajohn with an initial estimated fair value of $837,000. See Note 6.

During 2012, warrants to purchase 54,910 shares were exercised and $690,227 was received and recorded as increases to common stock and additional paid-in capital. An additional 15,164 warrants expired unexercised.

The following table summarizes the warrant activity for the years ending December 31, 2012, 2011 and 2010:

Issued With / For	Exercise Price		Warrants Outstanding January 1, 2010	2010 Warrants Issued	Warrants Outstanding December 31, 2010	2011 Warrants Issued	2011 Warrants Exercised	2011 Warrants Amended	Warrants Outstanding December 31, 2011	2012 Warrants Issued	2012 Warrants Exercised	2012 Warrants Surrendered	2012 Warrants Expired	Warrants Outstanding December 31, 2012
Debt Guarantee	$4.00		—	—	—	—	—	228,288	228,288	—	—	—	—	228,288
Series A Pref. Stock	10.75		30,000	—	30,000	—	—	—	30,000	—	(30,000)	—	—	—
Series A Pref. Stock	14.10		89,214	—	89,214	—	—	—	89,214	—	(18,616)	—	(5,269)	65,329
Financing	14.10		12,411	—	12,411	—	(3,546)	—	8,865	—	(2,482)	—	(6,383)	—

	6.25		131,625	—	131,625	—	(3,546)	228,288	356,367	—	(51,098)	—	(11,652)	293,617
Series A Pref. Stock	4.00	A	7,325	—	7,325	—	—	—	7,325	—	(3,812)	—	(3,513)	—
Financing	25.00	B	—	—	—	60,000	—	—	60,000	—	—	—	—	60,000
Financing	42.50	BCD	—	—	—	42,353	—	—	42,353	189,117	—	(156,176)	—	75,294
Financing	42.50	AD	—	—	—	—	—	—	—	54,314	—	—	—	54,314
Financing	42.50	ACD	—	—	—	—	—	—	—	120,865	—	—	—	120,865
Debt Guarantee	25.00	A	228,288	—	228,288	—	—	(228,288)	—	—	—	—	—	—
Debt Guarantee	25.00	AC	140,000	72,000	212,000	—	—	—	212,000	—	—	—	—	212,000
Debt Guarantee	25.00	A	100,000	—	100,000	—	—	—	100,000	—	—	—	—	100,000
Debt Guarantee	32.45	AC	—	—	—	40,000	—	—	40,000	—	—	—	—	40,000
Debt Guarantee	42.50	ACD	—	—	—	—	—	—	—	75,392	—	(37,000)	—	38,392
Debt Guarantee	42.50	BCD	—	—	—	—	—	—	—	37,000	—	—	—	37,000
Series B Pref. Stock	25.00	B	—	52,464	52,464	—	—	—	52,464	—	—	—	—	52,464
Consulting	12.50	A	—	4,030	4,030	—	—	—	4,030	—	—	—	—	4,030
Consulting	14.10	A	—	10,000	10,000	—	—	—	10,000	—	—	—	—	10,000
Consulting	25.00	B	—	—	—	200	—	—	200	—	—	—	—	200
Consulting	25.00	A	—	—	—	4,000	—	—	4,000	—	—	—	—	4,000

	32.22		475,613	138,494	614,107	146,553	—	(228,288)	532,372	476,688	(3,812)	(193,176)	(3,513)	808,559

	$25.30		607,238	138,494	745,732	146,553	(3,546)	—	888,739	476,688	(54,910)	(193,176)	(15,165)	1,102,176

A	These warrants are subject to fair value accounting and contain exercise price and number of share adjustment features. See Note 13.
B	These warrants are subject to fair value accounting and contain an exercise price adjustment feature. See Note 13.
C	Subsequent to year end, these warrants held by John Pappajohn were amended to limit the adjustment feature(s) to $15.00 per share in an initial public offering (totaling 523,551 warrants).
D	The exercise price and/or number of share adjustment features of these warrants expire and will no longer be subject to fair value accounting after an initial public offering.

In the event the Company completed an equity offering at $10.00 per share, the shares of common stock issuable upon the exercise of warrants outstanding as of December 31, 2012 would increase to 1,919,643 shares as a result of the share adjustment feature described above, after considering the limitation of the share adjustment feature described in the following subsequent events paragraph.

Subsequent Events

On February 11, 2013, John Pappajohn agreed to limit certain anti-dilution rights in his warrants to purchase shares of the Company’s common stock. Subject to the consummation of an IPO prior to April 13, 2013, Mr. Pappajohn agreed that if the final IPO price is below $15.00, the exercise price of the warrants held by him would adjust to $15.00 and the number of shares underlying the warrants would be adjusted as if the IPO price were $15.00 and then there would be no further adjustment to the price or number of shares covered by warrants held by him. In February 2013, certain warrant holders agreed to waive the price and share adjustment provisions of their warrants, except for the anti-dilution provisions related to stock splits, subdivisions and combinations, with respect to an aggregate of 72,000 shares of common stock underlying such warrants, effective immediately following the consummation of our initial public offering.

Fair Value of Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value of Warrants

Note 9. Fair Value of Warrants

The following tables summarize the assumptions used in computing the fair value of derivative warrants subject to fair value accounting at the date of issue during the three months ended March 31, 2013 and 2012 and at March 31, 2013 and December 31, 2012. In computing the fair value of the warrants, if the stated exercise price of the warrants exceeded the assumed value of the Company stock at the date the fair value was being computed, the exercise price and number of shares (if applicable) underlying the warrants were adjusted to reflect an assumed trigger of the price and/or share adjustment features related to the applicable warrants:

	Issued During the Three Months Ended March 31, 2012	As of March 31, 2013	As of December 31, 2012
Debt Guarantee
Exercise Price	$42.50	$13.76	$9.60
Expected life (years)	4.73	2.39	2.66
Expected volatility	80.47%	65.58%	67.71%
Risk-free interest rate	0.90%	0.32%	0.37%
Expected dividend yield	0.00%	0.00%	0.00%

	As of March 31, 2013	As of December 31, 2012
Series B
Exercise Price	$9.70	$9.60
Expected life (years)	2.67	2.92
Expected volatility	60.66%	61.44%
Risk-free interest rate	0.36%	0.36%
Expected dividend yield	0.00%	0.00%

	As of March 31, 2013	As of December 31, 2012
Consulting
Exercise Price	$9.70	$9.60
Expected life (years)	2.23	2.48
Expected volatility	63.61%	63.29%
Risk-free interest rate	0.26%	0.28%
Expected dividend yield	0.00%	0.00%

	Issued During the Three Months Ended March 31,		As of March 31, 2013	As of December 31, 2012
	2013	2012
Financing
Exercise Price	$13.34	$42.50	$13.06	$9.60
Expected life (years)	9.78	4.82	6.51	6.66
Expected volatility	74.70%	79.41%	69.11%	73.38%
Risk-free interest rate	1.95%	0.83%	1.12%	1.06%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

The assumed Company stock price used in computing the warrant fair value for warrants issued during the three months ended March 31, 2013 was $9.60—$9.70 and $31.60—$33.80 for the three months ended March 31, 2012. In determining the fair value of warrants issued at each reporting date, the assumed Company stock price was $9.70 at March 31, 2013 and $9.60 at December 31, 2012.

The following table summarizes the derivative warrant activity subject to fair value accounting for the three months ended March 31, 2013:

Issued with/for	Fair value of warrants outstanding as of December 31, 2012	Fair value of warrants issued	Change in fair value of warrants	Fair value of warrants outstanding as of March 31, 2013
Series B Preferred Stock	$230,000	$—	$(15,000)	$215,000
Debt Guarantee	5,679,000	—	(3,211,000)	2,468,000
Consulting	147,000	—	(34,000)	113,000
Financing	6,493,000	268,000	(2,039,000)	4,722,000

	$12,549,000	$268,000	$(5,299,000)	$7,518,000

Note 13. Fair Value of Warrants

The following tables summarize the assumptions used in computing the fair value of derivative warrants subject to fair value accounting at the date of issue during the years ended December 31, 2012, 2011 and 2010 and at December 31, 2012 and 2011. In computing the fair value of the warrants, if the stated exercise price of the warrants exceeded the assumed value of the Company stock at the date the fair value was being computed, the exercise price and number of shares (if applicable) underlying the warrants were adjusted to reflect an assumed trigger of the price and/or share adjustment features related to the applicable warrants. Such adjustments were only applicable to 2012 due to the relative price of the warrants and the assumed Company stock price:

As of December 31,
2011
Series A
Exercise Price	$4.00
Expected life (years)	0.83
Expected volatility	64.13%
Risk-free interest rate	0.12%
Expected dividend yield	0.00%

	Issued During the Year Ended December 31,			As of December 31,
	2012	2011	2010	2012	2011
Debt Guarantee
Exercise Price	$9.60	$32.45	$25.00	$28.78	$25.85
Expected life (years)	4.66	5.00	5.42	2.66	3.26
Expected volatility	80.05%	77.35%	79.37%	67.71%	76.53%
Risk-free interest rate	0.82%	1.76%	1.60%	0.37%	0.51%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%

	Issued During the Year Ended December 31, 2010	As of December 31,
		2012	2011
Series B
Exercise Price	$25.00	$9.60	$25.00
Expected life (years)	5.00	2.92	3.92
Expected volatility	80.22%	61.44%	81.59%
Risk-free interest rate	1.51%	0.36%	0.36%
Expected dividend yield	0.00%	0.00%	0.00%

	Issued During the Year Ended December 31,		As of December 31,
	2011	2010	2012	2011
Consulting
Exercise Price	$25.00	$13.65	$9.60	$16.25
Expected life (years)	5.00	5.00	2.48	3.48
Expected volatility	78.45%	81.12%	63.29%	81.87%
Risk-free interest rate	2.07%	2.59%	0.28%	0.47%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

	Issued During the Year Ended December 31,		As of December 31,
	2012	2011	2012	2011
Financing
Exercise Price	$23.69	$32.25	$9.60	$32.25
Expected life (years)	6.81	5.01	6.66	4.56
Expected volatility	77.74%	78.45%	73.38%	79.40%
Risk-free interest rate	1.19%	1.59%	1.06%	0.83%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

The assumed Company stock price used in computing the warrant fair value for warrants issued during the year is as follows: 2012—$9.60—$33.80; 2011—$ 11.90—$33.80; 2010—$4.80—$11.90. In determining the fair value of warrants issued at each reporting date, the assumed Company stock price was $9.60 at December 31, 2012 and $33.80 at December 31, 2011.

The following table summarizes the derivative warrant activity subject to fair value accounting for the years ended December 31, 2012, 2011 and 2010:

	Issued with Series A Preferred Stock	Issued with Series B Preferred Stock	Issued For Debt Guarantee	Issued For Consulting	Issued For Financing	Total
Fair value of warrants outstanding as of January 1, 2010	$27,000	$—	$1,409,000	$—	$—	$1,436,000
Fair value of warrants issued	—	328,000	415,000	65,000	—	808,000
Change in fair value of warrants	36,000	(14,000)	1,969,000	35,000	—	2,026,000

Fair value of warrants outstanding as of December 31, 2010	63,000	314,000	3,793,000	100,000	—	4,270,000
Fair value of warrants issued	—	—	831,000	69,000	1,970,000	2,870,000
Warrants amended	—	—	(6,415,000)	—	—	(6,415,000)
Change in fair value of warrants	157,000	846,000	8,784,000	278,000	323,000	10,388,000

Fair value of warrants outstanding as of December 31, 2011	220,000	1,160,000	6,993,000	447,000	2,293,000	11,113,000
Fair value of warrants issued	—	—	1,583,000	—	4,961,000	6,544,000
Fair value of warrants exercised	(55,000)	—	—	—	—	(55,000)
Warrant restructuring	—	—	268,000	—	2,217,000	2,485,000
Change in fair value of warrants	(165,000)	(930,000)	(3,165,000)	(300,000)	(2,978,000)	(7,538,000)

Fair value of warrants outstanding as of December 31, 2012	$—	$230,000	$5,679,000	$147,000	$6,493,000	$12,549,000

Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements

Note 10. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification requires the use of valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable, meaning those that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources, or unobservable, meaning those that reflect our own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In that regard, the Topic establishes a fair value hierarchy for valuation inputs that give the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that we have the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect our own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following table summarizes the financial liabilities measured at fair value on a recurring basis segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

	March 31, 2013
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liability	$7,518,000	—	—	$7,518,000

	December 31, 2012
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liability	$12,549,000	—	—	$12,549,000

The warrant liability consists of stock warrants we issued that contain an exercise price adjustment feature. In accordance with derivative accounting for warrants, we calculated the fair value of warrants and the assumptions used are described in Note 9, “Fair Value of Warrants”. Realized and unrealized gains and losses related to the change in fair value of the warrant liability are included in Other income (expense) on the Statement of Operations.

The following table reflects the activity for liabilities measured at fair value using Level 3 inputs for the three months ended March 31:

	2013	2012
Balance as of January 1	$12,549,000	$11,113,000
Issuances of derivative financial instruments	268,000	2,001,000
Unrealized (gain) loss related to change in fair value	(5,299,000)	(1,580,000)

Balance as of March 31	$7,518,000	$11,534,000

Note 14. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification requires the use of valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable, meaning those that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources, or unobservable, meaning those that reflect our own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In that regard, the Topic establishes a fair value hierarchy for valuation inputs that give the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.

The fair value hierarchy is as follows:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that we have the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect our own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following table summarizes the financial liabilities measured at fair value on a recurring basis segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

	2012
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liability	$12,549,000	—	—	$12,549,000

	2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liability	$11,113,000	—	—	$11,113,000

The warrant liability consists of stock warrants we issued that contain an exercise price adjustment feature. In accordance with derivative accounting for warrants, we calculated the fair value of warrants and the assumptions used are described in Note 13, “Fair Value of Warrants”. Realized and unrealized gains and losses related to the change in fair value of the warrant liability are included in Other income (expense) on the Statement of Operations.

The following table reflects the activity for liabilities measured at fair value using Level 3 inputs for the year ended December 31:

	2012	2011
Balance as of January 1	$11,113,000	$4,270,000
Derivative financial instruments reclassified to equity upon amendment	—	(6,415,000)
Issuances of derivative financial instruments	6,544,000	2,870,000
Warrant restructuring	2,485,000	—
Warrant exercised	(55,000)	—
Unrealized (gain) loss related to change in fair value	(7,538,000)	10,388,000

Balance as of December 31	$12,549,000	$11,113,000

Joint Venture Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Joint Venture Agreement

Note 11. Joint Venture Agreement

On November 7, 2011, we entered into an agreement with the Mayo Foundation for Medical Education and Research (“Mayo”) pursuant to which we agreed to form a joint venture with Mayo in March 2013 (or such later date that we may negotiate with Mayo). The joint venture will take the form of a limited liability company, with each party initially holding fifty percent of the issued and outstanding membership interests of the new entity (the “JV”). In exchange for the membership interests in the JV, we will make capital contributions of at least $2.0 million (and potentially up to $6.0 million, subject to the joint venture entity’s achievement of certain operational milestones) over the next three years. In exchange for its membership interests, Mayo’s capital contribution will take the form of cash, staff, services, hardware and software resources, laboratory space and instrumentation, the fair market value of which will be approximately equal to $6 million. Mayo’s continued contribution will also be conditioned upon the JV’s achievement of certain milestones. We are currently negotiating an amendment to our agreement to form a joint venture to extend the dates and our payment schedule.

ote 16. Joint Venture Agreement

On November 7, 2011, we entered into an agreement with the Mayo Foundation for Medical Education and Research (“Mayo”) pursuant to which we agreed to form a joint venture with Mayo in August 2012 (subsequently extended to March 31, 2013). The joint venture will take the form of a limited liability company, with each party initially holding fifty percent of the issued and outstanding membership interests of the new entity (the “JV”). In exchange for the membership interests in the JV, we will make a capital contribution of $6 million, to be paid over a three year period. In exchange for its membership interests, Mayo’s capital contribution will take the form of cash, staff, services, hardware and software resources, laboratory space and instrumentation, the fair market value of which will be approximately equal to $6 million. Mayo’s continued contribution will also be conditioned upon the JV’s achievement of certain milestones. In addition, on November 14, 2011, without any additional consideration, we granted Mayo 20,000 shares of our common stock, 13,200 of which shall initially be subject to certain forfeiture restrictions if the joint venture does not meet certain milestones. We applied accounting for share-based payments to non-employees and determined that a performance commitment for the 13,200 shares subject to restriction was not present at the date of grant and therefore the remaining shares will be valued and expensed as the restrictions lapse. We recorded expense of $150,000 during the fourth quarter of 2011 related to the 6,800 shares that were fully vested at the date of grant.

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions

Note 12. Related Party Transactions

John Pappajohn, a member of the Board of Directors and stockholder, personally guarantees our revolving line of credit with Wells Fargo Bank. As consideration for his guarantee, as well as each of the eight extensions of this facility through March 31, 2013, Mr. Pappajohn received warrants to purchase an aggregate of 1,051,506 shares of common stock. At March 31, 2013, 327,392 of these warrants were outstanding. After adjustment pursuant to the terms of the warrants in conjunction with our IPO, the number of warrants outstanding was 585,645 at $15.00 per share.

In addition, John Pappajohn also has loaned us an aggregate of $6,750,000. In connection with these loans, Mr. Pappajohn received warrants to purchase an aggregate of 202,630 shares of common stock. After adjustment pursuant to the terms of the warrants in conjunction with our IPO, the number of warrants outstanding was 436,080 at $15.00 per share.

On May 19, 2006, we issued a convertible promissory note in favor of our Chairman and founder, Dr. Chaganti, the holder, which obligates us to pay the holder the sum of $100,000, together with interest at the rate of 8.5% per annum, due April 1, 2014. Interest expense totaled $2,100 for each of the three months ended March 31, 2013 and 2012. (see Note 4 for additional information and subsequent event). Dr. Chaganti also received stock options under a consulting and advisory agreement to purchase a total of 60,000 shares of common stock at price of $25.00 per share which vest over a two year period. Total expenses under the consulting agreement for the three months ended March 31, 2013 and 2012 were $27,350 and $132,500, respectively, expensed under the stock option plan.

On August 15, 2010, we entered into a two-year consulting agreement with Dr. Pecora, a member of our board of directors, pursuant to which Dr. Pecora receives $5,000 per month for providing consulting and advisory services. Dr. Pecora also received stock options under the consulting and advisory agreement to purchase a total of 20,000 shares of common stock at price of $25.00 per share which vests over a two year period. The cash component of this agreement was terminated by mutual consent in 2011. Total expenses under the consulting agreement for the three months ended March 31, 2013 and 2012 were $0 and $58,440, respectively, expensed under the stock option plan.

In August 2010, we entered into a consulting agreement with Equity Dynamics, Inc., an entity controlled by John Pappajohn, pursuant to which Equity Dynamics, Inc. receives a monthly fee of $10,000 plus reimbursement of expenses. Total expenses for the three months ended March 31, 2013 and 2012 were $30,000. As of March 31, 2013, we owed Equity Dynamics, Inc. $169,596.

Note 17. Related Party Transactions

John Pappajohn, a member of the Board of Directors and stockholder, personally guarantees our revolving line of credit with Wells Fargo Bank. As consideration for his guarantee, as well as each of the eight extensions of this facility through December 31, 2012, Mr. Pappajohn received warrants to purchase an aggregate of 1,051,506 shares of common stock (See Notes 6 and 12).

In addition, John Pappajohn also has loaned us an aggregate of $6,750,000. In connection with these loans, Mr. Pappajohn received warrants to purchase an aggregate of 196,159 shares of common stock. In October 2012, we recorded a debt and warrant restructuring charge of $2,319,512 related to our loan with Mr. Pappajohn and Mr. Oman and warrants with Mr. Pappajohn (See Notes 6 and 12).

On May 19, 2006, we issued a convertible promissory note in favor of our Chairman and founder, Dr. Chaganti, the holder, which obligates us to pay the holder the sum of $100,000, together with interest at the rate of 8.5% per annum, on demand of the holder. Interest expense totaled $8,400, $8,400, and $8,416 for the years ended December 31, 2012, 2011, and 2010, respectively. On September 7, 2011, the promissory note was amended to extend its due date to December 31, 2012 and to eliminate any equity conversion feature. In October 2012, we extended the maturity date until April 1, 2014 (see Note 6 for additional information and subsequent event).

On December 27, 2006, we issued a convertible promissory note in favor of our former Chief Executive Officer, the holder, which obligated us to pay the holder the sum of $40,000, together with interest at the rate of 8.5% per annum, on demand of the holder. Pursuant to the terms of the separation agreement between us, we issued a lump sum payment of $120,000 to the holder upon termination of his employment and the holder released us from any claims, including any claim for repayment of this note. Interest expense totaled $0, $0, and $1,407 for the years ended December 31, 2012, 2011, and 2010, respectively, and accrued interest totaled $0 as of December 31, 2012 and 2011, respectively.

On June 19, 2009, we entered into agreements with TSG Partners, LLC (“TSG”) pursuant to which TSG agreed to provide us with strategic consulting services. Our current Chief Executive Officer, Panna Sharma, was the managing partner, founder and majority owner of TSG and was actively involved in the consulting services provided pursuant to such consulting agreement. We compensated TSG an aggregate of $97,575 (excluding expenses) in 2010, and $0 in 2011 and 2012. On September 23, 2010, we entered into a three-month consulting agreement with TSG for a fixed fee of $60,000 ($45,000 of which was payable in cash and $15,000 was payable in warrants) plus up to $5,000 of expenses. As of December 31, 2012 and 2011, we had no amount due to TSG. The three-month consulting agreement between us and TSG was reduced in scope and a revised total payment of $22,500 (excluding expenses) was paid in cash and no warrants were issued. While Mr. Sharma retains a majority ownership position with TSG, pursuant to certain agreements between Mr. Sharma and TSG, Mr. Sharma did not and will not profit from the services provided under such agreement.

On January 10, 2010, we issued a convertible promissory note in favor of our Senior Scientific Officer, Dr. Houldsworth, the holder, which obligates us to pay the holder the sum of $55,000, together with interest at the rate of 5.5% per annum, on or before January 10, 2011. The $55,000 represents fees owed to Dr. Houldsworth pursuant to our consulting agreement with Dr. Houldsworth. We repaid the $55,000, plus interest in the amount of $970 in 2010.

On July 1, 2010, we entered into a one-year consulting agreement with Edmund Cannon, a member of our board of directors, pursuant to which Mr. Cannon received $2,000 per calendar quarter for providing consulting services to us in connection with our clinical lab business. The agreement was terminated in 2011. Total expense under the consulting agreement was $4,000 in each 2011 and 2010.

On August 15, 2010, we entered into a two-year consulting agreement with Dr. Pecora, a member of our board of directors, pursuant to which Dr. Pecora receives $5,000 per month for providing consulting and advisory services. Dr. Pecora also received stock options under the consulting and advisory agreement to purchase a total of 20,000 shares of common stock at price of $25.00 per share which vests over a two year period. Total expense for 2010 under the consulting agreement was $20,000 paid in cash and $27,200 expensed under the stock option plan. Total expense for 2011 under the consulting agreement was $45,000 paid in cash and $235,560 expensed under the stock option plan. The cash component of this agreement was terminated by mutual consent in August 2011. Total expenses for 2012 under the consulting agreement were $142,740 expensed under the stock option plan.

In August 2010, we entered into a consulting agreement with Equity Dynamics, Inc., an entity controlled by John Pappajohn, pursuant to which Equity Dynamics, Inc. receives a monthly fee of $10,000 plus reimbursement of expenses. Total expenses for 2012 under the consulting agreement were $120,000. As of December 31, 2012, we owed Equity Dynamics, Inc. $132,679.

On September 15, 2010, we entered into a three-year consulting agreement with Dr. Chaganti, our Chairman, pursuant to which Dr. Chaganti receives $5,000 per month for providing consulting and technical support services. In addition, Dr. Chaganti received a non-qualified stock option to purchase 60,000 shares of common stock at a purchase price of $25.00 per share vesting quarterly beginning October 1, 2010. Also pursuant to the consulting agreement, Dr. Chaganti assigned to us all rights to any inventions which he may invent during the course of rendering consulting services to us. In exchange for this assignment, if the USPTO issues a patent for an invention on which Dr. Chaganti is listed as an inventor, we are required to pay Dr. Chaganti (i) a one-time payment of $50,000 and (ii) 1% of any net revenues we receive from any licensed sales of the invention.

We issued 4,000 warrants to Mr. Thompson, a member of our Board of Directors in connection with the March 2011 line of credit agreement with DAM. These warrants were recorded as consulting expense at an initial estimated fair value of $69,000 and expire in March 2016.

In February 2012, we granted 28,235 warrants proportionately to Pecora and NNJCA upon their funding of $0.5 million and $1.5 million, respectively, under a new Credit Agreement. (See Notes 6 and 12) On May 15, 2012 and on August 14, 2012, we issued 4,706 of these warrants proportionately to Pecora and NNJCA (Notes 6 and 12). On October 15, 2012, Dr. Pecora and NNJCA agreed to surrender warrants to purchase an aggregate of 37,646 shares of our common stock issued in connection with this transaction in exchange for an amendment to increase the pre-payment penalties by $130,000.

Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Contingencies

Note 13. Contingencies

In the normal course of business, the Company may become involved in various claims and legal proceedings. In the opinion of management, the ultimate liability or disposition thereof is not expected to have a material adverse effect on our financial condition, results of operations, or liquidity.

Note 15. Contingencies

In the normal course of business, the Company is involved in various claims and legal proceedings. In the opinion of management, the ultimate liability or disposition thereof is not expected to have a material adverse effect on our financial condition, results of operations or liquidity.

From 2000 to 2004, we operated a clinical laboratory in Milford, Massachusetts providing cancer screening services. The clinical laboratory participated in the Medicare program. The Office of the Inspector General of the U.S. Department of Health and Human Services and the United States Department of Justice informed us in February 2009 that they were contemplating commencing a civil False Claims Act action against us with respect to certain alleged improper billing practices and overpayments relating to operations at the Milford, Massachusetts clinical laboratory. In January 2012, we executed a settlement agreement with the United States Department of Justice. Pursuant to the settlement agreement, we neither admitted liability nor conceded that the claims of the United States are well founded. In January 2012, we paid to the United States the sum of $1,000,000. At December 31, 2011, we accrued approximately $1,000,000 in connection with the investigation. We received $400,000 in December 2011 from our insurance carrier related to this matter. The net amount shown in our statement of operations is a net recovery of $200,000 in 2011 and an expense of $800,000 in 2010.

Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events

Note 14. Subsequent Events

The unaudited pro forma balance sheet information below assumes the following transactions that were completed subsequent to March 31, 2013 as if the transactions had occurred on March 31, 2013:

•

On April 10, 2013, we sold 690,000 shares of common stock (including the underwriter’s overallotment of 90,000 shares) at a public offering price of $10.00 per share and completed our IPO. Net proceeds of $5 million were available to us from the IPO after deducting underwriting discounts, commissions and expenses of $637,000 and unpaid offering costs of $1.3 million. In addition, the Company had incurred and paid as of March 31, 2013, $1.2 million of offering costs, which are included in deferred initial public offering costs in the accompanying balance sheets at March 31, 2013.

•	Upon the closing of the IPO, all shares of our then-outstanding Series A and Series B convertible preferred stock automatically converted into an aggregate of 1,287,325 shares of common stock.

•	Concurrent with the IPO, certain derivative warrants with a fair value of $7 million were reclassified into equity due to the lapsing of anti-dilution provisions in the warrants.

•

Also concurrent with the IPO, $9.6 million of debt converted into 963,430 shares of common stock. In connection with the conversion of debt into common stock in April 2013, we expensed the applicable remaining debt discounts of $3.5 million, financing fees of $419,000 and a contingently recognizable beneficial conversion feature in the converted debt of $3 million.

Pro forma net proceeds from our IPO were determined as follows:

Gross proceeds (including over-allotment)	$6,900,000
Underwriting discounts, expenses and commissions	(637,007)
Estimated total offering costs	(2,473,763)
Offering costs paid as of March 31, 2013	1,174,832

Pro forma net proceeds	$4,964,062

The following table summarizes certain actual balance sheet data and pro forma balance sheet data to reflect the activities related to our IPO noted above, as of March 31, 2013:

	March 31, 2013	Pro forma March 31, 2013
Cash and cash equivalents	$216,872	$5,180,934
Loan guarantee and financing fees	1,516,631	1,085,438
Deferred initial public offering costs	2,473,763	—
Accounts payable and accrued expenses	4,885,145	3,551,914
Notes payable, current portion	4,530,640	1,583,515
Line of credit	2,989,577	1,989,577
Notes payable, long-term	2,148,494	—
Warrant liability	7,518,000	518,000
Series A Preferred Stock	59	—
Series B Preferred Stock	182	—
Common stock	135	429
Additional paid-in capital	25,067,388	48,452,631
Accumulated deficit	$(46,591,619)	$(53,488,959)

Other Current Assets	12 Months Ended
Dec. 31, 2012
Other Current Assets

Note 4. Other Current Assets

At December 31, 2012 and 2011, other current assets consisted of the following:

	2012	2011
Inventory probes and arrays	$233,767	$203,507
Prepaid expenses	255,511	65,762

	$489,278	$269,269

Lease Commitments	12 Months Ended
Dec. 31, 2012
Lease Commitments

Note 5. Lease Commitments

We lease our laboratory and research facilities and administrative office space in Rutherford, New Jersey under an escalating lease agreement that expires on October 6, 2017. The lease requires monthly rent for 10 years with periodic rent increases that vary from $1 to $2 per square foot of the rented premises per year. The difference between minimum rent and straight-line rent is recorded as deferred rent payable. The terms of the lease require that a $450,000 security deposit for the facility be held in a stand by letter of credit held in favor of the landlord (see Note 7).

We acquired office and scientific equipment under long term leases which have been capitalized at the present value of the minimum lease payments. The equipment under these capital leases had a cost of $49,601 and accumulated depreciation of $16,534, as of December 31, 2012.

Minimum future lease payments under all capital and operating leases as of December 31, 2012 are as follows:

	Capital Leases	Operating Leases	Total
December 31,
2013	$18,275	$560,468	$578,743
2014	7,614	593,351	600,965
2015	—	604,581	604,581
2016	—	567,000	567,000
2017	—	567,001	567,001
Thereafter	—	49,100	49,100

Total minimum lease payments	25,889	$2,941,501	$2,967,390

Less amount representing interest	1,241

Present value of net minimum obligations	24,648
Less current obligation under capital lease	17,158

Long-term obligation under capital lease	$7,490

Rent expense for the years ended December 31, 2012, 2011 and 2010 was $516,173, $517,667, and $546,169, respectively.

.

Fixed Assets	12 Months Ended
Dec. 31, 2012
Fixed Assets

Note 8. Fixed Assets

Fixed assets are summarized by major classifications as follows:

	2012	2011
Equipment	$1,914,215	$1,752,398
Furniture	461,119	461,119
Leasehold improvements	583,592	583,592

	2,958,926	2,797,109
Less accumulated depreciation	(1,994,003)	(1,656,473)

Net fixed assets	$964,923	$1,140,636

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

Note 9. Income Taxes

The provision for income taxes for the years ended December 31, 2012, 2011 and 2010 differs from the approximate amount of income tax benefit determined by applying the U.S. federal income tax rate to pre-tax loss, due to the following:

	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011		For the Year Ended December 31, 2010
	Amount	% of Pretax Loss	Amount	% of Pretax Loss	Amount	% of Pretax Loss
Income tax benefit at federal statutory rate	$(2,333,000)	35.0%	$(6,960,000)	35.0%	$(2,943,000)	35.0%
State tax provision, net of federal tax benefit	(661,000)	9.5%	(604,000)	3.0%	(437,000)	5.2%
Tax credits	(82,000)	1.1%	(57,000)	0.3%	(26,000)	0.3%
Stock option permanent differences	85,000	-1.2%	43,000	-0.2%	33,000	-0.4%
Derivative warrant permanent differences	(1,926,000)	26.0%	3,636,000	-18.2%	16,000	-0.2%
Change in valuation allowance	4,858,000	-70.2%	5,320,000	-26.8%	2,543,000	-30.3%
Change in uncertain tax positions	—	0.0%	(1,395,000)	7.0%	1,003,000	-11.9%
Other	59,000	-0.2%	17,000	-0.1%	(189,000)	2.3%

Provision for income taxes	$—	0.0%	$—	0.0%	$—	0.0%

Approximate deferred taxes consist of the following components as of December 31, 2012 and 2011:

	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$15,134,000	$10,575,000
Accruals and reserves	486,000	568,000
Non-qualified stock options	844,000	575,000
Research and development tax credits	477,000	395,000
Derivative warrant liability	26,000	26,000
Other	7,000	9,000

Total deferred tax assets	16,974,000	12,148,000
Less valuation allowance	(16,947,000)	(12,089,000)

Net deferred tax assets	27,000	59,000
Deferred tax liabilities
Fixed assets	(27,000)	(59,000)

Net deferred taxes	$—	$—

Due to a history of losses we have generated since inception, we believe it is more-likely-than-not that all of the deferred tax assets will not be realized as of December 31, 2012 and 2011. Therefore, we have recorded a full valuation allowance on our deferred tax assets. We have net operating loss carryforwards for federal income tax purposes of approximately $38,000,000 as of December 31, 2012. The net operating loss carryforwards will begin to expire in 2027. Utilization of these carryforwards is subject to limitations due to ownership changes that may delay the utilization of a portion of the carryforwards.

In January 2013, the Company received approval from the State of New Jersey to sell $8,018,107 of gross state NOL carryforwards and executed a sale of such carryforwards, resulting in the receipt of $663,900. The Company transferred the NOL carryforwards through the Technology Business Tax Certificate Transfer Program sponsored by the New Jersey Economic Development Authority. The amount of cash received from this sale will be recognized in the first quarter of 2013.

Uncertain Tax Positions: At December 31, 2012 and 2011 we had no uncertain tax positions. The aggregate changes in the balance of unrecognized tax benefits were as follows:

	2012	2011
Balance, beginning of year	$—	$1,395,000
Changes in expected tax position	—	(1,395,000)

Balance, end of year	$—	$—

During 2011, we changed a tax position that was expected to be taken on future tax returns related to stock-based compensation to non-employees which reduced our unrecognized tax benefits to zero at December 31, 2011. Therefore, at December 31, 2012 and 2011 we had no uncertain tax positions.

Liquidity and Going Concern	12 Months Ended
Dec. 31, 2012
Liquidity and Going Concern

Note 18. Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As of December 31, 2012, we had cash and cash equivalents of $819,000 and a working capital deficit of $9.6 million. We have filed a Form S-1 with the Securities and Exchange Commission and are currently seeking funding in an IPO of our common stock. We believe our current cash resources, are sufficient to satisfy our liquidity requirements at our current level of operations only through March 31, 2013. If we do not consummate this offering prior to the end of March 2013, we expect that we will need to raise additional financing in the second quarter of 2013, which might not be available on favorable terms, if at all. We have received an oral commitment from Mr. Pappajohn to help us raise, or provide additional funding, should it become necessary to fund our operations for another quarter in order to allow us time to pursue discussions with potential private investors and strategic partners for raising additional capital privately. During the period, we would scale back our general and administrative activities and certain of our research and development activities. We can provide no assurances that any additional sources of financing will be available to us on favorable terms, if at all.

Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Presentation

Basis of presentation: The accompanying unaudited financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions for interim reporting as they are prescribed by the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary to make the financial statements not misleading have been included. As such, the information included in this quarterly report on Form 10-Q should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2012 that are included in our prospectus filed with the SEC pursuant to Rule 424(b) under the Securities Act of 1933, as amended, on April 5, 2013 (Prospectus). The consolidated balance sheet as of December 31, 2012, included herein was derived from the audited financial statements as of that date, but does not include all disclosures including notes required by GAAP. Operating results for the three-month period ended March 31, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.

Basis of presentation: We prepare our financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America. Revenues are recognized in the period in which they are earned. Expenses are recognized in the period in which the related liability is incurred.

Liquidity/Going Concern

Liquidity/Going Concern: Our primary sources of liquidity have been funds generated from debt financing, the sale of shares of common and preferred stock, grants in lieu of federal income tax credits, National Institute of Health grants and sales of state NOL carryforwards. We believe our current cash resources, including proceeds from our IPO on April 10, 2013, are sufficient to satisfy our liquidity requirements at our current level of operations through August 31, 2013. We intend to attempt to raise additional financing in the third quarter of 2013, which might not be available on favorable terms, if at all. We can provide no assurances that any additional sources of financing will be available to us on favorable terms, if at all. If we are unable to secure additional financing we would scale back our general and administrative activities and certain of our research and development activities.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has suffered recurring losses from operations, has negative working capital and a net capital deficiency that raise substantial doubt about its ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Refer to the section entitled “Capital Resources and Expenditure Requirements” in Item 2. “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in the Form 10-Q of which these financial statements are a part.

Liquidity/Going Concern: Our primary sources of liquidity have been funds generated from debt financing, the sale of shares of common and preferred stock, grants in lieu of federal income tax credits, National Institute of Health grants and sales of state NOL carryforwards. We believe our current cash resources, including $663,900 received on January 22, 2013 from the sale of certain state NOL carryforwards, are sufficient to satisfy our liquidity requirements at our current level of operations through March 31, 2013.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As discussed in Note 18, the Company has suffered recurring losses from operations, has negative working capital and a net capital deficiency that raise substantial doubt about its ability to continue as a going concern. Management’s plans in regard to these matters are also described in Note 18. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Principles of Consolidation

Principles of consolidation: The accompanying consolidated financial statements include the accounts of Cancer Genetics, Inc. and our wholly owned subsidiary, Cancer Genetics Italia SRL. All significant intercompany account balances and transactions have been eliminated in consolidation.

Principles of consolidation: The accompanying consolidated financial statements include the accounts of Cancer Genetics, Inc. and our wholly owned subsidiary, Cancer Genetics Italia SRL. All significant intercompany account balances and transactions have been eliminated in consolidation.

Use of Estimates and Assumptions

Use of estimates and assumptions: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates made by management include, among others, realization of amounts billed, realization of long-lived assets, realization of intangible assets, accruals for registration payments and assumptions used to value stock options and warrants. Actual results could differ from those estimates.

Use of estimates and assumptions: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates made by management include, among others, realization of amounts billed, realization of long-lived assets, realization of intangible assets, accruals for litigation and registration payments and assumptions used to value stock options and warrants. Actual results could differ from those estimates.

Risks and Uncertainties

Risks and uncertainties: We operate in an industry that is subject to intense competition, government regulation and rapid technological change. Our operations are subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including the potential risk of business failure.

Risks and uncertainties: We operate in an industry that is subject to intense competition, government regulation and rapid technological change. Our operations are subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including the potential risk of business failure.

Cash and cash equivalents

Cash and cash equivalents: Highly liquid investments with original maturities of three months or less when purchased are considered to be cash equivalents. Financial instruments which potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents. We maintain cash and cash equivalents with high-credit quality financial institutions. At times, such amounts may exceed insured limits. We have not experienced any losses in such accounts and believe we are not exposed to any significant credit risk on our cash and cash equivalents.

Cash and cash equivalents: Highly liquid investments with original maturities of three months or less when purchased are considered to be cash equivalents. Financial instruments which potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents. We maintain cash and cash equivalents with high-credit quality financial institutions. At times, such amounts may exceed insured limits. We have not experienced any losses in such accounts and believe we are not exposed to any significant credit risk on our cash and cash equivalents.

Revenue Recognition

Revenue recognition: Revenue is recognized in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 605, Revenue Recognition, and ASC 954-605 Health Care Entities, Revenue Recognition which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence that an arrangement exists; (2) delivery has occurred and title and the risks and rewards of ownership have been transferred to the customer or services have been rendered; (3) the price is fixed or determinable; and (4) collectability is reasonably assured. In determining whether the price is fixed or determinable, we consider payment limits imposed by insurance carriers and Medicare and the amount of revenue recorded takes into account the historical percentage of revenue we have collected for each type of test for each payor category. Periodically, an adjustment is made to revenue to record differences between our anticipated cash receipts from insurance carriers and Medicare and actual receipts from such payors. For the periods presented, such adjustments were not significant. For direct bill customers (including clinical trials customers), revenue is recorded based upon the contractually agreed upon fee schedule. When assessing collectability, we consider whether we have sufficient payment history to reliably estimate a payor’s individual payment patterns. For new tests where there is no evidence of payment history at the time the tests are completed, we only recognize revenues once reimbursement experience can be established. We then recognize revenue equal to the amount of cash received. Sales of probes are recorded on the shipping date. We do not bill customers for shipping and handling fees and do not collect any sales or other taxes.

Revenues from grants to support product development are recognized when costs and expenses under the terms of the grant have been incurred and payments under the grants become contractually due.

Revenue recognition: Revenue is recognized in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 605, Revenue Recognition, and ASC 954-605 Health Care Entities, Revenue Recognition which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence that an arrangement exists; (2) delivery has occurred and title and the risks and rewards of ownership have been transferred to the customer or services have been rendered; (3) the price is fixed or determinable; and (4) collectability is reasonably assured. In determining whether the price is fixed or determinable, we consider payment limits imposed by insurance carriers and Medicare and the amount of revenue recorded takes into account the historical percentage of revenue we have collected for each type of test for each payor category. Periodically, an adjustment is made to revenue to record differences between our anticipated cash receipts from insurance carriers and Medicare and actual receipts from such payors. For the periods presented, such adjustments were not significant. For direct bill customers (including clinical trials customers), revenue is recorded based upon the contractually agreed upon fee schedule. When assessing collectability, we consider whether we have sufficient payment history to reliably estimate a payor’s individual payment patterns. For new tests where there is no evidence of payment history at the time the tests are completed, we only recognize revenues once reimbursement experience can be established. We then recognize revenue equal to the amount of cash received. Sales of probes are recorded on the shipping date. We do not bill customers for shipping and handling fees and do not collect any sales or other taxes.

Revenues from grants to support product development are recognized when costs and expenses under the terms of the grant have been incurred and payments under the grants become contractually due. In 2010, we were awarded a federal grant in the amount of $733,438 under the Qualifying Therapeutic Discovery Project which funded research targeted at new therapies to treat areas of unmet medical need or prevent, detect or treat chronic or acute diseases and conditions, reduce the long-term growth of health care costs in the U.S. or significantly advance the goal of curing cancer within 30 years. The qualifying expenditures were incurred in 2009 and 2010 and we have presented this grant in other income.

Accounts Receivable

Accounts receivable: Accounts receivable are carried at original invoice amount less an estimate for contractual adjustments and doubtful receivables, the amounts of which are determined by an analysis of individual accounts. Our policy for assessing the collectability of receivables is dependent upon the major payor source of the underlying revenue. For direct bill clients, an assessment of credit worthiness is performed prior to initial engagement and is reassessed periodically. If deemed necessary, an allowance is established on receivables from direct bill clients. For insurance carriers where there is not an established pattern of collection, revenue is not recorded until cash is received. For receivables where insurance carriers have made payments to patients instead of directing payments to the Company, an allowance is established for a portion of such receivables. After reasonable collection efforts are exhausted, amounts deemed to be uncollectible are written off against the allowance for doubtful accounts. Since the Company only recognizes revenue to the extent it expects to collect such amounts, bad debt expense related to receivables from patient service revenue is recorded in general and administrative expense in the consolidated statement of operations. Recoveries of accounts receivable previously written off are recorded when received.

Accounts receivable: Accounts receivable are carried at original invoice amount less an estimate for contractual adjustments and doubtful receivables, the amounts of which are determined by an analysis of individual accounts. Our policy for assessing the collectability of receivables is dependent upon the major payor source of the underlying revenue. For direct bill clients, an assessment of credit worthiness is performed prior to initial engagement and is reassessed periodically. If deemed necessary, an allowance is established on receivables from direct bill clients. For insurance carriers where there is not an established pattern of collection, revenue is not recorded until cash is received. For receivables where insurance carriers have made payments to patients instead of directing payments to the Company, an allowance is established for a portion of such receivables. After reasonable collection efforts are exhausted, amounts deemed to be uncollectible are written off against the allowance for doubtful accounts. Since the Company only recognizes revenue to the extent it expects to collect such amounts, bad debt expense related to receivables from patient service revenue is recorded in general and administrative expense in the consolidated statement of operations. Recoveries of accounts receivable previously written off are recorded when received. The increase in the allowance from December 31, 2011 to December 31, 2012 was based upon the individual analysis of accounts receivable as described above.

Deferred IPO Costs

Deferred IPO costs: Deferred IPO costs represent legal, accounting and other direct costs related to our effort to raise capital through an IPO. Future costs related to our IPO activities will be deferred until the completion of the IPO, at which time they will be reclassified to additional paid-in capital as a reduction of the IPO proceeds. During the three months ended March 31, 2013, $617,706 in deferred IPO costs were expensed. Additionally, $733,250 in deferred IPO costs were reduced due to discounts given by vendors associated with that offering, and $120,000 expected to be refunded was reclassified to other current assets.

Deferred IPO costs: Deferred IPO costs represent legal, accounting and other direct costs related to our effort to raise capital through an IPO. Future costs related to our IPO activities will be deferred until the completion of the IPO, at which time they will be reclassified to additional paid-in capital as a reduction of the IPO proceeds. If we terminate our plan for an IPO, any deferred costs would be expensed at that time.

Warrant Liability

Warrant liability: We have issued certain warrants which contain an exercise price adjustment feature in the event we issue additional equity instruments at a price lower than the exercise price of the warrant. The warrants are described herein as derivative warrants. We account for these derivative warrants as liabilities. These common stock purchase warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants using the binomial lattice valuation pricing model with the assumptions as follows: The risk-free interest rate for periods within the contractual life of the warrant is based on the U.S. Treasury yield curve. The expected life of the warrants is based upon the contractual life of the warrants. Volatility is estimated based on an average of the historical volatilities of the common stock of four entities with characteristics similar to those of the Company. The measurement date fair value of the underlying common shares is based upon an external valuation of our shares. (See Notes 8 and 9).

We compute the fair value of the warrant liability at each reporting period and the change in the fair value is recorded as non-cash expense or non-cash income. The key component in the value of the warrant liability is our stock price, which is subject to significant fluctuation and is not under our control. The resulting effect on our net income (loss) is therefore subject to significant fluctuation and will continue to be so until the warrants are exercised, amended or expire. Assuming all other fair value inputs remain constant, we will record non-cash expense when the stock price increases and non-cash income when the stock price decreases.

Warrant liability: We have issued certain warrants which contain an exercise price adjustment feature in the event we issue additional equity instruments at a price lower than the exercise price of the warrant. The warrants are described herein as derivative warrants. We account for these derivative warrants as liabilities. These common stock purchase warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants using the binomial lattice valuation pricing model with the assumptions as follows: The risk-free interest rate for periods within the contractual life of the warrant is based on the U.S. Treasury yield curve. The expected life of the warrants is based upon the contractual life of the warrants. Volatility is estimated based on an average of the historical volatilities of the common stock of four entities with characteristics similar to those of the Company. The measurement date fair value of the underlying common shares is based upon an external valuation of our shares. (See Notes 12 and 13).

We compute the fair value of the warrant liability at each reporting period and the change in the fair value is recorded as non-cash expense or non-cash income. The key component in the value of the warrant liability is our stock price, which is subject to significant fluctuation and is not under our control. The resulting effect on our net loss is therefore subject to significant fluctuation and will continue to be so until the warrants are exercised, amended or expire. Assuming all other fair value inputs remain constant, we will record non-cash expense when the stock price increases and non-cash income when the stock price decreases.

Income Taxes

Income taxes: Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due plus deferred income taxes. Deferred income taxes are recognized for temporary differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. Deferred income taxes are also recognized for net operating loss carryforwards that are available to offset future taxable income and research and development credits. On January 22, 2013, we sold certain state net operating loss carryforwards. The proceeds of $663,900 are included in our income tax benefit for the three months ended March 31, 2013.

Income taxes: Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due plus deferred income taxes. Deferred income taxes are recognized for temporary differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. Deferred income taxes are also recognized for net operating loss carryforwards that are available to offset future taxable income and research and development credits.

Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. We have established a full valuation allowance on our deferred tax assets as of December 31, 2012 and 2011, therefore we have not recognized any tax benefit or expense in the periods presented.

ASC 740, Income Taxes, clarifies the accounting for uncertainty in income taxes recognized in the financial statements. ASC 740 provides that a tax benefit from uncertain tax positions may be recognized when it is more-likely-than-not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions must meet a more-likely-than-not recognition threshold to be recognized. ASC 740 also provides guidance on measurement, derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. See Note 9 for a discussion of uncertain tax positions.

Our policy is to recognize interest and/or penalties related to income tax matters in income tax expense. There is no accrual for interest or penalties on our consolidated balance sheets at December 31, 2012 or 2011, and we have not recognized interest and/or penalties in the consolidated statements of operations for the years ended December 31, 2012, 2011 or 2010.

Registration payment arrangements

Registration payment arrangements: We account for our obligations under registration payment arrangements in accordance with ASC 825-20, Registration Payment Arrangements. ASC 825-20 requires us to record a liability if we determine a registration payment is probable and if it can reasonably be estimated. As of March 31, 2013 and December 31, 2012, we have an accrued liability of $300,000 and $541,000, respectively, related to the issuance of Series B preferred stock and certain notes payable.

Registration payment arrangements: We account for our obligations under registration payment arrangements in accordance with ASC 825-20, Registration Payment Arrangements. ASC 825-20 requires us to record a liability if we determine a registration payment is probable and if it can reasonably be estimated. As of December 31, 2012 and 2011, we have an accrued liability of $541,000 and $150,000, respectively, related to the issuance of Series B preferred stock and certain notes payable.

Stock-based Compensation

Stock-based compensation: Stock-based compensation is accounted for in accordance with the provisions of ASC 718, Compensation-Stock Compensation, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. We estimate the fair value of stock-based awards on the date of grant using the Black-Scholes option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straight-line method. See additional information in Note 7.

All issuances of stock options or other issuances of equity instruments to employees as the consideration for services received by us are accounted for based on the fair value of the equity instrument issued.

We account for stock-based compensation awards to non-employees in accordance with ASC 505-50, Equity Based Payments to Non-Employees. Under ASC 505-50, we determine the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Stock-based compensation awards issued to non-employees are recorded in expense and additional paid-in capital in stockholders’ deficit over the applicable service periods based on the fair value of the awards or consideration received at the vesting date.

Stock-based compensation: Stock-based compensation is accounted for in accordance with the provisions of ASC 718, Compensation-Stock Compensation, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. We estimate the fair value of stock-based awards on the date of grant using the Black-Scholes option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straight-line method. See additional information in Note 11.

All issuances of stock options or other issuances of equity instruments to employees as the consideration for services received by us are accounted for based on the fair value of the equity instrument issued.

We account for stock-based compensation awards to non-employees in accordance with ASC 505-50, Equity Based Payments to Non-Employees. Under ASC 505-50, we determine the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Stock-based compensation awards issued to non-employees are recorded in expense and additional paid-in capital in stockholders’ deficit over the applicable service periods based on the fair value of the awards or consideration received at the vesting date.

Subsequent events	Subsequent events: We have evaluated potential subsequent events through May 15, 2013, which is the date the financial statements were issued.	Subsequent events: We have evaluated potential subsequent events through March 4, 2013, which is the date the financial statements were issued.
Earnings (loss) per share

Earnings (loss) per share: Basic earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares assumed to be outstanding during the period of computation. Diluted earnings per share is computed similar to basic earnings per share except that the numerator is adjusted for the change in fair value of the warrant liability (only if dilutive) and the denominator is increased to include the number of dilutive potential common shares outstanding during the period using the treasury stock method.

Basic net income (loss) and diluted net loss per share data were computed as follows:

	Three Months Ended March 31,
	2013	2012
Numerator:
Net income (loss) for basic earnings per share	$2,360,408	$(1,072,517)
Less change in fair value of warrant liability	5,299,000	1,580,000

Net (loss) for diluted earnings per share	$(2,938,592)	$(2,652,517)

Denominator:
Weighted-average basic common shares outstanding	1,349,936	1,329,279
Assumed conversion of dilutive securities:
Common stock purchase warrants	—	103,903

Potentially dilutive common shares	—	103,903

Denominator for diluted earnings per share—adjusted weighted-average shares	1,349,936	1,433,182

Basic net income (loss) per share	$1.75	$(0.81)

Diluted net loss per share	$(2.18)	$(1.85)

The following table summarizes potentially dilutive adjustments to the weighted average number of common shares which were excluded from the calculation:

	At March 31,
	2013	2012
Common stock purchase warrants	1,111,588	925,612
Stock options	548,007	559,840
Common shares issuable upon conversion of Series A Preferred Stock	352,614	352,614
Common shares issuable upon conversion of Series B Preferred Stock	364,320	364,320

	2,376,529	2,202,386

Earnings (loss) per share: Basic earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares assumed to be outstanding during the period of computation. Diluted earnings per share is computed similar to basic earnings per share except that the numerator is adjusted for the change in fair value of the warrant liability (only if dilutive) and the denominator is increased to include the number of dilutive potential common shares outstanding during the period using the treasury stock method.

Basic net loss and diluted net loss per share data were computed as follows:

	2012	2011	2010
Numerator:
Net (loss) for basic earnings per share	$(6,665,627)	$(19,887,040)	$(8,407,341)
Less change in fair value of warrant liability	7,538,000	—	—

Net (loss) for diluted earnings per share	$(14,203,627)	$(19,887,040)	$(8,407,341)

Denominator:
Weighted-average basic common shares outstanding	1,342,174	1,274,153	1,253,231
Assumed conversion of dilutive securities:
Common stock purchase warrants	3,987	—	—

Potentially dilutive common shares	3,987	—	—

Denominator for diluted earnings per share—adjusted weighted-average shares	1,346,161	1,274,153	1,253,231

Basic net loss per share	$(4.97)	$(15.61)	$(6.71)

Diluted net loss per share	$(10.55)	$(15.61)	$(6.71)

The following table summarizes potentially dilutive adjustments to the weighted average number of common shares which were excluded from the calculation:

	2012	2011	2010
Common stock purchase warrants	1,102,176	888,739	745,732
Stock options	553,340	559,990	511,660
Common shares issuable upon conversion of Series A Preferred Stock	352,614	352,614	352,614
Common shares issuable upon conversion of Series B Preferred Stock	364,320	364,320	364,320
Common shares issuable upon conversion of note payable to shareholder	—	—	9,288

	2,372,450	2,165,663	1,983,614

Segment Reporting

Segment Reporting: Operating segments are defined as components of an enterprise about which separate discrete information is used by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. We view our operations and manage our business in one operating segment, which is the business of developing and selling diagnostic tests.

Deferred Revenue		Deferred revenue: Payments received in advance of services rendered are recorded as deferred revenue and are subsequently recognized as revenue in the period in which the services are performed.
Fixed Assets

Fixed assets: Fixed assets consist of diagnostic equipment, furniture and fixtures and leasehold improvements. Fixed assets are carried at cost and are depreciated over the estimated useful lives of the assets, which generally range from five to seven years. Leasehold improvements are amortized over the lesser of the lease term or the estimated useful lives of the improvements. The straight-line method is used for depreciation and amortization. Repairs and maintenance are charged to expense as incurred while improvements are capitalized. Upon sale, retirement or disposal of fixed assets, the accounts are relieved of the cost and the related accumulated depreciation or amortization with any gain or loss recorded to the consolidated statement of operations.

Fixed assets are reviewed for impairment whenever changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These computations utilize judgments and assumptions inherent in our estimate of future cash flows to determine recoverability of these assets. If our assumptions about these assets were to change as a result of events or circumstances, we may be required to record an impairment loss.

Loan Guarantee Fee		Loan guarantee fee: Loan guarantee fees are amortized on a straight-line basis over the term of the guarantee.
Patents

Patents: We account for intangible assets under ASC 350, Goodwill and Other Intangibles – 30 General Intangibles Other than Goodwill. Patents consist of legal fees incurred and are recorded at cost and amortized over the useful lives of the assets, using the straight-line method. Certain patents are in the legal application process and therefore are not currently being amortized. We review the carrying value of patents at the end of each reporting period. Based upon our review, there were no intangible asset impairments in 2012, 2011 or 2010. Accumulated amortization of patents as of December 31, 2012 and 2011 was approximately $41,000 and $24,000, respectively. Future amortization expense for legally approved patents is estimated at $15,200 per year through 2018 and approximately $12,000, $5,500, and $2,800 for 2019, 2020, and 2021, respectively.

Research and development

Research and development: Research and development costs associated with service and product development include direct costs of payroll, employee benefits, stock-based compensation and supplies and an allocation of indirect costs including rent, utilities, depreciation and repairs and maintenance. All research and development costs are expensed as they are incurred.

Fair value of financial instruments

Fair value of financial instruments: The carrying amount of cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued expenses, and capital leases approximate their estimated fair values due to the short-term maturities of those financial instruments. These financial instruments are considered Level 1 measurement under the fair value hierarchy, except for capital leases which are considered level 2. Due to the unique terms of our notes payable and lines of credit and the financial condition of the company, the fair value of the debt is not determinable. The fair value of warrants recorded as derivative liabilities is described in Note 13.

Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Computation of Basic Net Income (Loss) and Diluted Net Loss Per Share Data

Basic net income (loss) and diluted net loss per share data were computed as follows:

	Three Months Ended March 31,
	2013	2012
Numerator:
Net income (loss) for basic earnings per share	$2,360,408	$(1,072,517)
Less change in fair value of warrant liability	5,299,000	1,580,000

Net (loss) for diluted earnings per share	$(2,938,592)	$(2,652,517)

Denominator:
Weighted-average basic common shares outstanding	1,349,936	1,329,279
Assumed conversion of dilutive securities:
Common stock purchase warrants	—	103,903

Potentially dilutive common shares	—	103,903

Denominator for diluted earnings per share—adjusted weighted-average shares	1,349,936	1,433,182

Basic net income (loss) per share	$1.75	$(0.81)

Diluted net loss per share	$(2.18)	$(1.85)

Basic net loss and diluted net loss per share data were computed as follows:

	2012	2011	2010
Numerator:
Net (loss) for basic earnings per share	$(6,665,627)	$(19,887,040)	$(8,407,341)
Less change in fair value of warrant liability	7,538,000	—	—

Net (loss) for diluted earnings per share	$(14,203,627)	$(19,887,040)	$(8,407,341)

Denominator:
Weighted-average basic common shares outstanding	1,342,174	1,274,153	1,253,231
Assumed conversion of dilutive securities:
Common stock purchase warrants	3,987	—	—

Potentially dilutive common shares	3,987	—	—

Denominator for diluted earnings per share—adjusted weighted-average shares	1,346,161	1,274,153	1,253,231

Basic net loss per share	$(4.97)	$(15.61)	$(6.71)

Diluted net loss per share	$(10.55)	$(15.61)	$(6.71)

Summary of Potentially Dilutive Adjustments to Weighted Average Number of Common Shares

The following table summarizes potentially dilutive adjustments to the weighted average number of common shares which were excluded from the calculation:

	At March 31,
	2013	2012
Common stock purchase warrants	1,111,588	925,612
Stock options	548,007	559,840
Common shares issuable upon conversion of Series A Preferred Stock	352,614	352,614
Common shares issuable upon conversion of Series B Preferred Stock	364,320	364,320

	2,376,529	2,202,386

The following table summarizes potentially dilutive adjustments to the weighted average number of common shares which were excluded from the calculation:

	2012	2011	2010
Common stock purchase warrants	1,102,176	888,739	745,732
Stock options	553,340	559,990	511,660
Common shares issuable upon conversion of Series A Preferred Stock	352,614	352,614	352,614
Common shares issuable upon conversion of Series B Preferred Stock	364,320	364,320	364,320
Common shares issuable upon conversion of note payable to shareholder	—	—	9,288

	2,372,450	2,165,663	1,983,614

Revenue and Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Revenue by Payor Type

Revenue by payor type for the three months ended March 31, 2013 and 2012 is comprised of the following:

	Three Months Ended March 31,
	2013	2012
Medicare	$257,063	$138,767
Direct bill (including clinical trials)	511,347	340,132
Grants and royalty	—	10,500
Insurance carrier and all others	450,257	345,353

	$1,218,667	$834,752

Revenue by payor type for each of the years ended December 31 is comprised of the following:

	2012	2011	2010
Medicare	$753,248	$717,661	$605,776
Direct bill (including clinical trials)	1,594,509	350,290	408,356
Grants and royalty	556,940	315,195	110,000
Insurance carrier and all others	1,396,866	1,636,261	1,397,447

	$4,301,563	$3,019,407	$2,521,579

Schedule of Accounts Receivable by Payor Type

Accounts receivable by payor type at March 31, 2013 and December 31, 2012 consists of the following:

	March 31, 2013	December 31, 2012
Medicare	$347,773	$193,024
Direct bill (including clinical trials)	270,454	339,763
Insurance carrier and all others	542,666	353,758
Allowance for doubtful accounts	(36,000)	(36,000)

	$1,124,893	$850,545

Accounts receivable by payor type at December 31, 2012 and 2011 consists of the following:

	2012	2011
Medicare	$193,024	$152,186
Direct bill	339,763	64,183
Insurance carrier and all others	353,758	496,661
Allowance for doubtful accounts	(36,000)	(24,050)

	$850,545	$688,980

Notes Payable and Lines of Credit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Short-Term and Long-Term Debt Obligations

Below is a summary of our short-term and long-term debt obligations as of March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012

December 2011 Financing Transaction	$4,000,000	$4,000,000
2012 Convertible Debt Financing Transaction	3,000,000	$—
Secured Note Payable, short-term	83,515	79,867
Unamortized debt discount	(2,552,875)	(243,300)

Notes Payable, Current Portion	$4,530,640	$3,836,567

Line of Credit, Principal Balance	$3,000,000	$3,000,000
Unamortized Debt Discount	(10,423)	(128,800)

Line of Credit, Current Portion	$2,989,577	$2,871,200

December 2011 Financing Transaction	$2,000,000	$2,000,000
2012 Convertible Debt Financing Transaction	—	3,000,000
December 2012 Bridge Financing Transaction	1,000,000	1,000,000
Other Note Payable	100,000	100,000
Secured Note Payable	—	22,298
Unamortized debt discount	(951,506)	(3,681,615)

Notes Payable, Long-Term	$2,148,494	$2,440,683

Lines of Credit, Long-Term	$6,000,000	$6,000,000

Below is a summary of our short-term and long-term debt obligations as of December 31, 2012 and 2011:

	2012	2011
December 2011 Financing Transaction	$4,000,000	$—
Secured Note Payable, short-term	79,867	—
Other Note Payable	—	100,000
Unamortized debt discount	(243,300)	—

Notes Payable, Current Portion	$3,836,567	$100,000

Line of Credit, Principal Balance	$3,000,000	$—
Unamortized Debt Discount	(128,800)	—

Line of Credit, Current Portion	$2,871,200	$—

December 2011 Financing Transaction	$2,000,000	$3,000,000
2012 Convertible Debt Financing Transaction	3,000,000	—
December 2012 Bridge Financing Transaction	1,000,000	—
Other Note Payable	100,000
Secured Note Payable	22,298	—
Unamortized debt discount	(3,681,615)	(1,087,635)

Notes Payable, Long-Term	$2,440,683	$1,912,365

Lines of Credit, Principal Balances	$6,000,000	$9,000,000
Unamortized Debt Discount	—	(562,745)

Lines of Credit, Long-Term	$6,000,000	$8,437,255

Conversion of Indebtedness into Shares of Common Stock

On April 10, 2013, we completed our IPO. In connection with the conversion of debt into common stock in April 2013, we expensed the applicable remaining debt discounts of $3.5 million, financing fees of $419,000 and a contingently recognizable beneficial conversion feature in the converted debt of $3 million and converted the following indebtedness into shares of common stock at the IPO price of $10.00 per share:

	Converted Amount	Common Shares
December 2011 Financing Transaction	$4,500,000	450,000
2012 Convertible Debt Financing Transaction	3,000,000	300,000
December 2012 Bridge Financing Transaction	1,000,000	100,000
Business Lines of Credit (DAM)	1,000,000	100,000
Other Note Payable and accrued interest	134,300	13,430

	$9,634,300	963,430

Loss on Debt and Warrant Restructuring

In connection with these transactions, we recognized a loss on debt and warrant restructuring as presented below:

Restated 2012 convertible debt financing transaction	$1,506,512
Amend warrants granted for guarantee of business line of credit	268,000
Amend warrants granted for 2011 convertible debt financing transaction	545,000
Settle warrants granted for guarantee of business line of credit	(129,500)
Settle warrants granted for 2011 convertible debt financing transaction	(328,000)

Loss on debt and warrant restructuring	$1,862,012

Stock Option Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Employee and Nonemployee Stock Option Activity

A summary of employee and nonemployee stock option activity for year ended December 31, 2012 and the three months ended March 31, 2013 is as follows:

	Options Outstanding		Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
	Number of Shares	Weighted- Average Exercise Price
Outstanding January 1, 2012	559,990	$12.85	8.10	$11,737,710
Granted	2,400	33.80
Cancelled or expired	(9,050)	23.43

Outstanding December 31, 2012	553,340	$12.76	7.13	$1,142,432
Cancelled or expired	(5,333)	33.80

Outstanding March 31, 2013	548,007	$12.56	6.87	$1,163,316

Exercisable, March 31, 2013	420,068	$11.44	6.74	$1,109,460

A summary of employee and nonemployee stock option activity for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Options Outstanding		Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
	Number of Shares	Weighted- Average Exercise Price
Outstanding January 1, 2010	220,000	$4.00	9.13	$176,400
Granted	340,660	14.35
Exercised	(45,400)	4.00
Cancelled or expired	(3,600)	4.00

Outstanding December 31, 2010	511,660	$10.90	8.97	$1,693,760
Granted	67,615	26.73
Cancelled or expired	(19,285)	11.78

Outstanding December 31, 2011	559,990	$12.85	8.10	$11,737,710
Granted	2,400	33.80
Cancelled or expired	(9,050)	23.43

Outstanding December 31, 2012	553,340	$12.76	7.13	$1,142,432

Exercisable, December 31, 2012	401,458	$11.15	6.97	$1,082,482

Summary of Outstanding and Vested Stock Options Granted

The following table summarizes information about outstanding and vested stock options granted to employees and non-employees as of March 31, 2013 as follows:

	Options Outstanding			Options Vested and Exercisable		Pro Forma Options Outstanding(1)
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price
4.00	175,000	6.08	$4.00	175,000	$4.00	175,000	$4.00
4.80	33,840	6.80	4.80	22,849	4.80	33,840	4.80
10.00	—	—	—	—	—	295,570	10.00
12.50	201,650	7.02	12.50	127,499	12.50	200	12.50
25.00	130,200	7.60	25.00	90,896	25.00	—	—
31.65	2,250	8.51	31.65	637	31.65	—	—
33.80	5,067	8.80	33.80	3,187	33.80	2,667	33.80

Total	548,007	6.87	$12.56	420,068	$11.44	507,277	$7.71

(1) Upon consummation of the IPO, 336,300 options with exercise prices ranging from $12.50 – $33.80 were exchanged for 242,070 options with an exercise price of $10.00 per share. 53,500 additional options were issued in conjunction with the IPO with an exercise price equal to the IPO price of $10.00 per share.

The following table summarizes information about outstanding and vested stock options granted to employees and non-employees as of December 31, 2012 as follows:

	Options Outstanding			Options Vested and Exercisable
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price
4.00	175,000	6.33	$4.00	175,000	$4.00
4.80	33,840	7.05	4.80	21,350	4.80
12.50	201,650	7.27	12.50	118,430	12.50
25.00	130,200	7.85	25.00	83,486	25.00
31.65	2,250	8.76	31.65	525	31.65
33.80	10,400	9.02	33.80	2,667	33.80

Total	553,340	7.13	$12.76	401,458	$11.15

Effects of Stock-Based Compensation Related to Stock Option Awards

The following table presents the effects of stock-based compensation related to stock option awards to employees and nonemployees on our Statement of Operations during the periods presented:

	Three Months Ended March 31,
	2013	2012
Cost of revenues	$2,212	$3,240
Research and development	34,836	139,575
General and administrative	58,153	74,410
Sales and marketing	1,932	59,642

Total stock-based compensation	$97,133	$276,867

The following table presents the effects of stock-based compensation related to stock option awards to employees and nonemployees on our Statement of Operations during the periods presented:

Employee and Non Employee Compensation Expense

	Year Ended December 31,
	2012	2011	2010
Cost of revenues	$11,753	$9,603	$17,748
Research and development	460,321	423,950	64,038
General and administrative	297,175	263,693	323,380
Sales and marketing	146,112	245,871	50,809

Total stock-based compensation	$915,361	$943,117	$455,975

Employees
Weighted-Average Assumptions Used to Estimate Fair Value of Options Granted

The following table presents the weighted-average assumptions used to estimate the fair value of options granted to employees during the periods presented:

Three Months Ended March 31,
2012
Volatility	77.39%
Risk free interest rate	1.43%
Dividend yield	0.00%
Term (years)	6.50
Weighted-average fair value of options granted during the period	$23.35

The following table presents the weighted-average assumptions used to estimate the fair value of options granted to employees during the periods presented:

	Year Ended December 31,
	2012	2011	2010
Volatility	77.39%	76.13%	78.02%
Risk free interest rate	1.43%	2.67%	3.20%
Dividend yield	—	—	—
Term (years)	6.50	6.44	6.47
Weighted-average fair value of options granted during the period	$23.35	$10.60	$4.60

Non-employees
Weighted-Average Assumptions Used to Estimate Fair Value of Options Granted

In 2010, we issued an aggregate of 80,000 options to non-employees with an exercise price of $25.00. The following table presents the weighted-average assumptions used to estimate the fair value of options reaching their measurement date for non-employees during the periods presented:

	Three Months Ended March 31,
	2013	2012
Volatility	75.86%	74.87%
Risk free interest rate	1.25%	1.46%
Dividend yield	0.00%	0.00%
Term (years)	7.71	8.60

In 2010, we issued an aggregate of 80,000 options to non-employees with an exercise price of $25.00. The following table presents the weighted-average assumptions used to estimate the fair value of options reaching their measurement date for non-employees during the periods presented:

	Year Ended December 31,
	2012	2011	2010
Volatility	75.01%	75.45%	77.89%
Risk free interest rate	1.26%	2.85%	2.76%
Dividend yield	—	—	—
Term (years)	8.28	9.23	9.86

Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Warrant Activity

The following table summarizes the warrant activity for the three months ended March 31, 2013:

Issued With / For	Exercise Price		Warrants Outstanding January 1, 2013	2013 Warrants Issued	Warrants Outstanding March 31, 2013	Pro Forma(E)

						Exercise Price	Warrants Outstanding

Debt Guarantee	$4.00		228,288	—	228,288	$4.00	228,288
Series A Pref. Stock	14.10		65,329	—	65,329	14.10	65,329

	6.25		293,617	—	293,617	6.25	293,617

Financing	25.00	B	60,000	—	60,000	10.00	60,000
Financing	42.50	BCD	75,294	—	75,294	15.00	75,294
Financing	42.50	AD	54,314	2,941	57,255	10.00	243,334
Financing	42.50	ACD	120,865	6,471	127,336	15.00	360,786
Debt Guarantee	25.00	AC	212,000	—	212,000	15.00	353,333
Debt Guarantee	25.00	AD	100,000	—	100,000	10.00	250,000
Debt Guarantee	32.45	AC	40,000	—	40,000	15.00	86,533
Debt Guarantee	42.50	ACD	38,392	—	38,392	15.00	108,779
Debt Guarantee	42.50	BCD	37,000	—	37,000	15.00	37,000
Series B Pref. Stock	25.00	B	52,464	—	52,464	10.00	52,464
Consulting	12.50	AD	4,030	—	4,030	10.00	5,037
Consulting	14.10	AD	10,000	—	10,000	10.00	14,100
Consulting	25.00	B	200	—	200	10.00	200
Consulting	25.00	A	4,000	—	4,000	10.00	10,000

	32.34		808,559	9,412	817,971	13.08	1,656,860

	$25.45		1,102,176	9,412	1,111,588	$12.05	1,950,477

A	These warrants are subject to fair value accounting and contain exercise price and number of share adjustment features. See Note 9.
B	These warrants are subject to fair value accounting and contain an exercise price adjustment feature. See Note 9.
C	On February 11, 2013, these warrants held by John Pappajohn were amended to limit the adjustment feature(s) to $15.00 per share in an initial public offering (totaling 530,022 warrants).
D	The exercise price and/or number of share adjustment features of these warrants expire and will no longer be subject to fair value accounting after an initial public offering.
E	On April 10, 2013 the Company completed the IPO at $10.00 per share. The shares of common stock issuable upon the exercise of warrants outstanding as of March 31, 2013 increased to 1,950,477 shares and the exercise prices of 1,656,860 warrants were adjusted as a result of the share and exercise price adjustment features described above.

The following table summarizes the warrant activity for the years ending December 31, 2012, 2011 and 2010:

Issued With / For	Exercise Price		Warrants Outstanding January 1, 2010	2010 Warrants Issued	Warrants Outstanding December 31, 2010	2011 Warrants Issued	2011 Warrants Exercised	2011 Warrants Amended	Warrants Outstanding December 31, 2011	2012 Warrants Issued	2012 Warrants Exercised	2012 Warrants Surrendered	2012 Warrants Expired	Warrants Outstanding December 31, 2012
Debt Guarantee	$4.00		—	—	—	—	—	228,288	228,288	—	—	—	—	228,288
Series A Pref. Stock	10.75		30,000	—	30,000	—	—	—	30,000	—	(30,000)	—	—	—
Series A Pref. Stock	14.10		89,214	—	89,214	—	—	—	89,214	—	(18,616)	—	(5,269)	65,329
Financing	14.10		12,411	—	12,411	—	(3,546)	—	8,865	—	(2,482)	—	(6,383)	—

	6.25		131,625	—	131,625	—	(3,546)	228,288	356,367	—	(51,098)	—	(11,652)	293,617
Series A Pref. Stock	4.00	A	7,325	—	7,325	—	—	—	7,325	—	(3,812)	—	(3,513)	—
Financing	25.00	B	—	—	—	60,000	—	—	60,000	—	—	—	—	60,000
Financing	42.50	BCD	—	—	—	42,353	—	—	42,353	189,117	—	(156,176)	—	75,294
Financing	42.50	AD	—	—	—	—	—	—	—	54,314	—	—	—	54,314
Financing	42.50	ACD	—	—	—	—	—	—	—	120,865	—	—	—	120,865
Debt Guarantee	25.00	A	228,288	—	228,288	—	—	(228,288)	—	—	—	—	—	—
Debt Guarantee	25.00	AC	140,000	72,000	212,000	—	—	—	212,000	—	—	—	—	212,000
Debt Guarantee	25.00	A	100,000	—	100,000	—	—	—	100,000	—	—	—	—	100,000
Debt Guarantee	32.45	AC	—	—	—	40,000	—	—	40,000	—	—	—	—	40,000
Debt Guarantee	42.50	ACD	—	—	—	—	—	—	—	75,392	—	(37,000)	—	38,392
Debt Guarantee	42.50	BCD	—	—	—	—	—	—	—	37,000	—	—	—	37,000
Series B Pref. Stock	25.00	B	—	52,464	52,464	—	—	—	52,464	—	—	—	—	52,464
Consulting	12.50	A	—	4,030	4,030	—	—	—	4,030	—	—	—	—	4,030
Consulting	14.10	A	—	10,000	10,000	—	—	—	10,000	—	—	—	—	10,000
Consulting	25.00	B	—	—	—	200	—	—	200	—	—	—	—	200
Consulting	25.00	A	—	—	—	4,000	—	—	4,000	—	—	—	—	4,000

	32.22		475,613	138,494	614,107	146,553	—	(228,288)	532,372	476,688	(3,812)	(193,176)	(3,513)	808,559

	$25.30		607,238	138,494	745,732	146,553	(3,546)	—	888,739	476,688	(54,910)	(193,176)	(15,165)	1,102,176

A	These warrants are subject to fair value accounting and contain exercise price and number of share adjustment features. See Note 13.
B	These warrants are subject to fair value accounting and contain an exercise price adjustment feature. See Note 13.
C	Subsequent to year end, these warrants held by John Pappajohn were amended to limit the adjustment feature(s) to $15.00 per share in an initial public offering (totaling 523,551 warrants).
D	The exercise price and/or number of share adjustment features of these warrants expire and will no longer be subject to fair value accounting after an initial public offering.

Fair Value of Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Assumptions Used in Computing Fair Value of Derivative Warrants

The following tables summarize the assumptions used in computing the fair value of derivative warrants subject to fair value accounting at the date of issue during the three months ended March 31, 2013 and 2012 and at March 31, 2013 and December 31, 2012. In computing the fair value of the warrants, if the stated exercise price of the warrants exceeded the assumed value of the Company stock at the date the fair value was being computed, the exercise price and number of shares (if applicable) underlying the warrants were adjusted to reflect an assumed trigger of the price and/or share adjustment features related to the applicable warrants:

	Issued During the Three Months Ended March 31, 2012	As of March 31, 2013	As of December 31, 2012
Debt Guarantee
Exercise Price	$42.50	$13.76	$9.60
Expected life (years)	4.73	2.39	2.66
Expected volatility	80.47%	65.58%	67.71%
Risk-free interest rate	0.90%	0.32%	0.37%
Expected dividend yield	0.00%	0.00%	0.00%

	As of March 31, 2013	As of December 31, 2012
Series B
Exercise Price	$9.70	$9.60
Expected life (years)	2.67	2.92
Expected volatility	60.66%	61.44%
Risk-free interest rate	0.36%	0.36%
Expected dividend yield	0.00%	0.00%

	As of March 31, 2013	As of December 31, 2012
Consulting
Exercise Price	$9.70	$9.60
Expected life (years)	2.23	2.48
Expected volatility	63.61%	63.29%
Risk-free interest rate	0.26%	0.28%
Expected dividend yield	0.00%	0.00%

	Issued During the Three Months Ended March 31,		As of March 31, 2013	As of December 31, 2012
	2013	2012
Financing
Exercise Price	$13.34	$42.50	$13.06	$9.60
Expected life (years)	9.78	4.82	6.51	6.66
Expected volatility	74.70%	79.41%	69.11%	73.38%
Risk-free interest rate	1.95%	0.83%	1.12%	1.06%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

The following tables summarize the assumptions used in computing the fair value of derivative warrants subject to fair value accounting at the date of issue during the years ended December 31, 2012, 2011 and 2010 and at December 31, 2012 and 2011. In computing the fair value of the warrants, if the stated exercise price of the warrants exceeded the assumed value of the Company stock at the date the fair value was being computed, the exercise price and number of shares (if applicable) underlying the warrants were adjusted to reflect an assumed trigger of the price and/or share adjustment features related to the applicable warrants. Such adjustments were only applicable to 2012 due to the relative price of the warrants and the assumed Company stock price:

As of December 31,
2011
Series A
Exercise Price	$4.00
Expected life (years)	0.83
Expected volatility	64.13%
Risk-free interest rate	0.12%
Expected dividend yield	0.00%

	Issued During the Year Ended December 31,			As of December 31,
	2012	2011	2010	2012	2011
Debt Guarantee
Exercise Price	$9.60	$32.45	$25.00	$28.78	$25.85
Expected life (years)	4.66	5.00	5.42	2.66	3.26
Expected volatility	80.05%	77.35%	79.37%	67.71%	76.53%
Risk-free interest rate	0.82%	1.76%	1.60%	0.37%	0.51%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%

	Issued During the Year Ended December 31, 2010	As of December 31,
		2012	2011
Series B
Exercise Price	$25.00	$9.60	$25.00
Expected life (years)	5.00	2.92	3.92
Expected volatility	80.22%	61.44%	81.59%
Risk-free interest rate	1.51%	0.36%	0.36%
Expected dividend yield	0.00%	0.00%	0.00%

	Issued During the Year Ended December 31,		As of December 31,
	2011	2010	2012	2011
Consulting
Exercise Price	$25.00	$13.65	$9.60	$16.25
Expected life (years)	5.00	5.00	2.48	3.48
Expected volatility	78.45%	81.12%	63.29%	81.87%
Risk-free interest rate	2.07%	2.59%	0.28%	0.47%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

	Issued During the Year Ended December 31,		As of December 31,
	2012	2011	2012	2011
Financing
Exercise Price	$23.69	$32.25	$9.60	$32.25
Expected life (years)	6.81	5.01	6.66	4.56
Expected volatility	77.74%	78.45%	73.38%	79.40%
Risk-free interest rate	1.19%	1.59%	1.06%	0.83%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

Summary of Derivative Warrant Activity

The following table summarizes the derivative warrant activity subject to fair value accounting for the three months ended March 31, 2013:

Issued with/for	Fair value of warrants outstanding as of December 31, 2012	Fair value of warrants issued	Change in fair value of warrants	Fair value of warrants outstanding as of March 31, 2013
Series B Preferred Stock	$230,000	$—	$(15,000)	$215,000
Debt Guarantee	5,679,000	—	(3,211,000)	2,468,000
Consulting	147,000	—	(34,000)	113,000
Financing	6,493,000	268,000	(2,039,000)	4,722,000

	$12,549,000	$268,000	$(5,299,000)	$7,518,000

Summary of Derivative Warrant Activity Subject to Fair Value Accounting

The following table summarizes the derivative warrant activity subject to fair value accounting for the years ended December 31, 2012, 2011 and 2010:

	Issued with Series A Preferred Stock	Issued with Series B Preferred Stock	Issued For Debt Guarantee	Issued For Consulting	Issued For Financing	Total
Fair value of warrants outstanding as of January 1, 2010	$27,000	$—	$1,409,000	$—	$—	$1,436,000
Fair value of warrants issued	—	328,000	415,000	65,000	—	808,000
Change in fair value of warrants	36,000	(14,000)	1,969,000	35,000	—	2,026,000

Fair value of warrants outstanding as of December 31, 2010	63,000	314,000	3,793,000	100,000	—	4,270,000
Fair value of warrants issued	—	—	831,000	69,000	1,970,000	2,870,000
Warrants amended	—	—	(6,415,000)	—	—	(6,415,000)
Change in fair value of warrants	157,000	846,000	8,784,000	278,000	323,000	10,388,000

Fair value of warrants outstanding as of December 31, 2011	220,000	1,160,000	6,993,000	447,000	2,293,000	11,113,000
Fair value of warrants issued	—	—	1,583,000	—	4,961,000	6,544,000
Fair value of warrants exercised	(55,000)	—	—	—	—	(55,000)
Warrant restructuring	—	—	268,000	—	2,217,000	2,485,000
Change in fair value of warrants	(165,000)	(930,000)	(3,165,000)	(300,000)	(2,978,000)	(7,538,000)

Fair value of warrants outstanding as of December 31, 2012	$—	$230,000	$5,679,000	$147,000	$6,493,000	$12,549,000

Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Financial Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the financial liabilities measured at fair value on a recurring basis segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

	March 31, 2013
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liability	$7,518,000	—	—	$7,518,000

	December 31, 2012
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liability	$12,549,000	—	—	$12,549,000

The following table summarizes the financial liabilities measured at fair value on a recurring basis segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

	2012
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liability	$12,549,000	—	—	$12,549,000

	2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liability	$11,113,000	—	—	$11,113,000

Summary of Activity for Liabilities Measured at Fair Value Using Level 3 Inputs

The following table reflects the activity for liabilities measured at fair value using Level 3 inputs for the three months ended March 31:

	2013	2012
Balance as of January 1	$12,549,000	$11,113,000
Issuances of derivative financial instruments	268,000	2,001,000
Unrealized (gain) loss related to change in fair value	(5,299,000)	(1,580,000)

Balance as of March 31	$7,518,000	$11,534,000

The following table reflects the activity for liabilities measured at fair value using Level 3 inputs for the year ended December 31:

	2012	2011
Balance as of January 1	$11,113,000	$4,270,000
Derivative financial instruments reclassified to equity upon amendment	—	(6,415,000)
Issuances of derivative financial instruments	6,544,000	2,870,000
Warrant restructuring	2,485,000	—
Warrant exercised	(55,000)	—
Unrealized (gain) loss related to change in fair value	(7,538,000)	10,388,000

Balance as of December 31	$12,549,000	$11,113,000

Subsequent Events (Tables)	3 Months Ended
Mar. 31, 2013
Schedule of Net Proceeds from IPO

Pro forma net proceeds from our IPO were determined as follows:

Gross proceeds (including over-allotment)	$6,900,000
Underwriting discounts, expenses and commissions	(637,007)
Estimated total offering costs	(2,473,763)
Offering costs paid as of March 31, 2013	1,174,832

Pro forma net proceeds	$4,964,062

Schedule of Balance Sheet Data and Pro Forma Balance Sheet Data

The following table summarizes certain actual balance sheet data and pro forma balance sheet data to reflect the activities related to our IPO noted above, as of March 31, 2013:

	March 31, 2013	Pro forma March 31, 2013
Cash and cash equivalents	$216,872	$5,180,934
Loan guarantee and financing fees	1,516,631	1,085,438
Deferred initial public offering costs	2,473,763	—
Accounts payable and accrued expenses	4,885,145	3,551,914
Notes payable, current portion	4,530,640	1,583,515
Line of credit	2,989,577	1,989,577
Notes payable, long-term	2,148,494	—
Warrant liability	7,518,000	518,000
Series A Preferred Stock	59	—
Series B Preferred Stock	182	—
Common stock	135	429
Additional paid-in capital	25,067,388	48,452,631
Accumulated deficit	$(46,591,619)	$(53,488,959)

Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Assets	At December 31, 2012 and 2011, other current assets consisted of the following:

	2012	2011
Inventory probes and arrays	$233,767	$203,507
Prepaid expenses	255,511	65,762

	$489,278	$269,269

Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Future Lease Payments Under All Capital and Operating Leases

Minimum future lease payments under all capital and operating leases as of December 31, 2012 are as follows:

	Capital Leases	Operating Leases	Total
December 31,
2013	$18,275	$560,468	$578,743
2014	7,614	593,351	600,965
2015	—	604,581	604,581
2016	—	567,000	567,000
2017	—	567,001	567,001
Thereafter	—	49,100	49,100

Total minimum lease payments	25,889	$2,941,501	$2,967,390

Less amount representing interest	1,241

Present value of net minimum obligations	24,648
Less current obligation under capital lease	17,158

Long-term obligation under capital lease	$7,490

Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2012
Fixed Assets Summary by Major Classifications

Fixed assets are summarized by major classifications as follows:

	2012	2011
Equipment	$1,914,215	$1,752,398
Furniture	461,119	461,119
Leasehold improvements	583,592	583,592

	2,958,926	2,797,109
Less accumulated depreciation	(1,994,003)	(1,656,473)

Net fixed assets	$964,923	$1,140,636

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Reconciliation

The provision for income taxes for the years ended December 31, 2012, 2011 and 2010 differs from the approximate amount of income tax benefit determined by applying the U.S. federal income tax rate to pre-tax loss, due to the following:

	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011		For the Year Ended December 31, 2010
	Amount	% of Pretax Loss	Amount	% of Pretax Loss	Amount	% of Pretax Loss
Income tax benefit at federal statutory rate	$(2,333,000)	35.0%	$(6,960,000)	35.0%	$(2,943,000)	35.0%
State tax provision, net of federal tax benefit	(661,000)	9.5%	(604,000)	3.0%	(437,000)	5.2%
Tax credits	(82,000)	1.1%	(57,000)	0.3%	(26,000)	0.3%
Stock option permanent differences	85,000	-1.2%	43,000	-0.2%	33,000	-0.4%
Derivative warrant permanent differences	(1,926,000)	26.0%	3,636,000	-18.2%	16,000	-0.2%
Change in valuation allowance	4,858,000	-70.2%	5,320,000	-26.8%	2,543,000	-30.3%
Change in uncertain tax positions	—	0.0%	(1,395,000)	7.0%	1,003,000	-11.9%
Other	59,000	-0.2%	17,000	-0.1%	(189,000)	2.3%

Provision for income taxes	$—	0.0%	$—	0.0%	$—	0.0%

Components of Approximate Deferred Tax

Approximate deferred taxes consist of the following components as of December 31, 2012 and 2011:

	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$15,134,000	$10,575,000
Accruals and reserves	486,000	568,000
Non-qualified stock options	844,000	575,000
Research and development tax credits	477,000	395,000
Derivative warrant liability	26,000	26,000
Other	7,000	9,000

Total deferred tax assets	16,974,000	12,148,000
Less valuation allowance	(16,947,000)	(12,089,000)

Net deferred tax assets	27,000	59,000
Deferred tax liabilities
Fixed assets	(27,000)	(59,000)

Net deferred taxes	$—	$—

Aggregate Changes in Balance of Unrecognized Tax Benefits

The aggregate changes in the balance of unrecognized tax benefits were as follows:

	2012	2011
Balance, beginning of year	$—	$1,395,000
Changes in expected tax position	—	(1,395,000)

Balance, end of year	$—	$—

Organization, Description of Business, Reverse Stock Splits and Initial Public Offering - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended			1 Months Ended				1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 01, 2013	Feb. 08, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 27, 2012 Preferred Stock Before Amendment	Nov. 27, 2012 Preferred Stock After Amendment	Nov. 27, 2012 Series A Preferred Stock	Nov. 27, 2012 Series A-1 and our Series B preferred stock	Apr. 10, 2013 Subsequent Event	Mar. 01, 2013 Reverse stock split	Feb. 08, 2013 Reverse stock split	Mar. 31, 2013 Cancer Genetics Italia Srl	Mar. 31, 2012 Cancer Genetics Italia Srl	Dec. 31, 2012 Cancer Genetics Italia Srl	Dec. 31, 2011 Cancer Genetics Italia Srl	Dec. 31, 2010 Cancer Genetics Italia Srl
Organization And Basis Of Presentation [Line Items]
Total assets			$ 7,410,712		$ 8,951,771	$ 7,031,463									$ 251,000	$ 329,000	$ 329,000	$ 236,000
Revenue			1,218,667	834,752	4,301,563	3,019,407	2,521,579								44,000	15,000	91,000	103,000	28,000
Reverse stock split ratio	0.4	0.5											0.4	0.5
Number of common stock sold at public offering			1,349,936		1,349,936	1,295,026						690,000
Public offering price per share												$ 10
Gross proceeds from initial public offering												6,900,000
Net proceeds from initial public offering												5,000,000
Aggregate number of Series A and Series B convertible preferred stock converted into common stock												1,287,325
Fair value of derivative warrants												7,000,000
Value of debt converted			9,634,300									9,634,300
Conversion of debt into common stock			963,430									963,430
Conversion of preferred stock								$ 25,000,000	$ 15,000,000
Conversion ratio										0.6	0.2

Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Patents	Dec. 31, 2011 Patents	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Mar. 31, 2013 Series B Preferred Stock	Dec. 31, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock
Significant Accounting Policies [Line Items]
Deferred IPO cost	$ 617,706
IPO costs discounted	733,250
Deferred cost expected to be refunded	120,000
Income tax benefit	663,900	663,900
Accrued liability related to the issuance of Series B preferred stock and certain notes payable								300,000	541,000
Federal grant awarded			733,438
Goal of curing cancer			30 years
Fixed assets, estimated useful lives						5 years	7 years
Accumulated amortization of patents				41,000	24,000
Future amortization expense, year 2013				15,200
Future amortization expense, year 2014				15,200
Future amortization expense, year 2015				15,200
Future amortization expense, year 2016				15,200
Future amortization expense, year 2017				15,200
Future amortization expense, year 2018				15,200
Future amortization expense, year 2019				12,000
Future amortization expense, year 2020				5,500
Future amortization expense, year 2021				2,800
Accrued liability									$ 541,000	$ 150,000

Significant Accounting Policies - Computation of Basic Net Income (Loss) and Diluted Net Loss Per Share Data (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income (loss)	$ 2,360,408	$ (1,072,517)	$ (6,665,627)	$ (19,887,040)	$ (8,407,341)
Less change in fair value of warrant liability	5,299,000	1,580,000	7,538,000	(10,388,000)	(2,026,000)
Net (loss) for diluted earnings per share	$ (2,938,592)	$ (2,652,517)	$ (14,203,627)	$ (19,887,040)	$ (8,407,341)
Denominator:
Weighted-average basic common shares outstanding	1,349,936	1,329,279	1,342,174	1,274,153	1,253,231
Assumed conversion of dilutive securities:
Common stock purchase warrants		103,903	3,987
Potentially dilutive common shares		103,903	3,987
Denominator for diluted earnings per share - adjusted weighted-average shares	1,349,936	1,433,182	1,346,161	1,274,153	1,253,231
Basic net income (loss) per share	$ 1.75	$ (0.81)	$ (4.97)	$ (15.61)	$ (6.71)
Diluted net loss per share	$ (2.18)	$ (1.85)	$ (10.55)	$ (15.61)	$ (6.71)

Significant Accounting Policies - Summary of Potentially Dilutive Adjustments to Weighted Average Number of Common Shares (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Earnings Per Share Basic And Diluted And Exclusion Of Anti Dilutive Securities [Line Items]
Securities excluded from calculation	2,376,529	2,202,386	2,372,450	2,165,663	1,983,614
Warrant
Schedule Of Earnings Per Share Basic And Diluted And Exclusion Of Anti Dilutive Securities [Line Items]
Securities excluded from calculation	1,111,588	925,612	1,102,176	888,739	745,732
Stock Options
Schedule Of Earnings Per Share Basic And Diluted And Exclusion Of Anti Dilutive Securities [Line Items]
Securities excluded from calculation	548,007	559,840	553,340	559,990	511,660
Series A Preferred Stock
Schedule Of Earnings Per Share Basic And Diluted And Exclusion Of Anti Dilutive Securities [Line Items]
Securities excluded from calculation	352,614	352,614	352,614	352,614	352,614
Series B Preferred Stock
Schedule Of Earnings Per Share Basic And Diluted And Exclusion Of Anti Dilutive Securities [Line Items]
Securities excluded from calculation	364,320	364,320	364,320	364,320	364,320
Secured Note Payable
Schedule Of Earnings Per Share Basic And Diluted And Exclusion Of Anti Dilutive Securities [Line Items]
Securities excluded from calculation					9,288

Revenue and Accounts Receivable - Schedule of Revenue by Payor Type (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues By Payer Type [Line Items]
Revenue	$ 1,218,667	$ 834,752	$ 4,301,563	$ 3,019,407	$ 2,521,579
Medicare
Revenues By Payer Type [Line Items]
Revenue	257,063	138,767	753,248	717,661	605,776
Direct bill (including clinical trials)
Revenues By Payer Type [Line Items]
Revenue	511,347	340,132	1,594,509	350,290	408,356
Grants and royalty
Revenues By Payer Type [Line Items]
Revenue		10,500	556,940	315,195	110,000
Insurance carrier and all others
Revenues By Payer Type [Line Items]
Revenue	$ 450,257	$ 345,353	$ 1,396,866	$ 1,636,261	$ 1,397,447

Revenue and Accounts Receivable - Schedule of Accounts Receivable by Payor Type (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accounts Receivable [Line Items]
Allowance for doubtful accounts	$ (36,000)	$ (36,000)	$ (24,050)
Accounts receivable	1,124,893	850,545	688,980
Medicare
Schedule Of Accounts Receivable [Line Items]
Accounts receivable	347,773	193,024	152,186
Direct bill (including clinical trials)
Schedule Of Accounts Receivable [Line Items]
Accounts receivable	270,454	339,763	64,183
Insurance carrier and all others
Schedule Of Accounts Receivable [Line Items]
Accounts receivable	542,666	353,758	496,661
Allowance for Doubtful Accounts
Schedule Of Accounts Receivable [Line Items]
Allowance for doubtful accounts	$ (36,000)	$ (36,000)

Revenue and Accounts Receivable - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Accounts Receivable [Line Items]
Sites accounted for approximately 10% or more of our revenue	3	2	3	2	3
Clinical Testing
Schedule Of Accounts Receivable [Line Items]
Percentage of more than 10% revenue earned by the test ordering site	58.00%	62.00%	58.00%	63.00%	60.00%
Community Hospitals
Schedule Of Accounts Receivable [Line Items]
Percentage of more than 10% revenue earned by the test ordering site	30.00%	43.00%	46.00%	29.00%	15.00%
University Teaching Center
Schedule Of Accounts Receivable [Line Items]
Percentage of more than 10% revenue earned by the test ordering site	21.00%	13.00%	11.00%
Clinical Trial Client
Schedule Of Accounts Receivable [Line Items]
Percentage of more than 10% revenue earned by the test ordering site	12.00%		13.00%
Community Oncology Practice
Schedule Of Accounts Receivable [Line Items]
Percentage of more than 10% revenue earned by the test ordering site	12.00%	15.00%	10.00%	18.00%	12.00%
Community Oncology Practice
Schedule Of Accounts Receivable [Line Items]
Percentage of more than 10% revenue earned by the test ordering site				11.00%	11.00%
Regional reference laboratory
Schedule Of Accounts Receivable [Line Items]
Percentage of more than 10% revenue earned by the test ordering site					11.00%

Notes Payable and Lines of Credit - Summary of Short-Term and Long-Term Debt Obligations (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2008
Debt Obligations [Line Items]
Notes Payable, Current Portion	$ 4,530,640	$ 3,836,567	$ 100,000
Unamortized Debt Discount			(161,000)	(3,191)
Line of Credit, Current Portion	2,989,577	2,871,200
Lines of Credit, Long-Term	6,000,000	6,000,000	8,437,255
Notes Payable, Long-Term	2,148,494	2,440,683	1,912,365
December 2011 Financing Transaction
Debt Obligations [Line Items]
Line of Credit, Principal Balance	6,000,000	6,000,000
Notes Payable, Current Portion
Debt Obligations [Line Items]
Unamortized debt discount	(2,552,875)	(243,300)
Notes Payable, Current Portion	4,530,640	3,836,567	100,000
Notes Payable, Current Portion | December 2011 Financing Transaction
Debt Obligations [Line Items]
Line of Credit, Principal Balance	4,000,000	4,000,000
Notes Payable, Current Portion | 2012 Convertible Debt Financing Transaction
Debt Obligations [Line Items]
Line of Credit, Principal Balance	3,000,000
Notes Payable, Current Portion | Secured Note Payable
Debt Obligations [Line Items]
Line of Credit, Principal Balance	83,515	79,867
Notes Payable, Current Portion | Other Note Payable
Debt Obligations [Line Items]
Line of Credit, Principal Balance			100,000
Line of Credit, Current
Debt Obligations [Line Items]
Line of Credit, Principal Balance	3,000,000	3,000,000
Unamortized Debt Discount	(10,423)	(128,800)
Line of Credit, Current Portion	2,989,577	2,871,200
Notes Payable Noncurrent
Debt Obligations [Line Items]
Unamortized debt discount	(951,506)	(3,681,615)	(1,087,635)
Notes Payable, Long-Term	2,148,494	2,440,683	1,912,365
Notes Payable Noncurrent | December 2011 Financing Transaction
Debt Obligations [Line Items]
Line of Credit, Principal Balance	2,000,000	2,000,000	3,000,000
Notes Payable Noncurrent | Secured Note Payable
Debt Obligations [Line Items]
Line of Credit, Principal Balance		22,298
Notes Payable Noncurrent | 2012 convertible debt financing transaction
Debt Obligations [Line Items]
Line of Credit, Principal Balance		3,000,000
Notes Payable Noncurrent | December 2012 Bridge Financing Transaction
Debt Obligations [Line Items]
Line of Credit, Principal Balance	1,000,000	1,000,000
Notes Payable Noncurrent | Other Note Payable
Debt Obligations [Line Items]
Line of Credit, Principal Balance	100,000	100,000
Lines of Credit, Long-Term
Debt Obligations [Line Items]
Line of Credit, Principal Balance	6,000,000	6,000,000	9,000,000
Unamortized debt discount			(562,745)
Lines of Credit, Long-Term		$ 6,000,000	$ 8,437,255

Notes Payable and Lines of Credit - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended							12 Months Ended							1 Months Ended				1 Months Ended								3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended							1 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended														1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended			3 Months Ended		1 Months Ended	3 Months Ended			1 Months Ended				3 Months Ended	12 Months Ended
	Aug. 14, 2012	Feb. 29, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 27, 2012	Sep. 06, 2012	Sep. 30, 2011	Jan. 31, 2008	Jan. 22, 2007	Dec. 31, 2012 Scenario, Plan	Dec. 31, 2012 John Pappajohn	Mar. 31, 2013 John Pappajohn	Oct. 22, 2012 John Pappajohn	Mar. 31, 2013 NNJCA	Mar. 31, 2013 Dr. Pecora	Mar. 31, 2013 Wells Fargo Bank	Oct. 16, 2012 DAM Holdings, LLC	Mar. 31, 2012 DAM Holdings, LLC	Mar. 31, 2013 DAM Holdings, LLC	Mar. 31, 2013 Secured Note Payable	Apr. 10, 2013 Subsequent Event	Feb. 13, 2013 Convertible Debt Securities	Feb. 13, 2013 Convertible Debt Securities John Pappajohn	Feb. 13, 2013 Convertible Debt Securities NNJCA	Feb. 13, 2013 Convertible Debt Securities DAM Holdings, LLC	Oct. 23, 2012 December 2011 Financing Transaction	Oct. 15, 2012 December 2011 Financing Transaction	Dec. 22, 2011 December 2011 Financing Transaction	Mar. 31, 2013 December 2011 Financing Transaction	Dec. 31, 2012 December 2011 Financing Transaction	Mar. 31, 2013 December 2011 Financing Transaction Prime rate plus	Dec. 31, 2012 December 2011 Financing Transaction Prime rate plus	Mar. 31, 2013 December 2011 Financing Transaction Maturing April 1, 2014	Dec. 31, 2012 December 2011 Financing Transaction Maturing April 1, 2014	Mar. 31, 2013 December 2011 Financing Transaction Maturing August 13, 2013	Dec. 31, 2012 December 2011 Financing Transaction Maturing August 13, 2013	Dec. 31, 2012 December 2011 Financing Transaction Warrants issued as a consequence of not consummating IPO	Oct. 15, 2012 December 2011 Financing Transaction Prepay loan prior to February 12, 2013	Mar. 31, 2013 December 2011 Financing Transaction Prepay loan prior to February 12, 2013	Dec. 31, 2012 December 2011 Financing Transaction Prepay loan prior to February 12, 2013	Oct. 23, 2012 December 2011 Financing Transaction Scenario, Plan	Mar. 31, 2013 December 2011 Financing Transaction Scenario, Plan	Dec. 31, 2012 December 2011 Financing Transaction Scenario, Plan	Mar. 31, 2013 December 2011 Financing Transaction IPO	Mar. 31, 2013 December 2011 Financing Transaction Minimum Scenario, Plan	Dec. 31, 2012 December 2011 Financing Transaction Minimum Scenario, Plan	Oct. 23, 2012 December 2011 Financing Transaction John Pappajohn	Dec. 22, 2011 December 2011 Financing Transaction John Pappajohn	Dec. 31, 2012 December 2011 Financing Transaction John Pappajohn	Mar. 31, 2013 December 2011 Financing Transaction John Pappajohn	Feb. 13, 2012 December 2011 Financing Transaction John Pappajohn	Oct. 23, 2012 December 2011 Financing Transaction John Pappajohn Scenario, Plan	Mar. 31, 2013 December 2011 Financing Transaction NNJCA	Dec. 31, 2012 December 2011 Financing Transaction NNJCA	Feb. 13, 2012 December 2011 Financing Transaction NNJCA	Mar. 31, 2013 December 2011 Financing Transaction Dr. Pecora	Dec. 31, 2012 December 2011 Financing Transaction Dr. Pecora	Feb. 13, 2012 December 2011 Financing Transaction Dr. Pecora	Feb. 13, 2012 December 2011 Financing Transaction Mr. Pappajohn, Dr. Pecora and NNJCA	Dec. 31, 2012 December 2011 Financing Transaction Mr. Pappajohn, Dr. Pecora and NNJCA	Oct. 23, 2012 December 2011 Financing Transaction Spouse	Aug. 27, 2012 Convertible Debt Financing Transaction	Mar. 31, 2013 Convertible Debt Financing Transaction	Feb. 28, 2013 Convertible Debt Financing Transaction	Dec. 31, 2012 Convertible Debt Financing Transaction	Nov. 27, 2012 Convertible Debt Financing Transaction Restated credit agreement	Oct. 17, 2012 Convertible Debt Financing Transaction Restated credit agreement	Dec. 31, 2012 Convertible Debt Financing Transaction Restated credit agreement	Mar. 31, 2013 Convertible Debt Financing Transaction Prime rate plus	Aug. 27, 2012 Convertible Debt Financing Transaction Prime rate plus	Feb. 28, 2013 Convertible Debt Financing Transaction Scenario, Plan	Aug. 27, 2012 Convertible Debt Financing Transaction Scenario, Plan	Oct. 17, 2012 Convertible Debt Financing Transaction Scenario, Plan Restated credit agreement	Mar. 31, 2013 Convertible Debt Financing Transaction IPO	Mar. 31, 2013 Convertible Debt Financing Transaction John Pappajohn	Dec. 31, 2012 Convertible Debt Financing Transaction John Pappajohn	Aug. 27, 2012 Convertible Debt Financing Transaction John Pappajohn	Dec. 31, 2012 Convertible Debt Financing Transaction John Pappajohn Restated credit agreement	Oct. 17, 2012 Convertible Debt Financing Transaction John Pappajohn Restated credit agreement	Mar. 31, 2013 Convertible Debt Financing Transaction Mr. Oman	Dec. 31, 2012 Convertible Debt Financing Transaction Mr. Oman	Aug. 27, 2012 Convertible Debt Financing Transaction Mr. Oman	Dec. 31, 2012 Convertible Debt Financing Transaction Mr. Oman Restated credit agreement	Oct. 17, 2012 Convertible Debt Financing Transaction Mr. Oman Restated credit agreement	Feb. 22, 2013 Convertible Debt Financing Transaction Class G Warrants Restated credit agreement	Mar. 31, 2013 December 2012 Bridge Financing Transaction	Dec. 31, 2012 December 2012 Bridge Financing Transaction	Mar. 31, 2013 December 2012 Bridge Financing Transaction John Pappajohn	Dec. 31, 2012 December 2012 Bridge Financing Transaction John Pappajohn	Dec. 31, 2012 December 2012 Bridge Financing Transaction John Pappajohn Prime rate plus	Mar. 31, 2013 December 2012 Bridge Financing Transaction John Pappajohn Scenario, Plan	Dec. 31, 2012 December 2012 Bridge Financing Transaction John Pappajohn Scenario, Plan	Mar. 31, 2013 December 2012 Bridge Financing Transaction John Pappajohn IPO	Dec. 31, 2012 December 2012 Bridge Financing Transaction John Pappajohn IPO	Jun. 07, 2013 December 2012 Bridge Financing Transaction Warrant John Pappajohn	Mar. 07, 2013 December 2012 Bridge Financing Transaction Warrant John Pappajohn	Mar. 31, 2013 Wells Fargo Bank	Dec. 31, 2012 Wells Fargo Bank	Mar. 31, 2013 Wells Fargo Bank One Month London Interbank Offered Rate	Dec. 31, 2012 Wells Fargo Bank One Month London Interbank Offered Rate	Feb. 13, 2013 DAM Holdings, LLC	Mar. 23, 2011 DAM Holdings, LLC	Mar. 31, 2013 DAM Holdings, LLC	Mar. 19, 2013 DAM Holdings, LLC	Dec. 31, 2012 DAM Holdings, LLC	Mar. 31, 2013 DAM Holdings, LLC Expires April 1, 2013	Mar. 31, 2013 DAM Holdings, LLC Expires August 15, 2013	Mar. 23, 2011 DAM Holdings, LLC Scenario, Forecast	Mar. 31, 2013 DAM Holdings, LLC Scenario, Forecast	Mar. 31, 2013 DAM Holdings, LLC If certain maturity events do occur prior to April 1, 2013	Mar. 23, 2011 DAM Holdings, LLC If certain maturity events do occur prior to April 1, 2013	Oct. 17, 2012 DAM Holdings, LLC John Pappajohn	Oct. 17, 2012 DAM Holdings, LLC John Pappajohn Scenario, Plan	Mar. 31, 2013 Secured Note Payable	Dec. 31, 2012 Secured Note Payable	Mar. 31, 2013 Other Note Payable	Dec. 31, 2012 Other Note Payable	Dec. 31, 2011 Other Note Payable
Proforma Debt Instrument [Line Items]
Debt outstanding principal															$ 1,500,000						$ 83,515									$ 6,000,000	$ 6,000,000																			$ 2,000,000												$ 2,000,000		$ 3,000,000		$ 3,000,000			$ 3,000,000							$ 1,750,000	$ 1,750,000		$ 1,750,000		$ 1,250,000	$ 1,250,000		$ 1,250,000					$ 1,000,000	$ 1,000,000
Financing amount																																		2,000,000	2,000,000	4,000,000	4,000,000												3,000,000	4,000,000	4,000,000	1,000,000		1,500,000	1,500,000	1,500,000	500,000	500,000	500,000																			1,000,000		750,000			1,000,000		250,000
Debt instrument spread on variable rate																																6.25%	6.25%																																				6.25%	6.25%	6.25%																		6.25%	6.25%	6.25%									1.75%	1.75%
Interest rate at period end																														9.50%	9.50%																																9.50%	9.50%					9.50%																				9.50%	9.50%								1.95%	1.96%
Debt instrument maturity date																			Apr 1, 2013															Apr 1, 2014	Apr 1, 2014	Aug 15, 2013	Aug 13, 2013																										Feb 26, 2014	Feb 26, 2014					Feb 26, 2014																				Jun 7, 2014	Jun 7, 2014								Apr 1, 2014	Apr 1, 2014																		Apr 1, 2014	Apr 1, 2014	Apr 1, 2014
Prepayment penalty																																								130,000	320,000
Loan repayment period																																											30 days	30 days
Gross proceeds from IPO											15,000,000											5,000,000																								15,000,000	15,000,000																																																														10,000,000	10
Debt instrument, interest rate																														12.00%	12.00%																																																																								10.00%	10.00%							18.00%	18.00%			18.00%	18.00%	8.50%	8.50%	8.50%
Conversion of outstanding debt to common stock			9,634,300																			9,634,300								4,500,000																																																									1,000,000															1
Conversion price of loan																						$ 10								$ 42.5															$ 10																		$ 42.5	$ 42.5				$ 42.5	$ 42.5						$ 10														$ 42.5	$ 42.5				$ 10	$ 10
Warrant issued				70,598		65,328	70,598	228,288	3,546	8,865		196,159	202,630	10,157					15,000								9,412		84,705																			20,669															28,235		7,059		7,059	114,510																		7,059			2,353	23,529						2,353	2,353
Issuances of securities at a price below exercise price prior					150,000																																					5,000,000		5,000,000									5,000,000																			5,000,000	5,000,000	0.05																			5,000,000																					5,000,000
Warrant exercise price																											42.5		42.5																			42.5															42.5		42.5			42.5																					42.5	42.5						42.5	42.5						0.125										0.425
Warrant issued, period																													5 years																																						10 years	10 years																		10 years			10 years	10 years						10 years	10 years
Issuances of securities at a price below exercise price prior																																																																																												5,000,000
Line of credit facility, maximum borrowing capacity																																																																																																		6,000,000	6,000,000				3,000,000
Line of credit outstanding																	6,000,000			2,000,000																																																																																				3,000,000	2,000,000	3,000,000	1,000,000	2,000,000
Debt instrument maturity date																																																																																																								2013-08-15
Debt instrument maturity date																																																																																																							Apr 1, 2013				Apr 1, 2013	Aug 15, 2013
Accrued fee on debt instrument																						419,000																																																																																52,500
Notes Payable																																																																																																																			83,515	102,165	100,000	100,000	100,000
Accrued interest																																																																																																																					34,300	34,300
Discount on notes					161,000				3,191													3,500,000																																													1,642,490
Recognizable conversion feature in converted debt																						3,000,000
Warrant exercise price discount on IPO or merger price																													20.00%																																		20.00%
IPO or merger price																$ 25													$ 53.13
Warrant issued	4,706	28,235																																															42,352											42,352	28,235																										2,353																60,000										101.57
Number of days after IPO filing																															180 days																														181 days
Debt converted into common stock																							3,500,000	2,000,000	500,000	1,000,000																								2,000,000
Fair value of the warrants				144,000				6,415,000		12,854				298,000					306,000								267,000				2,052,000							421,000																												1,108,000	3,097,000																				47,000	839,000															1,019,000
Number of warrants agreed to be surrendered				193,176																								37,646
Increase in pre-payment penalties																																							130,000
Gain (loss) on warrant restructuring				(1,862,012)								(2,319,512)						129,500										328,000																				545,000																					1,506,512																																												268,000
Warrant amended																																																75,294																																																																	37,000
Debt instrument maturity date																											Apr 1, 2014
Conversion price of loan into common stock																																																															20.00%
IPO or merger price				$ 10																		$ 10																																									$ 53.13
Warrants cancelled																																																																				28,235
Lock-up agreement period after consummation of IPO																																																																																								180 days
Warrant expiration date																																																																																																							2016-03
Interest payment at maturity date																		52,500
Accrued interest on notes payable																																																																																																																						$ 34,000	$ 36,000

Notes Payable and Lines of Credit - Conversion of Indebtedness into Shares of Common Stock (Detail) (USD $)	3 Months Ended
Mar. 31, 2013
Debt Conversion [Line Items]
Converted Amount	$ 9,634,300
Common Shares	963,430
December 2011 Financing Transaction
Debt Conversion [Line Items]
Converted Amount	4,500,000
Common Shares	450,000
2012 Convertible Debt Financing Transaction
Debt Conversion [Line Items]
Converted Amount	3,000,000
Common Shares	300,000
December 2012 Bridge Financing Transaction
Debt Conversion [Line Items]
Converted Amount	1,000,000
Common Shares	100,000
Business Lines of Credit (DAM)
Debt Conversion [Line Items]
Converted Amount	1,000,000
Common Shares	100,000
Other Notes Payable and accrued interest
Debt Conversion [Line Items]
Converted Amount	$ 134,300
Common Shares	13,430

Letter of Credit - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended
	Jul. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Apr. 06, 2012	Apr. 06, 2012 Subsequent	Apr. 30, 2013 Subsequent Event
Guarantees And Letters Of Credit [Line Items]
Stand-by letter of credit		$ 450,000	$ 450,000	$ 450,000	$ 250,000	$ 250,000	$ 300,000
Capital raise	20						5,000,000
Letter of credit, reduced		$ (54,800)

Capital Stock - Additional Information (Detail) (USD $)	1 Months Ended							12 Months Ended	1 Months Ended		1 Months Ended															3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended
	Mar. 01, 2013	Feb. 08, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Scenario, Forecast	Dec. 31, 2012 Scenario, Forecast	Dec. 31, 2012 Scenario, Plan	Apr. 10, 2013 Subsequent Event	Mar. 31, 2013 Subsequent Event	Apr. 10, 2013 Subsequent Event Cleveland clinic	Mar. 31, 2013 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Mar. 31, 2013 Series A Preferred Stock Scenario, Forecast	Dec. 31, 2012 Series A Preferred Stock Scenario, Forecast	Mar. 31, 2013 Series A Preferred Stock Scenario, Actual	Dec. 31, 2012 Series A Preferred Stock Scenario, Actual	Dec. 31, 2012 Series A Preferred Stock Scenario, Plan	Apr. 10, 2013 Series A Preferred Stock Subsequent Event	Mar. 31, 2013 Series B Preferred Stock	Dec. 31, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Mar. 31, 2013 Series B Preferred Stock Holders Agreed to the Waiver	Dec. 31, 2012 Series B Preferred Stock Holders Agreed to the Waiver	Mar. 31, 2013 Series B Preferred Stock Maximum	Dec. 31, 2012 Series B Preferred Stock Maximum	Mar. 31, 2013 Series B Preferred Stock Scenario, Forecast	Dec. 31, 2012 Series B Preferred Stock Scenario, Forecast	Mar. 31, 2013 Series B Preferred Stock Scenario, Actual	Dec. 31, 2012 Series B Preferred Stock Scenario, Actual	Mar. 31, 2013 Series B Preferred Stock First 30 Day Period Following Expiration of Merger Period	Dec. 31, 2012 Series B Preferred Stock First 30 Day Period Following Expiration of Merger Period	Mar. 31, 2013 Series B Preferred Stock 30 Day Period Following First Penalty Period	Dec. 31, 2012 Series B Preferred Stock 30 Day Period Following First Penalty Period	Dec. 31, 2012 Series B Preferred Stock Scenario, Plan	Apr. 10, 2013 Series B Preferred Stock Subsequent Event	Apr. 10, 2013 Underwriter's overallotment Subsequent Event	Mar. 31, 2013 Series A-1 preferred stock	Dec. 31, 2012 Series A-1 preferred stock
Capital Stock [Line Items]
Issue of authorized shares												588,000	588,000	588,000							2,000,000	2,000,000	2,000,000
Preferred stock liquidation price												$ 8.46	$ 8.46								$ 5	$ 5
Preferred stock liquidation value												$ 4,971,866	$ 4,971,866	$ 4,971,866							$ 9,108,000	$ 9,108,000	$ 9,108,000
Common stock issuable up on conversion of preferred stock										1,287,325					376,525	376,550			352,614	376,525								910,800	910,800							364,320	910,800
Preferred stock conversion price						$ 10	$ 10										$ 14.1	$ 14.1												$ 25	$ 25
Percentage of preferred stock outstanding												9.01%	9.01%																										9.01%	9.01%
Preferred shares penalty percentage																										11.00%	11.00%					1.00%	1.00%	2.00%	2.00%
Preferred stock holders agreed to waiver												587,691	587,691	587,691							1,821,600	1,821,600	1,821,600	1,522,600	1,522,600
Reverse stock split ratio	0.4	0.5
Common stock, shares authorized		100,000,000	100,000,000	24,000,000	24,000,000
Number of common stock sold at IPO									690,000		2,000																											90,000
Common stock sold at IPO, price per share									$ 10
Gross proceeds								$ 15,000,000	$ 5,000,000

Stock Option Plans - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			1 Months Ended						3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 OptionPlans	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2013 Employees	Mar. 31, 2012 Employees	Dec. 31, 2012 Employees	Dec. 31, 2011 Employees	Dec. 31, 2010 Employees	Mar. 31, 2013 Non-employees	Dec. 31, 2012 Non-employees	Dec. 31, 2011 Non-employees	Dec. 31, 2010 Non-employees	Apr. 17, 2013 Subsequent Event	Apr. 10, 2013 Subsequent Event	Mar. 31, 2013 2008 Stock Option Plan	Dec. 31, 2012 2008 Stock Option Plan	Apr. 01, 2010 2008 Stock Option Plan	Apr. 29, 2008 2008 Stock Option Plan	Mar. 31, 2013 2008 Stock Option Plan Maximum	Dec. 31, 2012 2008 Stock Option Plan Maximum	Mar. 31, 2013 2011 Equity Incentive Plan	Dec. 31, 2012 2011 Equity Incentive Plan	Oct. 12, 2012 2011 Equity Incentive Plan	Jun. 30, 2011 2011 Equity Incentive Plan	Mar. 31, 2013 Stock Option Exchange Program Strike price of $25.00 or more	Dec. 31, 2012 Stock Option Exchange Program Strike price of $25.00 or more	Mar. 31, 2013 Stock Option Exchange Program Strike price of $12.50	Dec. 31, 2012 Stock Option Exchange Program Strike price of $12.50	Dec. 31, 2011 Amended	Dec. 31, 2011 Before Amendment	Dec. 31, 2011 After Amendment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock																							350,000	350,000	350,000	150,000
Shares of common stock reserved for issuance																			550,000	251,475
Options granted exercisable period																					10 years	10 years
Shares available for future awards																	81,993	76,660					350,000	350,000
Additional shares available for future awards	53,500	49,100													5,850
Option issued	80,000	80,000												80,000
Exercise price	$ 12.56	$ 12.76	$ 12.85	$ 10.9	$ 4																						$ 25	$ 25	$ 12.5	$ 12.5		$ 4	$ 4.8
Exchange options for number of options held with exercise price equal to initial public offering price, Percentage																											60.00%	60.00%	80.00%	80.00%
Number of shares outstanding	548,007	553,340	559,990	511,660	220,000																						137,517	142,850	201,650	201,650	35,650
Outstanding stock options	548,007	553,340														336,300
Initial public offering exercisable lower price range																$ 12.5
Initial public offering exercisable upper price range																$ 33.8
Initial Offering, options exchanged																242,070
Exercise price option																$ 10
Approved options issued																53,500
Options issued, exercise price																$ 10
Estimated fair value of common stock	$ 9.7	$ 9.6	$ 33.8	$ 11.9			$ 23.35	$ 23.35	$ 10.6	$ 4.6
Unrecognized compensation cost related to nonvested stock options granted						$ 657,121		$ 846,810	$ 1,262,246		$ 54,700	$ 190,500	$ 1,061,270
Unrecognized compensation cost related to nonvested stock options granted expect to recognize, period (in years)						2 years 5 months 23 days		2 years 7 months 10 days	3 years 7 months 10 days		3 months	6 months	1 year 4 months 24 days
Options issued, exercise price		$ 33.8	$ 26.73	$ 14.35										$ 25
Equity incentive plans		2
Option exercised, amount received				1,600
Options exercised, total intrinsic value				$ 293,350
Surrendered shares				7,200

Stock Option Plans - Summary of Employee and Nonemployee Stock Option Activity (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options Outstanding, Number of Shares Outstanding
Outstanding, beginning balance	553,340	559,990	511,660	220,000
Granted		2,400	67,615	340,660
Exercised				(45,400)
Cancelled or expired	(5,333)	(9,050)	(19,285)	(3,600)
Outstanding, ending balance	548,007	553,340	559,990	511,660	220,000
Exercisable	420,068	401,458
Options Outstanding, Weighted Average Exercise Price
Outstanding, beginning Balance	$ 12.76	$ 12.85	$ 10.9	$ 4
Granted		$ 33.8	$ 26.73	$ 14.35
Exercised				$ 4
Cancelled or expired	$ 33.8	$ 23.43	$ 11.78	$ 4
Outstanding, ending Balance	$ 12.56	$ 12.76	$ 12.85	$ 10.9	$ 4
Exercisable	$ 11.44	$ 11.15
Weighted-Average Remaining Contractual Term (in years)
Outstanding	6 years 10 months 13 days	7 years 1 month 17 days	8 years 1 month 6 days	8 years 11 months 19 days	9 years 1 month 17 days
Exercisable	6 years 8 months 27 days	6 years 11 months 19 days
Aggregate Intrinsic Value
Outstanding, beginning balance	$ 1,142,432	$ 11,737,710	$ 1,693,760	$ 176,400
Outstanding, ending balance	1,163,316	1,142,432	11,737,710	1,693,760	176,400
Exercisable	$ 1,109,460	$ 1,082,482

Stock Option Plans - Summary of Outstanding and Vested Stock Options Granted (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	548,007		553,340
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	6 years 10 months 13 days		7 years 1 month 17 days
Options Outstanding, Weighted- Average Exercise Price	$ 12.56		$ 12.76
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 420,068		$ 11.15
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 11.44
Options Vested and Exercisable, umber of Shares			401,458
Exercise Price 4.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	175,000		175,000
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	6 years 29 days		6 years 3 months 29 days
Options Outstanding, Weighted- Average Exercise Price	$ 4		$ 4
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 175,000		$ 4
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 4
Options Vested and Exercisable, umber of Shares			175,000
Exercise Price 4.80
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	33,840		33,840
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	6 years 9 months 18 days		7 years 18 days
Options Outstanding, Weighted- Average Exercise Price	$ 4.8		$ 4.8
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 22,849		$ 4.8
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 4.8
Options Vested and Exercisable, umber of Shares			21,350
Exercise Price 10.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	0 years
Exercise Price 12.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	201,650		201,650
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	7 years 7 days		7 years 3 months 7 days
Options Outstanding, Weighted- Average Exercise Price	$ 12.5		$ 12.5
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 127,499		$ 12.5
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 12.5
Options Vested and Exercisable, umber of Shares			118,430
Exercise Price 25.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	130,200		130,200
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	7 years 7 months 6 days		7 years 10 months 6 days
Options Outstanding, Weighted- Average Exercise Price	$ 25		$ 25
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 90,896		$ 25
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 25
Options Vested and Exercisable, umber of Shares			83,486
Exercise Price 31.65
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	2,250		2,250
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	8 years 6 months 4 days		8 years 9 months 4 days
Options Outstanding, Weighted- Average Exercise Price	$ 31.65		$ 31.65
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 637		$ 31.65
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 31.65
Options Vested and Exercisable, umber of Shares			525
Exercise Price 33.80
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	5,067		10,400
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	8 years 9 months 18 days		9 years 7 days
Options Outstanding, Weighted- Average Exercise Price	$ 33.8		$ 33.8
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 3,187		$ 33.8
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 33.8
Options Vested and Exercisable, umber of Shares			2,667
Pro Forma Options Outstanding
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	507,277	[1]
Options Outstanding, Weighted- Average Exercise Price	$ 7.71	[1]
Pro Forma Options Outstanding | Exercise Price 4.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	175,000	[1]
Options Outstanding, Weighted- Average Exercise Price	$ 4	[1]
Pro Forma Options Outstanding | Exercise Price 4.80
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	33,840	[1]
Options Outstanding, Weighted- Average Exercise Price	$ 4.8	[1]
Pro Forma Options Outstanding | Exercise Price 10.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	295,570	[1]
Options Outstanding, Weighted- Average Exercise Price	$ 10	[1]
Pro Forma Options Outstanding | Exercise Price 12.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	200	[1]
Options Outstanding, Weighted- Average Exercise Price	$ 12.5	[1]
Pro Forma Options Outstanding | Exercise Price 33.80
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	2,667	[1]
Options Outstanding, Weighted- Average Exercise Price	$ 33.8	[1]

[1]	Upon consumation of the IPO, 336,300 options with exercise prices ranging from $12.50 - $33.80 were exchanged for 242,070 options with an exercise price of $10.00 per share. 53,500 additional options were issued in conjunction with the IPO with an exercise price equal to the IPO price of $10.00 per share.

Stock Option Plans - Summary of Outstanding and Vested Stock Options Granted (Parenthetical) (Detail) (Pro Forma Options Outstanding, USD $)	3 Months Ended
Mar. 31, 2013
Pro Forma Options Outstanding
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock options exchanged	336,300
Initial public offering exercisable lower price range	$ 12.5
Initial public offering exercisable upper price range	$ 33.8
Initial Offering, options exchanged	242,070
Exercise price option	$ 10
Approved options issued	53,500
Options issued, exercise price	$ 10

Stock Option Plans - Weighted-Average Assumptions Used to Estimate the Fair Value of Options Granted (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of options granted during the period	9.7		9.6	33.8	11.9
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility		77.39%	77.39%	76.13%	78.02%
Risk free interest rate		1.43%	1.43%	2.67%	3.20%
Dividend yield		0.00%
Term (years)		6 years 6 months	6 years 6 months	6 years 5 months 9 days	6 years 5 months 19 days
Weighted-average fair value of options granted during the period		23.35	23.35	10.6	4.6
Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	75.86%	74.87%	75.01%	75.45%	77.89%
Risk free interest rate	1.25%	1.46%	1.26%	2.85%	2.76%
Dividend yield	0.00%	0.00%
Term (years)	7 years 8 months 16 days	8 years 7 months 6 days	8 years 3 months 11 days	9 years 2 months 23 days	9 years 10 months 10 days

Stock Option Plans - Effects of Stock-Based Compensation Related to Stock Option Awards (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total stock-based compensation	$ 97,133	$ 276,867	$ 915,361	$ 943,117	$ 455,975
Cost of Revenues
Total stock-based compensation	2,212	3,240	11,753	9,603	17,748
Research and Development
Total stock-based compensation	34,836	139,575	460,321	423,950	64,038
General and Administrative
Total stock-based compensation	58,153	74,410	297,175	263,693	323,380
Selling and Marketing
Total stock-based compensation	$ 1,932	$ 59,642	$ 146,112	$ 245,871	$ 50,809

Warrants - Additional Information (Detail) (USD $)	1 Months Ended							3 Months Ended	12 Months Ended				1 Months Ended		3 Months Ended		1 Months Ended			12 Months Ended			1 Months Ended			1 Months Ended							1 Months Ended						1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 27, 2012	Sep. 06, 2012	Aug. 14, 2012	Feb. 29, 2012	Sep. 30, 2011	Jan. 31, 2008	Jan. 22, 2007	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 22, 2013 2012 Convertible Debt Financing Transaction	Mar. 31, 2013 2012 Convertible Debt Financing Transaction	Mar. 31, 2013 December 2012 Bridge Financing Transaction	Dec. 31, 2012 December 2012 Bridge Financing Transaction	Mar. 31, 2012 Line of Credit	Mar. 31, 2011 Line of Credit	Oct. 31, 2012 December 2011 Financing Transactions	Dec. 31, 2012 December 2011 Financing Transactions	Dec. 31, 2011 December 2011 Financing Transactions	Apr. 01, 2010 Consulting and advisory agreement	May 07, 2008 Series A Preferred Stock	Feb. 04, 2008 Series A Preferred Stock	Nov. 14, 2011 Series A Preferred Stock	Nov. 18, 2010 Series B Preferred Stock	Apr. 01, 2010 Warrant One Consulting and advisory agreement	Nov. 14, 2007 Warrant One Series A Preferred Stock	Apr. 01, 2010 Warrant Two Consulting and advisory agreement	Nov. 14, 2007 Warrant Two Series A Preferred Stock	May 07, 2008 Extended Maturity Series A Preferred Stock	Feb. 04, 2008 Extended Maturity Series A Preferred Stock	Apr. 29, 2013 Subsequent Event	Apr. 10, 2013 Subsequent Event	Feb. 11, 2013 John Pappajohn	Mar. 31, 2013 John Pappajohn	Dec. 31, 2012 John Pappajohn	Oct. 22, 2012 John Pappajohn	Feb. 22, 2013 John Pappajohn 2012 Convertible Debt Financing Transaction	Mar. 31, 2013 John Pappajohn December 2012 Bridge Financing Transaction	Dec. 31, 2012 John Pappajohn December 2012 Bridge Financing Transaction	Dec. 31, 2012 John Pappajohn Debt Guarantees and Extensions	Dec. 31, 2011 John Pappajohn Debt Guarantees and Extensions	Dec. 31, 2010 John Pappajohn Debt Guarantees and Extensions	Oct. 31, 2012 John Pappajohn December 2011 Financing Transactions	Dec. 31, 2012 John Pappajohn Bridge Loan	Oct. 22, 2012 John Pappajohn Maximum	Feb. 11, 2013 John Pappajohn Minimum	Feb. 11, 2013 John Pappajohn Waived Price and Share Adjustment Provisions	Feb. 22, 2013 Mr. Oman 2012 Convertible Debt Financing Transaction	Feb. 11, 2013 Certain warrant Holders	Dec. 31, 2012 Mr. Pappajohn, Dr. Pecora and NNJCA	Oct. 31, 2012 Mr. Pappajohn and Mr. Oman 2012 Convertible Debt Financing Transaction	Dec. 31, 2012 Mr. Pappajohn and Mr. Oman 2012 Convertible Debt Financing Transaction
Schedule Of Outstanding Options And Warrants [Line Items]
Warrants granted			4,706	28,235											2,353		15,000	60,000	20,669	112,940																			4,118			1,051,506			9,412	23,529				2,941		4,000	114,510	28,235
Fair value of warrants at the date of issue					$ 6,415,000		$ 12,854		$ 144,000					$ 221,000	$ 47,000	$ 839,000	$ 306,000	$ 1,019,000	$ 606,000	$ 1,522,000	$ 951,000	$ 65,000	$ 13,769	$ 59,671	$ 53,685	$ 328,000												$ 298,000				$ 1,555,000	$ 831,000	$ 415,000	$ 267,000	$ 837,000						$ 69,000	$ 4,090,000	$ 1,107,000
Term of warrants													10 years		10 years
Common stock warrants, exercise price					$ 4	$ 14.1	$ 14.1	$ 25.45	$ 25.3				$ 42.5		$ 42.5								$ 14.1	$ 14.1		$ 25	$ 12.5	$ 10.75	$ 14.1	$ 14.1																	$ 42.5	$ 15
Final IPO price to determine exercise price of the warrants																																			$ 15
Adjusted exercise price of warrants on initial public offerings																																			$ 15
Warrants to purchase common stock, issued	65,328	70,598			228,288	3,546	8,865		70,598														13,768	56,829		52,464	4,030	30,000	10,000	18,616	12,934	52,439				202,630	196,159	10,157		2,353	23,529										114,030
Price per share on equity offering									$ 10																									$ 10
Shares issuable on exercise of warrants outstanding								1,950,477	1,919,643
Number of warrants effected with adjusted exercise price								1,656,860
Weighted average exercise price of warrants																																		$ 12.05
Proceed from warrants exercised										49,999																							96,000
Warrants exercised to purchase common stock																																	24,000
Common stock per share value on warrant exercised																																	$ 4
Warrants to purchase common stock, recorded as discount on debt						3,191				161,000																								3,500,000
Warrants issued to a consultant for services provided									200
Warrants surrendered									193,176										37,646
Warrants amended																			75,294
Warrants, lock-up agreement period	180 days	180 days
Warrants exercised, shares									54,910	3,546
Warrants exercised, value									$ 690,227
Warrants, expired									15,164
Common stock warrants, exercise price description																																			Subject to the consummation of an IPO prior to April 13, 2013, Mr. Pappajohn agreed that if the final IPO price is below $15.00, the exercise price of the warrants held by him would adjust to $15.00 and the number of shares underlying the warrants would be adjusted as if the IPO price were $15.00 and then there would be no further adjustment to the price or number of shares covered by warrants held by him.
Aggregate shares of common stock underlying warrants								1,111,588	1,102,176	888,739	745,732	607,238																																					72,000

Warrants - Summary of Warrant Activity (Detail) (USD $)	1 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended								3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended						3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		1 Months Ended		3 Months Ended		12 Months Ended						12 Months Ended			12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended
	Sep. 30, 2011	Jan. 31, 2008	Jan. 22, 2007	Mar. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Warrant Issued With		Dec. 31, 2012 Warrant Issued With	Dec. 31, 2011 Warrant Issued With	Dec. 31, 2009 Warrant Issued With	Mar. 31, 2013 Warrant Issued For		Dec. 31, 2012 Warrant Issued For	Dec. 31, 2011 Warrant Issued For	Dec. 31, 2010 Warrant Issued For	Mar. 31, 2013 Debt Guarantee Warrant Issued With		Dec. 31, 2012 Debt Guarantee Warrant Issued With	Dec. 31, 2011 Debt Guarantee Warrant Issued With	Dec. 31, 2012 Debt Guarantee Warrant Issued For		Dec. 31, 2011 Debt Guarantee Warrant Issued For		Dec. 31, 2009 Debt Guarantee Warrant Issued For		Mar. 31, 2013 Debt Guarantee Warrant Issued For		Dec. 31, 2012 Debt Guarantee Warrant Issued For		Dec. 31, 2010 Debt Guarantee Warrant Issued For		Mar. 31, 2013 Debt Guarantee Warrant Issued For		Dec. 31, 2012 Debt Guarantee Warrant Issued For		Dec. 31, 2010 Debt Guarantee Warrant Issued For		Dec. 31, 2009 Debt Guarantee Warrant Issued For		Mar. 31, 2013 Debt Guarantee Warrant Issued For		Dec. 31, 2012 Debt Guarantee Warrant Issued For		Dec. 31, 2011 Debt Guarantee Warrant Issued For		Mar. 31, 2013 Debt Guarantee Warrant Issued For		Dec. 31, 2012 Debt Guarantee Warrant Issued For		Mar. 31, 2013 Debt Guarantee Warrant Issued For		Dec. 31, 2012 Debt Guarantee Warrant Issued For		May 07, 2008 Series A Preferred Stock	Feb. 04, 2008 Series A Preferred Stock	Mar. 31, 2013 Series A Preferred Stock Warrant Issued With		Dec. 31, 2012 Series A Preferred Stock Warrant Issued For		Dec. 31, 2010 Series A Preferred Stock Warrant Issued For		Dec. 31, 2009 Series A Preferred Stock Warrant Issued For		Dec. 31, 2012 Series A Preferred Stock Instrument Type One Warrant Issued With	Dec. 31, 2010 Series A Preferred Stock Instrument Type One Warrant Issued With	Dec. 31, 2009 Series A Preferred Stock Instrument Type One Warrant Issued With	Dec. 31, 2012 Series A Preferred Stock Instrument Type Two Warrant Issued With	Dec. 31, 2010 Series A Preferred Stock Instrument Type Two Warrant Issued With	Dec. 31, 2009 Series A Preferred Stock Instrument Type Two Warrant Issued With	Nov. 18, 2010 Series B Preferred Stock	Mar. 31, 2013 Series B Preferred Stock Warrant Issued For		Dec. 31, 2012 Series B Preferred Stock Warrant Issued For		Dec. 31, 2010 Series B Preferred Stock Warrant Issued For		Mar. 31, 2013 Financing Warrant Issued For		Dec. 31, 2012 Financing Warrant Issued For		Dec. 31, 2011 Financing Warrant Issued For		Mar. 31, 2013 Financing Warrant Issued For		Dec. 31, 2012 Financing Warrant Issued For		Dec. 31, 2011 Financing Warrant Issued For		Mar. 31, 2013 Financing Warrant Issued For		Dec. 31, 2012 Financing Warrant Issued For		Mar. 31, 2013 Financing Warrant Issued For		Dec. 31, 2012 Financing Warrant Issued For		Mar. 31, 2013 Consulting Warrant Issued For		Dec. 31, 2012 Consulting Warrant Issued For		Dec. 31, 2010 Consulting Warrant Issued For		Mar. 31, 2013 Consulting Warrant Issued For		Dec. 31, 2012 Consulting Warrant Issued For		Dec. 31, 2010 Consulting Warrant Issued For		Mar. 31, 2013 Consulting Warrant Issued For		Dec. 31, 2012 Consulting Warrant Issued For		Dec. 31, 2011 Consulting Warrant Issued For		Mar. 31, 2013 Consulting Warrant Issued For		Dec. 31, 2012 Consulting Warrant Issued For		Dec. 31, 2011 Consulting Warrant Issued For		Dec. 31, 2012 Financing Warrant Issued With	Dec. 31, 2011 Financing Warrant Issued With	Dec. 31, 2009 Financing Warrant Issued With
Schedule Of Outstanding Options And Warrants [Line Items]
Warrants, exercise price	$ 4	$ 14.1	$ 14.1	$ 25.45		$ 25.3			$ 6.25		$ 6.25			$ 32.34		$ 32.22			$ 4		$ 4		$ 25	[1]					$ 25	[2],[3]	$ 25	[1],[4]			$ 25	[2],[5]	$ 25	[1]					$ 32.45	[2],[3]	$ 32.45	[1],[4]			$ 42.5	[2],[3],[5]	$ 42.5	[1],[4],[5]	$ 42.5	[3],[5],[6]	$ 42.5	[4],[5],[7]	$ 14.1	$ 14.1	$ 14.1		$ 4	[1]					$ 10.75			$ 14.1			$ 25	$ 25	[6]	$ 25	[7]			$ 25	[6]	$ 25	[7]			$ 42.5	[3],[5],[6]	$ 42.5	[4],[5],[7]			$ 42.5	[2],[5]	$ 42.5	[1],[5]	$ 42.5	[2],[3],[5]	$ 42.5	[1],[4],[5]	$ 12.5	[2],[5]	$ 12.5	[1]			$ 14.1	[2],[5]	$ 14.1	[1]			$ 25	[6]	$ 25	[7]			$ 25	[2]	$ 25	[1]			$ 14.1
Warrants outstanding, beginning balance				1,102,176		888,739	745,732	607,238	293,617		356,367	131,625	131,625	808,559		532,372	614,107	475,613	228,288		228,288		212,000	[1],[4]	228,288	[1]	228,288	[1]	212,000	[1],[4]	212,000	[1],[4]	140,000	[1],[4]	100,000	[1]	100,000	[1]	100,000	[1]	100,000	[1]	40,000	[1],[4]	40,000	[1],[4]	228,288	[1]	38,392	[1],[4],[5]	212,000	[1],[4]	37,000	[4],[5],[7]	212,000	[1],[4]			65,329		7,325	[1]	7,325	[1]	7,325	[1]	30,000	30,000	30,000	89,214	89,214	89,214		52,464	[7]	52,464	[7]			60,000	[7]	60,000	[7]			75,294	[4],[5],[7]	42,353	[4],[5],[7]			54,314	[1],[5]	60,000	[7]	120,865	[1],[4],[5]	60,000	[7]	4,030	[1]	4,030	[1]			10,000	[1]	10,000	[1]			200	[7]	200	[7]			4,000	[1]	4,000	[1]			8,865	12,411	12,411
Warrants issued				9,412		476,688	146,553	138,494						9,412		476,688	146,553	138,494					75,392	[1],[4],[5]	40,000	[1],[4]					75,392	[1],[4],[5]	72,000	[1],[4]			75,392	[1],[4],[5]							75,392	[1],[4],[5]	40,000	[1],[4]			75,392	[1],[4],[5]			37,000	[4],[5],[7]																						52,464	[7]	2,941		189,117	[4],[5],[7]	60,000	[7]	2,941		189,117	[4],[5],[7]	42,353	[4],[5],[7]	2,941		54,314	[1],[5]	6,471		120,865	[1],[4],[5]					4,030	[1]					10,000	[1]					200	[7]					4,000	[1]
Warrants outstanding, ending balance				1,111,588		1,102,176	888,739	745,732	293,617		293,617	356,367	131,625	817,971		808,559	532,372	614,107	228,288		228,288	228,288	212,000	[1],[4]	40,000	[1],[4]	228,288	[1]	212,000		212,000	[1],[4]	212,000	[1],[4]	100,000		100,000	[1]	100,000	[1]	100,000	[1]	40,000		40,000	[1],[4]	40,000	[1],[4]	38,392		38,392	[1],[4],[5]	37,000		37,000	[4],[5],[7]			65,329				7,325	[1]	7,325	[1]		30,000	30,000	65,329	89,214	89,214		52,464		52,464	[7]	52,464	[7]	60,000		60,000	[7]	60,000	[7]	75,294		75,294	[4],[5],[7]	42,353	[4],[5],[7]	57,255		54,314	[1],[5]	127,336		120,865	[1],[4],[5]	4,030		4,030	[1]	4,030	[1]	10,000		10,000	[1]	10,000	[1]	200		200	[7]	200	[7]	4,000		4,000	[1]	4,000	[1]		8,865	12,411
Proforma of warrants exercise price				$ 12.05	[8]				$ 6.25	[8]				$ 13.08	[8]				$ 4	[8]									$ 15	[8]					$ 10	[8]							$ 15	[8]					$ 15	[8]			$ 15	[8]					$ 14.1	[8]														$ 10	[8]					$ 10	[8]					$ 15	[8]					$ 10	[8]			$ 15	[8]			$ 10	[8]					$ 10	[8]					$ 10	[8]					$ 10	[8]
Proforma of warrants outstanding				1,950,477	[8]				293,617	[8]				1,656,860	[8]				228,288	[8]									353,333	[8]					250,000	[8]							86,533	[8]					108,779	[8]			37,000	[8]					65,329	[8]														52,464	[8]					60,000	[8]					75,294	[8]					243,334	[8]			360,786	[8]			5,037	[8]					14,100	[8]					200	[8]					10,000	[8]
Warrants exercised						(54,910)	(3,546)				(51,098)	(3,546)				(3,812)																																													(3,812)	[1]					(30,000)			(18,616)																																																						(2,482)	(3,546)
Warrants amended												228,288					(228,288)					228,288			(228,288)	[1]																					(228,288)	[1]
Warrants, surrendered						(193,176)										(193,176)							(37,000)	[1],[4],[5]							(37,000)	[1],[4],[5]					(37,000)	[1],[4],[5]							(37,000)	[1],[4],[5]					(37,000)	[1],[4],[5]			(37,000)	[1],[4],[5]																										(156,176)	[4],[5],[7]					(156,176)	[4],[5],[7]					(156,176)	[4],[5],[7]			(156,176)	[4],[5],[7]
Warrants, expired						(15,165)					(11,652)					(3,513)																																													(3,513)	[1]								(5,269)																																																						(6,383)

[1]	These warrants are subject to fair value accounting and contain exercise price and number of share adjustment features. See Note 13.
[2]	These warrants are subject to fair value accounting and contain exercise price and number of share adjustment features. See Note 9
[3]	On February 11, 2013, these warrants held by John Pappajohn were amended to limit the adjustment feature(s) to $15.00 per share in an initial public offering (totaling 530,022 warrants).
[4]	Subsequent to year end, these warrants held by John Pappajohn were amended to limit the adjustment feature(s) to $15.00 per share in an initial public offering (totaling 523,551 warrants).
[5]	The exercise price and/or number of share adjustment features of these warrants expire and will no longer be subject to fair value accounting after an initial public offering.
[6]	These warrants are subject to fair value accounting and contain an exercise price adjustment feature. See Note 9.
[7]	These warrants are subject to fair value accounting and contain an exercise price adjustment feature. See Note 13.
[8]	On April 10, 2013 the Company completed the IPO at $10.00 per share. The shares of common stock issuable upon the exercise of warrants outstanding as of March 31, 2013 increased to 1,950,477 shares and the exercise prices of 1,656,860 warrants were adjusted as a result of the share and exercise price adjustment features described above.

Warrants - Summary of Warrant Activity (Parenthetical) (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Feb. 11, 2013 IPO	Apr. 10, 2013 Subsequent Event	Feb. 11, 2013 Subsequent Event IPO
Schedule Of Outstanding Options And Warrants [Line Items]
Share price of warrants held by related party			$ 15		$ 15
Warrants held by director in total			530,022		523,551
Share price of common stock at the completion of IPO				$ 10
Shares issuable on exercise of warrants outstanding	1,950,477	1,919,643
Number of warrants effected with adjusted exercise price	1,656,860

Fair Value of Warrants - Assumptions Used in Computing Fair Value of Derivative Warrants (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2012 Debt Guarantee	Mar. 31, 2013 Debt Guarantee	Dec. 31, 2012 Debt Guarantee	Dec. 31, 2011 Debt Guarantee	Mar. 31, 2012 Debt Guarantee Warrants Issued	Dec. 31, 2012 Debt Guarantee Warrants Issued	Dec. 31, 2011 Debt Guarantee Warrants Issued	Dec. 31, 2010 Debt Guarantee Warrants Issued	Mar. 31, 2013 Series B	Dec. 31, 2012 Series B	Dec. 31, 2011 Series B	Dec. 31, 2010 Series B Warrants Issued	Mar. 31, 2013 Consulting	Dec. 31, 2012 Consulting	Dec. 31, 2011 Consulting	Dec. 31, 2011 Consulting Warrants Issued	Dec. 31, 2010 Consulting Warrants Issued	Mar. 31, 2013 Financing	Dec. 31, 2012 Financing	Dec. 31, 2011 Financing	Mar. 31, 2013 Financing Warrants Issued	Mar. 31, 2012 Financing Warrants Issued	Dec. 31, 2012 Financing Warrants Issued	Dec. 31, 2011 Financing Warrants Issued	Dec. 31, 2011 Series A
Changes In Fair Value Of Warrants [Line Items]
Exercise Price	$ 9.6	$ 13.76	$ 9.6	$ 25.85	$ 42.5	$ 9.6	$ 32.45	$ 25	$ 9.7	$ 9.6	$ 25	$ 25	$ 9.7	$ 9.6	$ 16.25	$ 25	$ 13.65	$ 13.06	$ 9.6	$ 32.25	$ 13.34	$ 42.5	$ 23.69	$ 32.25	$ 4
Exercise Price			$ 28.78
Expected life (years)	2 years 7 months 28 days	2 years 4 months 21 days	2 years 7 months 28 days	3 years 3 months 4 days	4 years 8 months 23 days	4 years 7 months 28 days	5 years	5 years 5 months 1 day	2 years 8 months 1 day	2 years 11 months 1 day	3 years 11 months 1 day	5 years	2 years 2 months 23 days	2 years 5 months 23 days	3 years 5 months 23 days	5 years	5 years	6 years 6 months 4 days	6 years 7 months 28 days	4 years 6 months 22 days	9 years 9 months 11 days	4 years 9 months 26 days	6 years 9 months 22 days	5 years 4 days	9 months 29 days
Expected volatility	67.71%	65.58%	67.71%	76.53%	80.47%	80.05%	77.35%	79.37%	60.66%	61.44%	81.59%	80.22%	63.61%	63.29%	81.87%	78.45%	81.12%	69.11%	73.38%	79.40%	74.70%	79.41%	77.74%	78.45%	64.13%
Risk-free interest rate	0.37%	0.32%	0.37%	0.51%	0.90%	0.82%	1.76%	1.60%	0.36%	0.36%	0.36%	1.51%	0.26%	0.28%	0.47%	2.07%	2.59%	1.12%	1.06%	0.83%	1.95%	0.83%	1.19%	1.59%	0.12%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Fair Value of Warrants - Additional Information (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes In Fair Value Of Warrants [Line Items]
Fair value of warrants issue price	$ 9.7	$ 9.6		$ 33.8
Minimum
Changes In Fair Value Of Warrants [Line Items]
Fair value of stock price in computing fair value for warrants issued	$ 9.6	$ 9.6	$ 31.6	$ 11.9	$ 4.8
Maximum
Changes In Fair Value Of Warrants [Line Items]
Fair value of stock price in computing fair value for warrants issued	$ 9.7	$ 33.8	$ 33.8	$ 33.8	$ 11.9

Fair Value of Warrants - Summary of Derivative Warrant Activity (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes In Fair Value Of Warrants [Line Items]
Beginning balance	$ 12,549,000	$ 11,113,000	$ 4,270,000	$ 1,436,000
Fair value of warrants issued		6,544,000	2,870,000	808,000
Fair value of warrants issued	268,000
Fair value of warrants exercised		(55,000)
Warrants amended			(6,415,000)
Warrant restructuring		2,485,000
Change in fair value of warrants	(5,299,000)	(7,538,000)	10,388,000	2,026,000
Ending balance	7,518,000	12,549,000	11,113,000	4,270,000
Debt Guarantee
Changes In Fair Value Of Warrants [Line Items]
Beginning balance	5,679,000	6,993,000	3,793,000	1,409,000
Fair value of warrants issued		1,583,000	831,000	415,000
Warrants amended			(6,415,000)
Warrant restructuring		268,000
Change in fair value of warrants	(3,211,000)	(3,165,000)	8,784,000	1,969,000
Ending balance	2,468,000	5,679,000	6,993,000	3,793,000
Issued for Consulting
Changes In Fair Value Of Warrants [Line Items]
Beginning balance	147,000	447,000	100,000
Fair value of warrants issued			69,000	65,000
Change in fair value of warrants	(34,000)	(300,000)	278,000	35,000
Ending balance	113,000	147,000	447,000	100,000
Issued for Financing
Changes In Fair Value Of Warrants [Line Items]
Beginning balance	6,493,000	2,293,000
Fair value of warrants issued		4,961,000	1,970,000
Fair value of warrants issued	268,000
Warrant restructuring		2,217,000
Change in fair value of warrants	(2,039,000)	(2,978,000)	323,000
Ending balance	4,722,000	6,493,000	2,293,000
Series B Preferred Stock
Changes In Fair Value Of Warrants [Line Items]
Beginning balance	230,000	1,160,000	314,000
Fair value of warrants issued				328,000
Change in fair value of warrants	(15,000)	(930,000)	846,000	(14,000)
Ending balance	215,000	230,000	1,160,000	314,000
Series A Preferred Stock
Changes In Fair Value Of Warrants [Line Items]
Beginning balance		220,000	63,000	27,000
Fair value of warrants exercised		(55,000)
Change in fair value of warrants		(165,000)	157,000	36,000
Ending balance			$ 220,000	$ 63,000

Fair Value Measurements - Summary of Financial Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Warrant liability	$ 7,518,000	$ 12,549,000	$ 11,113,000
Significant Unobservable Inputs (Level 3)
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Warrant liability	$ 7,518,000	$ 12,549,000	$ 11,113,000

Fair Value Measurements - Summary of Activity for Liabilities Measured at Fair Value Using Level 3 Inputs (Detail) (USD $)	12 Months Ended				3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Warrant Restructuring	Dec. 31, 2012 Warrants Exercised	Mar. 31, 2013 Significant Unobservable Inputs (Level 3)	Mar. 31, 2012 Significant Unobservable Inputs (Level 3)
Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Beginning Balance	$ 11,113,000	$ 4,270,000			$ 12,549,000	$ 11,113,000
Derivative financial instruments reclassified to equity upon amendment		(6,415,000)
Issuances of derivative financial instruments	6,544,000	2,870,000			268,000	2,001,000
Warrant restructuring/exercised			2,485,000	(55,000)
Unrealized (gain) loss related to change in fair value	(7,538,000)	10,388,000			(5,299,000)	(1,580,000)
Ending Balance	$ 12,549,000	$ 11,113,000			$ 7,518,000	$ 11,534,000

Joint Venture Agreement - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended
	Nov. 14, 2011	Dec. 31, 2011	Nov. 14, 2011 Subject to Certain Forfeiture Restrictions	Dec. 31, 2011 Vested	Mar. 31, 2013 Joint Venture Agreement	Mar. 31, 2013 Minimum Joint Venture Agreement	Mar. 31, 2013 Maximum Joint Venture Agreement
Business Acquisition [Line Items]
Percentage of outstanding membership interest in joint venture					50.00%
Capital Contribution in exchange of membership interest					$ 6,000,000	$ 2,000,000	$ 6,000,000
Fair value of capital contribution in joint venture					6,000,000
Common stock shares granted in joint venture	20,000		13,200	6,800
Common stock shares granted in joint venture, expense related to vested shares		$ 150,000

Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended									3 Months Ended			12 Months Ended				1 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended		3 Months Ended		12 Months Ended					1 Months Ended	3 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended
	Aug. 14, 2012	Feb. 29, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 27, 2012	Sep. 06, 2012	Sep. 30, 2011	Dec. 31, 2009	Jan. 31, 2008	Jan. 22, 2007	Mar. 31, 2013 Consulting and advisory agreement	Mar. 31, 2012 Consulting and advisory agreement	Mar. 31, 2013 John Pappajohn	Dec. 31, 2012 John Pappajohn	Oct. 22, 2012 John Pappajohn	Mar. 31, 2013 John Pappajohn Guarantees	Dec. 31, 2012 John Pappajohn Guarantees	Sep. 15, 2010 Dr. Chaganti	Mar. 31, 2013 Dr. Chaganti	Mar. 31, 2012 Dr. Chaganti	Dec. 31, 2012 Dr. Chaganti	Dec. 31, 2011 Dr. Chaganti	Dec. 31, 2010 Dr. Chaganti	Feb. 29, 2012 Dr. Pecora	Aug. 15, 2010 Dr. Pecora	Mar. 31, 2013 Dr. Pecora	Mar. 31, 2012 Dr. Pecora	Dec. 31, 2011 Dr. Pecora Paid in Cash	Dec. 31, 2010 Dr. Pecora Paid in Cash	Dec. 31, 2012 Dr. Pecora Expensed under Stock Option Plan	Dec. 31, 2011 Dr. Pecora Expensed under Stock Option Plan	Dec. 31, 2010 Dr. Pecora Expensed under Stock Option Plan	Aug. 31, 2010 Equity Dynamics, Inc.	Mar. 31, 2013 Equity Dynamics, Inc.	Mar. 31, 2012 Equity Dynamics, Inc.	Dec. 31, 2012 Equity Dynamics, Inc.	Dec. 27, 2006 Chief Executive Officer	Dec. 31, 2012 Chief Executive Officer	Dec. 31, 2011 Chief Executive Officer	Dec. 31, 2010 Chief Executive Officer	Feb. 29, 2012 NNJCA	Oct. 15, 2012 Dr. Pecora and NNJCA	Mar. 31, 2011 Mr. Thompson	Jul. 01, 2010 Edmund Cannon	Dec. 31, 2011 Edmund Cannon	Dec. 31, 2010 Edmund Cannon	Dec. 31, 2010 Dr. Houldsworth	Jan. 10, 2010 Dr. Houldsworth	Sep. 23, 2010 TSG Partners, LLC ("TSG")	Dec. 31, 2012 TSG Partners, LLC ("TSG")	Dec. 31, 2011 TSG Partners, LLC ("TSG")	Dec. 31, 2010 TSG Partners, LLC ("TSG")	Sep. 23, 2010 TSG Partners, LLC ("TSG") Maximum	Sep. 23, 2010 TSG Partners, LLC ("TSG") Payable in Cash	Sep. 23, 2010 TSG Partners, LLC ("TSG") Payable in Warrants
Related Party Transaction [Line Items]
Warrant to purchase common stock, issued				70,598			65,328	70,598	228,288		3,546	8,865			202,630	196,159	10,157	1,051,506	1,051,506
Common stock warrants outstanding			1,111,588	1,102,176	888,739	745,732				607,238								327,392
Warrants adjusted in conjunction with IPO															436,080			585,645
Warrants outstanding per share															$ 15			$ 15
Additional amount of loan received															$ 6,750,000	$ 6,750,000										$ 500,000																	$ 1,500,000
Notes issued to related party																					100,000		100,000																40,000											55,000
Interest rate due to related party																					8.50%		8.50%																8.50%											5.50%
Interest expenses on notes issued to related party																					2,100	2,100	8,400	8,400	8,416															0	0	1,407							970
Stock options issued to purchase shares of common stock													60,000															20,000
Common stock price													$ 25															$ 25
Common stock, vesting period													2 years															2 years
Consulting and advisory agreement expenses under stock option plan													27,350	132,500														0	58,440
Consulting agreement period																											2 years
Agreement with related party, fee																				5,000							5,000								10,000											2,000					60,000					45,000	15,000
Agreement with related party, expenses																														45,000	20,000	142,740	235,560	27,200		30,000	30,000	120,000									4,000	4,000							5,000
Due to related party																																				169,596		132,679
Debt and warrant restructuring charge				(1,862,012)												(2,319,512)
Payment of related party debt																																								120,000									55,000
Interest accrued on notes issued to related party																																								0	0
Compensation for strategic consulting services																																																				0	0	97,575
Cash payments to related parties																																																						22,500
Stock option issued to related party			80,000	80,000																60,000							20,000
Stock option issued to related party, price per share				$ 33.8	$ 26.73	$ 14.35														$ 25							$ 25
Agreement with related party, description of required payment																				In exchange for this assignment, if the USPTO issues a patent for an invention on which Dr. Chaganti is listed as an inventor, we are required to pay Dr. Chaganti (i) a one-time payment of $50,000 and (ii) 1% of any net revenues we receive from any licensed sales of the invention.
Agreement with related party, one-time payment required																				50,000
Agreement with related party, percentage of net revenues required to be paid																				1.00%
Warrants issued	4,706	28,235																																											4,000
Fair value of warrants at the date of issue				144,000					6,415,000			12,854					298,000																												69,000
Number of warrants agreed to be surrendered				193,176																																								37,646
Increase the pre-payment penalties																																												$ 130,000

Subsequent Events - Additional Information (Detail) (USD $)	3 Months Ended				1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2008	Apr. 10, 2013 Subsequent Event	Mar. 31, 2013 Subsequent Event
Initial Public Offering [Line Items]
Number of common stock sold at public offering	1,349,936	1,349,936	1,295,026		690,000
Common stock sold at IPO, price per share					$ 10
Underwriter's overallotment shares					90,000
Net proceeds from initial public offering					$ 5,000,000
Underwriting discounts and commissions					637,000
Unpaid offering costs	1,300,000
Offering costs included in deferred initial public offerings	1,200,000
Aggregate number of Series A and Series B convertible preferred stock converted into common stock						1,287,325
Fair value of derivative warrants reclassified into equity					7,000,000
Value of debt converted	9,634,300				9,634,300
Conversion of debt into common stock	963,430				963,430
Debt discounts			161,000	3,191	3,500,000
Financing fees					419,000
Converted debt					$ 3,000,000

Subsequent Events - Schedule of Net Proceeds from IPO (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Pro Forma Options Outstanding
Initial Public Offering [Line Items]
Gross proceeds (including over-allotment)				$ 6,900,000
Underwriting discounts, expenses and commissions				(637,007)
Estimated total offering costs	(2,473,763)	(3,343,289)	(1,611,273)	(2,473,763)
Offering costs paid as of March 31, 2013				1,174,832
Pro forma net proceeds				$ 4,964,062

Subsequent Events - Schedule of Balance Sheet Data and Pro Forma Balance Sheet Data (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Initial Public Offering [Line Items]
Cash and cash equivalents	$ 216,872	$ 819,906	$ 2,033,526	$ 2,417,256	$ 1,779,251	$ 29,891
Loan guarantee and financing fees	1,516,631	1,907,502		497,798
Deferred initial public offering costs	2,473,763	3,343,289		1,611,273
Accounts payable and accrued expenses	4,885,145	4,578,761		4,317,121
Notes Payable, Current Portion	4,530,640	3,836,567		100,000
Line of credit	2,989,577	2,871,200
Notes Payable, Long-Term	2,148,494	2,440,683		1,912,365
Warrant liability	7,518,000	12,549,000		11,113,000	4,270,000	1,436,000
Common stock	135	135		130
Additional paid-in capital	25,067,388	24,970,255		23,220,672
Accumulated deficit	(46,591,619)	(48,934,585)		(42,268,958)
Series A Preferred Stock
Initial Public Offering [Line Items]
Warrant liability				220,000	63,000	27,000
Preferred Stock, value	59	59		59
Series B Preferred Stock
Initial Public Offering [Line Items]
Warrant liability	215,000	230,000		1,160,000	314,000
Preferred Stock, value	182	182		182
Pro Forma Options Outstanding
Initial Public Offering [Line Items]
Cash and cash equivalents	5,180,934
Loan guarantee and financing fees	1,085,438
Deferred initial public offering costs	2,473,763
Accounts payable and accrued expenses	3,551,914
Notes Payable, Current Portion	1,583,515
Line of credit	1,989,577
Warrant liability	518,000
Common stock	429
Additional paid-in capital	48,452,631
Accumulated deficit	$ (53,488,959)

Other Current Assets (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Current Assets By Type [Line Items]
Inventory probes and arrays		$ 233,767	$ 203,507
Prepaid expenses		255,511	65,762
Other current assets	$ 598,631	$ 489,278	$ 269,269

Lease Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Apr. 06, 2012
Leases Disclosure [Line Items]
Lease agreement expiration date	Oct 6, 2017
Lease term	10 years
Security deposit for lease	$ 450,000	$ 450,000		$ 450,000	$ 250,000
Equipment under these capital leases, cost	49,601
Equipment under these capital leases, accumulated depreciation	16,534
Rent Expense	516,173	517,667	546,169
Minimum
Leases Disclosure [Line Items]
Periodic rent increases per square foot per year	1
Maximum
Leases Disclosure [Line Items]
Periodic rent increases per square foot per year	$ 2

Minimum Future Lease Payments Under Capital and Operating Leases (Detail) (USD $)	Dec. 31, 2012
Schedule Of Operating And Capital Leased Assets [Line Items]
2013	$ 578,743
2014	600,965
2015	604,581
2016	567,000
2017	567,001
Thereafter	49,100
Total minimum lease payments	2,967,390
Capital Lease Expense
Schedule Of Operating And Capital Leased Assets [Line Items]
2013	18,275
2014	7,614
Total minimum lease payments	25,889
Less amount representing interest	1,241
Present value of net minimum obligations	24,648
Less current obligation under capital lease	17,158
Long-term obligation under capital lease	7,490
Operating Lease Expense
Schedule Of Operating And Capital Leased Assets [Line Items]
2013	560,468
2014	593,351
2015	604,581
2016	567,000
2017	567,001
Thereafter	49,100
Total minimum lease payments	$ 2,941,501

Loss On Debt and Warrant Restructuring (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Loss on debt and warrant restructuring	$ 1,862,012
2012 convertible debt financing transaction | Restated
Debt Instrument [Line Items]
Loss on debt and warrant restructuring	1,506,512
Line of Credit | Amended
Debt Instrument [Line Items]
Loss on debt and warrant restructuring	268,000
Line of Credit | Settle warrants
Debt Instrument [Line Items]
Loss on debt and warrant restructuring	(129,500)
2011 convertible debt financing transaction | Amended
Debt Instrument [Line Items]
Loss on debt and warrant restructuring	545,000
2011 convertible debt financing transaction | Settle warrants
Debt Instrument [Line Items]
Loss on debt and warrant restructuring	$ (328,000)

Fixed Assets Summary by Major Classifications (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Equipment		$ 1,914,215	$ 1,752,398
Furniture		461,119	461,119
Leasehold improvements		583,592	583,592
Gross		2,958,926	2,797,109
Less accumulated depreciation		(1,994,003)	(1,656,473)
Net fixed assets	$ 899,049	$ 964,923	$ 1,140,636

Income Tax Reconciliation (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Reconciliation [Line Items]
Income tax benefit at federal statutory rate	$ (2,333,000)	$ (6,960,000)	$ (2,943,000)
State tax provision, net of federal tax benefit	(661,000)	(604,000)	(437,000)
Tax credits	(82,000)	(57,000)	(26,000)
Stock option permanent differences	85,000	43,000	33,000
Derivative warrant permanent differences	(1,926,000)	3,636,000	16,000
Change in valuation allowance	4,858,000	5,320,000	2,543,000
Change in uncertain tax positions		(1,395,000)	1,003,000
Other	59,000	17,000	(189,000)
Provision for income taxes
Income tax benefit at federal statutory rate	35.00%	35.00%	35.00%
State tax provision, net of federal tax benefit	9.50%	3.00%	5.20%
Tax credits	1.10%	0.30%	0.30%
Stock option permanent differences	(1.20%)	(0.20%)	(0.40%)
Derivative warrant permanent differences	26.00%	(18.20%)	(0.20%)
Change in valuation allowance	(70.20%)	(26.80%)	(30.30%)
Change in uncertain tax positions	0.00%	7.00%	(11.90%)
Other	(0.20%)	(0.10%)	2.30%
Provision for income taxes	0.00%	0.00%	0.00%

Components of Approximate Deferred Tax (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 15,134,000	$ 10,575,000
Accruals and reserves	486,000	568,000
Non-qualified stock options	844,000	575,000
Research and development tax credits	477,000	395,000
Derivative warrant liability	26,000	26,000
Other	7,000	9,000
Total deferred tax assets	16,974,000	12,148,000
Less valuation allowance	(16,947,000)	(12,089,000)
Net deferred tax assets	27,000	59,000
Deferred tax liabilities
Fixed assets	(27,000)	(59,000)
Net deferred taxes

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 01, 2013 New Jersey
Income Tax [Line Items]
Net operating loss carryforward	$ 38,000,000			$ 8,018,107
Net operating loss carryforward, expiration date	Begin to expire in 2027
Proceeds from sale of operating loss carryforward				663,900
Uncertain tax positions	$ 0	$ 0	$ 1,395,000

Aggregate Changes in Balance of Unrecognized Tax Benefits (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance, beginning of year	$ 0	$ 1,395,000
Changes in expected tax position		(1,395,000)
Balance, end of year	$ 0	$ 0

Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contingencies [Line Items]
Payment for litigation settlement	$ 1,000,000
Amount accrued for litigation settlement		1,000,000
Amount received from insurance carrier		400,000
Net recovery (expense) from litigation		$ 200,000	$ (800,000)

Liquidity and Going concern - Additional Information (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Liquidity And Managements Plans [Line Items]
Cash and cash equivalents	$ 216,872	$ 819,906	$ 2,033,526	$ 2,417,256	$ 1,779,251	$ 29,891
Liquidity and Going concern
Liquidity And Managements Plans [Line Items]
Cash and cash equivalents		819,000
Working capital deficit		$ 9,600,000